1933 Act Registration No. 2-99356
                                        1940 Act File No. 811-4367

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                            FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 36                               [X]


                               and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 37                                              [X]


                  LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                  ---------------------------------------
         (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts    02111
                ----------------------------------------------------
                 (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-225-2365


    Jean S. Loewenberg, Esq.        Cameron S. Avery
    Secretary                       Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe               Three First National Plaza
    Funds Municipal Trust           70 W. Madison Street,, Suite 3300
    One Financial Center            Chicago, Illinois 60602

    Boston, Massachusetts 02111


    John M. Loder, Esq.
    Ropes and Gray
    One International Place
    Boston, Massachusetts 02110


                  (Name and Address of Agents for Service)


It is proposed that this filing will become effective (check appropriate box):


[ ] immediately upon filing pursuant to paragraph b)
[X] on November 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

  LIBERTY HIGH YIELD MUNICIPAL FUND                 Prospectus, November 1, 2002



CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                             2
------------------------------------------------------
Investment Goals..................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   3
Your Expenses.....................................   5
YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Sales Charges.....................................   7
How to Exchange Shares............................  10
How to Sell Shares................................  10
Fund Policy on Trading of Fund Shares.............  11
Distribution and Service Fees.....................  11
Other Information About Your Account..............  12

MANAGING THE FUND                                   14
------------------------------------------------------
Investment Advisor................................  14
Portfolio Manager.................................  14

OTHER INVESTMENT STRATEGIES AND RISKS               15
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                17
------------------------------------------------------

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
Under normal circumstances, the portfolio manager invests at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in relatively high-yielding securities. These generally are medium- or lower-rated securities or unrated securities of comparable quality, but may also include other securities that have the potential for high yield, such as inverse floating rate obligations. Lower-rated securities in which the Fund invests are sometimes referred to as "junk bonds." Investment in higher-quality securities may reduce the Fund's current income.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund may invest 25% or more of its assets in industrial development bonds or participation interests in those bonds.


It is a fundamental policy that the Fund's assets will be invested so that at least 80% of the Fund's gross income will be exempt from federal income tax. The Fund may invest up to 20% of its total assets in high-quality taxable money market instruments. The portfolio manager may purchase bonds of any maturity.



The Fund is permitted to invest all of its assets in bonds, income from which is subject to the Alternative Minimum Tax.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared among comparable funds.


INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities, it is subject to ISSUER RISK. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer, or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

----
2

 The Fund


An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

CALL RISK is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.


TAX-EXEMPT BONDS are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


Because the Fund may invest 25% or more of its assets in industrial development bonds or participation interests therein, it may be more adversely affected than competing funds by an economic, business or political development or change.


INVERSE FLOATING RATE OBLIGATIONS represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.



The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal ALTERNATIVE MINIMUM TAX for individuals and corporations. Consult your tax advisor for more information.


Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. See "Other Information About Your Account -- Tax Consequences" below.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

Because Class A, B and C shares have not been offered for a full calendar year, the information in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. For the period prior to the inception of Class A shares on July 31, 2000, the performance shown is that of the Fund's Class Z shares.(1)(2) For the period prior to inception of Class B and Class C shares on July 15, 2002, the performance shown is that of the Fund's Class A shares.(3) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                            ----

 The Fund


   UNDERSTANDING PERFORMANCE

    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each of the last ten complete calendar years. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. The table shows the returns of the Fund's Class A, B and C shares and includes the effects of sales charges. Class B share returns do not reflect Class A share returns after conversion.


    The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


 CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)

     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   5.35%
1993  10.64%
1994  -4.03%
1995  17.72%
1996   4.48%
1997   9.53%
1998   5.28%
1999  -2.14%
2000   6.96%
2001   5.06%


The Fund's year-to-date total return through        For period shown in bar chart:
September 30, 2002 was +6.68%.                      Best quarter: 1st quarter 1995, +7.00%
                                                    Worst quarter: 1st quarter 1994, -5.11%


(1) Class Z shares are not offered in this prospectus. Class A shares would generally have similar annual returns because they are invested in the same portfolio of securities, but the returns would be lower to the extent that expenses for Class A shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares.


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001


                                          INCEPTION DATE  1 YEAR      5 YEARS(2)         10 YEARS(2)

Class A (%)
  Return Before Taxes                          7/31/00     0.08                3.85                 5.21
  Return After Taxes on Distributions                      0.08                3.85                 5.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                                  2.28                4.18                 5.24
--------------------------------------------------------------------------------------------------------
Class B (%)
  Return Before Taxes                          7/15/02     0.11                4.55                 5.72
  Return After Taxes on Distributions                      0.11                4.55                 5.60
  Return After Taxes on Distributions
  and Sale of Fund Shares                                  2.41                4.78                 5.70
--------------------------------------------------------------------------------------------------------
Class C (%)
  Return Before Taxes                          7/15/02     4.07                4.86                 5.72
  Return After Taxes on Distributions                      4.07                4.86                 5.60
  Return After Taxes on Distributions
  and Sale of Fund Shares                                  4.83                5.03                 5.70
--------------------------------------------------------------------------------------------------------
 Lehman Index (%)                                  N/A     5.13                5.98                 6.63
--------------------------------------------------------------------------------------------------------



(2) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and Class A shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984.
(3) Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class A shares from Class A's inception. Their performance information prior to July 31, 2000 includes returns of the Fund's Class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses between Class A and Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower. Class Z shares were initially offered on March 5, 1984.



----
4

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(4) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A     CLASS B     CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)           4.75        0.00        0.00
---------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                        1.00(5)     5.00        1.00
---------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                           (6)         (6)         (6)


(4) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(5) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(6)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C

 Management fee(7)(8) (%)                          0.56        0.56        0.56
---------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.20        0.95        0.95(9)
---------------------------------------------------------------------------------
 Other expenses (%)                                0.32        0.32        0.32
---------------------------------------------------------------------------------
 Total annual fund operating expenses (%)          1.08        1.83        1.83(9)



(7) Prior to July 15, 2002, the management fee was paid by SR&F High-Yield Municipals Portfolio in which the Fund invested all of its assets.
(8)  The Fund pays a management fee of 0.43% and an administrative fee of 0.13%.
(9) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.80% and the total annual fund operating expenses for Class C shares would be 1.68%. This arrangement may be modified or terminated by the distributor at any time.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $580    $802    $1,042    $1,730
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $186    $576    $  990    $1,951
              sold all your shares at the
              end of the period                          $686    $876    $1,190    $1,951
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $186    $576    $  990    $2,148
              sold all your shares at the
              end of the period                          $286    $576    $  990    $2,148


                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


   INVESTMENT MINIMUMS

       Initial Investment...............................  $1,000
       Subsequent Investments...........................    $50
       Automatic Investment Plan*.......................    $50
       Retirement Plan*.................................    $25

      *    The initial investment minimum of $1,000 is waived on these plans.

    The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     of the Fund at no additional cost. There may be an
                                     additional charge if exchanging from a money
                                     market fund. To exchange by telephone, call
                                     1-800-422-3737.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-422-3737 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of the Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-422-3737. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic                           You may make monthly or quarterly investments
 investment plan                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares for your account by
 cost averaging                      exchanging $100 or more each month from another
                                     fund for shares of the same class of the Fund at
                                     no additional cost. You must have a current
                                     balance of at least $5,000 in the fund the money
                                     is coming from. The designated amount will be
                                     exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-422-3737. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-345-6611.


----
6

 Your Account


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


   CHOOSING A SHARE CLASS



    The Fund offers three classes of shares in this prospectus --
    CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.



    The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


 CLASS A SALES CHARGES


                                     AS A % OF THE PUBLIC  AS A % OF YOUR  % OF OFFERING PRICE RETAINED
AMOUNT INVESTED                         OFFERING PRICE       INVESTMENT        BY FINANCIAL ADVISOR

 Less than $50,000                               4.75             4.99                       4.25
-------------------------------------------------------------------------------------------------------
 $50,000 to less than $100,000                   4.50             4.71                       4.00
-------------------------------------------------------------------------------------------------------
 $100,000 to less than $250,000                  3.50             3.63                       3.00
-------------------------------------------------------------------------------------------------------
 $250,000 to less than $500,000                  2.50             2.56                       2.00
-------------------------------------------------------------------------------------------------------
 $500,000 to less than $1,000,000                2.00             2.04                       1.75
-------------------------------------------------------------------------------------------------------
 $1,000,000 or more                              0.00             0.00                       0.00


Class A shares bought without an initial sales charge in accounts aggregating
$1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent
Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

                                                                            ----

 Your Account


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 PURCHASES OVER $1 MILLION

AMOUNT PURCHASED           COMMISSION %

 First $3 million                1.00
---------------------------------------
 $3 million to less than
 $5 million                      0.80
---------------------------------------
 $5 million to less than
 $25 million                     0.50
---------------------------------------
 $25 million or more             0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

   UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


    Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through RIGHTS OF ACCUMULATION. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a STATEMENT OF INTENT within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


----
8

 Your Account


PURCHASES OF LESS THAN $250,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                5.00
--------------------------------------------------------------
 Through second year                               4.00
--------------------------------------------------------------
 Through third year                                3.00
--------------------------------------------------------------
 Through fourth year                               3.00
--------------------------------------------------------------
 Through fifth year                                2.00
--------------------------------------------------------------
 Through sixth year                                1.00
--------------------------------------------------------------
 Longer than six years                             0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, RIGHTS OF ACCUMULATION apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00
--------------------------------------------------------------
 Longer than three years                           0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or

                                                                            ----

 Your Account



transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

 CLASS C SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                1.00
--------------------------------------------------------------
 Longer than one year                              0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z shares of another fund distributed by Liberty Funds Distributor, Inc. (See the Statement of Additional Information for a description of these situations.) Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more


----
10

 Your Account



information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into the same
                                     share class of another fund at no additional cost.
                                     To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-422-3737, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-345-6611.
---------------------------------------------------------------------------------------

 By mail                             You may send a signed letter of instruction or
                                     stock power form along with any share certificates
                                     to be sold to the address below. In your letter of
                                     instruction, note the Fund's name, share class,
                                     account number, and the dollar value or number of
                                     shares you wish to sell. All account owners must
                                     sign the letter, and signatures must be guaranteed
                                     by either a bank, a member firm of a national
                                     stock exchange or another eligible guarantor
                                     institution. Additional documentation is required
                                     for sales by corporations, agents, fiduciaries,
                                     surviving joint owners and individual retirement
                                     account owners. For details, call 1-800-345-6611.
                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. This feature is not available if you
                                     hold your shares in certificate form. All dividend
                                     and capital gains distributions must be
                                     reinvested. Be sure to complete the appropriate
                                     section of the account application for this
                                     feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of the Fund and request that
 funds transfer                      the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. Class A shares are not subject to an annual distribution fee, and the annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon

                                                                            ----

 Your Account



conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

----
12

 Your Account


   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.


                                                                            ----

 MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.



For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.56% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

MAUREEN G. NEWMAN, a senior vice president of Colonial Management
Associates, Inc. and Stein Roe, has managed the Fund since November, 1998.
Ms. Newman has managed various other Colonial tax-exempt funds since May, 1996.


----
14

 OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.


                                                                            ----

 Other Investment Strategies and Risks


MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow from other funds advised by Stein Roe. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
16

 FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's Class A shares' fiscal year since inception, which runs from July 1 to June 30, unless otherwise indicated. Class B and C shares, which have higher expenses than Class A shares, were initially offered on July 15, 2002. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND


                                          YEAR ENDED   PERIOD ENDED
                                           JUNE 30,      JUNE 30,
                                             2002        2001(A)
                                           Class A       Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                     11.13          11.11
-------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                    0.61(c)        0.58
  Net realized and unrealized gain
  on investments and futures contracts        0.15(c)        0.01
-------------------------------------------------------------------
  Total from Investment Operations            0.76           0.59
-------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income                 (0.63)         (0.57)
-------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           11.26          11.13
-------------------------------------------------------------------
 TOTAL RETURN (%)(d)                          6.93           5.42(e)
-------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses                                    1.13           1.06(f)
  Net investment income                       5.41(c)        5.65(f)
  Net assets, end of period (000's) ($)         42              1



(a)  From commencement of operations on July 31, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 5.37% to 5.41%. The impact to net investment income and net realized gain was less than $0.01. Per share, ratios and supplemental data for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f)  Annualized.



                                                                            ----
                                                                              17
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18

 Notes


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                                                                              19

FOR MORE INFORMATION

--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Stein Roe Funds Municipal Trust: 811-4367


- Liberty High Yield Municipal Fund (formerly named Stein Roe High-Yield Municipals Fund)


--------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

                                                                752-01/380L-1002

  LIBERTY HIGH YIELD MUNICIPAL FUND                 Prospectus, November 1, 2002



CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goals..................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   3
Your Expenses.....................................   5
YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Eligible Investors................................   6
Sales Charges.....................................   7
How to Exchange Shares............................   8
How to Sell Shares................................   8
Fund Policy on Trading of Fund Shares.............   9
Other Information About Your Account..............   9

MANAGING THE FUND                                   11
------------------------------------------------------
Investment Advisor................................  11
Portfolio Manager.................................  11

OTHER INVESTMENT STRATEGIES AND RISKS               12
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                14
------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return consisting of current income exempt from ordinary federal income tax and opportunities for capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

--------------------------------------------------------------------------------
Under normal circumstances, the portfolio manager invests at least 80% of the Fund's net assets (plus any borrowings for investment purposes) in relatively high-yielding securities. These generally are medium- or lower-rated securities or unrated securities of comparable quality, but may also include other securities that have the potential for high yield, such as inverse floating rate obligations. Lower-rated securities in which the Fund invests are sometimes referred to as "junk bonds." Investment in higher-quality securities may reduce the Fund's current income.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund may invest 25% or more of its assets in industrial development bonds or participation interests in those bonds.


It is a fundamental policy that the Fund's assets will be invested so that at least 80% of the Fund's gross income will be exempt from federal income tax. The Fund may invest up to 20% of its total assets in high-quality taxable money market instruments. The portfolio manager may purchase bonds of any maturity.



The Fund is permitted to invest all of its assets in bonds, income from which is subject to the Alternative Minimum Tax.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared among comparable funds.


INTEREST RATE RISK is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities, it is subject to ISSUER RISK. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


LOWER-RATED DEBT SECURITIES, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than
----
2

 The Fund


higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

An economic downturn could severely disrupt the high-yield market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

CALL RISK is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.


TAX-EXEMPT BONDS are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


Because the Fund may invest 25% or more of its assets in industrial development bonds or participation interests therein, it may be more adversely affected than competing funds by an economic, business or political development or change.


INVERSE FLOATING RATE OBLIGATIONS represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.



The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal ALTERNATIVE MINIMUM TAX for individuals and corporations. Consult your tax advisor for more information.


Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. See "Other Information About Your Account -- Tax Consequences" below.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The Fund did not have separate classes of shares prior to August 1, 2000; on that date, the Fund's outstanding shares were redesignated as Class S shares. On July 15, 2002, the Fund's Class S shares were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


                                                                            ----

 The Fund


   UNDERSTANDING PERFORMANCE

    CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each of the last ten complete calendar years. They include the effects of Fund expenses.

    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

    The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

 CALENDAR YEAR TOTAL RETURNS (CLASS Z)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1992   5.35%
1993  10.64%
1994  -4.03%
1995  17.72%
1996   4.48%
1997   9.53%
1998   5.28%
1999  -2.14%
2000   7.15%
2001   5.05%


The Fund's year-to-date total return                For period shown in bar chart:
through September 30, 2002 was +7.17%.              Best quarter: 1st quarter 1995, +7.00%
                                                    Worst quarter: 1st quarter 1994, -5.11%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001


                                          INCEPTION
                                            DATE     1 YEAR  5 YEARS  10 YEARS

Class Z (%)
  Return Before Taxes                       3/5/84    5.05     4.90      5.74
  Return After Taxes on Distributions                 5.05     4.90      5.62
  Return After Taxes on Distributions
  and Sale of Fund Shares                             5.53     5.08      5.72
------------------------------------------------------------------------------
Lehman Index (%)                               N/A    5.13     5.98      6.63
------------------------------------------------------------------------------


----
4

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table uses the following hypothetical conditions:


    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

 SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)          0.00
------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%) (as a percentage of the
 lesser of purchase price or redemption
 price)                                           0.00
------------------------------------------------------
 Redemption fee (%) (as a percentage of
 amount redeemed, if applicable)                   (2)


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


 Management fee (3)(4) (%)                     0.56
---------------------------------------------------
 Distribution and service (12b-1) fees (%)     0.00
---------------------------------------------------
 Other expenses (%)                            0.32
---------------------------------------------------
 Total annual fund operating expenses (%)      0.88



(3) Prior to July 15, 2002, the management fee was paid by SR&F High-Yield Municipals Portfolio, in which the Fund invested all of its assets.
(4)  The Fund pays a management fee of 0.43% and an administrative fee of 0.13%.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


1 YEAR  3 YEARS  5 YEARS  10 YEARS

 $90     $281     $488     $1,084


                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     or Class A of the Fund at no additional cost.
                                     There may be an additional charge if exchanging
                                     from a money market fund. To exchange by
                                     telephone, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-338-2550 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of the Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-338-2550. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic                           You may make monthly or quarterly investments
 investment plan                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares of the Fund for your
 cost averaging                      account by exchanging $100 or more each month from
                                     another fund for shares of the same class of the
                                     Fund at no additional cost. You must have a
                                     current balance of at least $5,000 in the fund the
                                     money is coming from. The designated amount will
                                     be exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-338-2550. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-338-2550.


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



    - any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;


----
6

 Your Account



    - any trustee or director (or family member) of any fund distributed by LFD; and



    - any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.



$100,000 minimum initial investment



    - clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and



    - any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.



No minimum initial investment



    - any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);



    - a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;



    - investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and



    - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

   CHOOSING A SHARE CLASS

    The Fund offers one class of shares in this prospectus -- CLASS Z.


    The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


                                                                            ----

 Your Account


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into Class Z
                                     shares or Class A shares of another fund
                                     distributed by Liberty Funds Distributor, Inc. at
                                     no additional cost. To exchange by telephone, call
                                     1-800-338-2550.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-338-2550, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-338-2550.
---------------------------------------------------------------------------------------

 By mail                             You may send a signed letter of instruction to the
                                     address below. In your letter of instruction, note
                                     the Fund's name, share class, account number, and
                                     the dollar value or number of shares you wish to
                                     sell. All account owners must sign the letter, and
                                     signatures must be guaranteed by either a bank, a
                                     member firm of a national stock exchange or
                                     another eligible guarantor institution. Additional
                                     documentation is required for sales by
                                     corporations, agents, fiduciaries, surviving joint
                                     owners and individual retirement account owners.
                                     For details, call 1-800-338-2550.
                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston,
                                     MA 02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of the Fund and request that
 funds transfer                      the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


----
8

 Your Account


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

                                                                            ----

 Your Account


   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.


----
10

 MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.



For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.56% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------

MAUREEN G. NEWMAN, a senior vice president of Colonial Management
Associates, Inc. and Stein Roe, has managed the Fund since November, 1998.
Ms. Newman has managed various other Colonial tax-exempt funds since May, 1996.


                                                                            ----

 OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------

The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


ZERO COUPON BONDS
--------------------------------------------------------------------------------

Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.


----
12

 Other Investment Strategies and Risks


MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow from other funds advised by Stein Roe. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

                                                                            ----

 FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND


                                                                 YEAR ENDED JUNE 30,
                                              2002              2001        2000       1999         1998
                                             Class Z          Class Z     Class Z    Class Z      Class Z

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                       11.12            11.04       11.71      11.97        11.67
-----------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                         0.64(a)(b)       0.65(a)     0.65       0.63         0.65
  Net realized and unrealized gain
  (loss) on investments and futures
  contracts                                     0.15(b)          0.08       (0.68)     (0.25)        0.30
-----------------------------------------------------------------------------------------------------------
  Total from Investment Operations              0.79             0.73       (0.03)      0.38         0.95
-----------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
  From net investment income                   (0.65)           (0.65)      (0.64)     (0.64)       (0.65)
-----------------------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                             11.26            11.12       11.04      11.71        11.97
-----------------------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                            7.30             6.78       (0.16)      3.18(d)      8.32
-----------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses                                      0.88             0.81        0.78       0.77         0.75
  Net investment income                         5.66(b)          5.86        5.82       5.26         5.48
  Portfolio turnover rate (%)                    N/A              N/A         N/A        N/A            8(e)
  Net assets, end of period (000's) ($)      213,271          224,950     253,787    297,874      341,780



(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the net investment income per share by $0.01 and increase the ratio of net investment income to average net assets from 5.62% to 5.66%. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(c)  Total return at net asset value assuming all distributions reinvested.
(d) 0.50% of the return is attributable to a one-time revaluation of a portfolio security reflecting the restructuring of this security. Absent this revaluation, the total return would have been 2.68%.
(e) Prior to commencement of operations of the SR&F High-Yield Municipals Portfolio in which the Fund invested until July 15, 2002.



----
14

 NOTES
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                                                                            ----

FOR MORE INFORMATION

--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Stein Roe Funds Municipal Trust: 811-4367


- Liberty High Yield Municipal Fund (formerly named Stein Roe High-Yield Municipals Fund)


--------------------------------------------------------------------------------

[LIBERTYFUNDS LOGO]

                                                                752-01/381L-1002

STEIN ROE MUNICIPAL FUNDS
  INTERMEDIATE MUNICIPALS FUND
-------------------------------------------------------------------------------

CLASS S SHARES
PROSPECTUS
NOVEMBER 1, 2002

ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   STEIN ROE
                                   MUTUAL FUNDS
                                   Sensible Risks. Intelligent Investments.(SM)

Each Fund section discusses the following topic specific to that fund:
Investment Goals; Principal Investment Strategies; Principal Investment Risks; Fund Performance; and Your Expenses.

Please keep this prospectus as your reference manual.


    Intermediate Municipals Fund                                              4

    Financial Highlights                                                      9

    Your Account                                                             10
        Purchasing Shares                                                    10
        Opening an Account                                                   11
        Determining Share Price                                              11
        Selling Shares                                                       12
        Exchanging Shares                                                    13
        Fund Policy on Trading of Fund Shares                                13
        Reporting to Shareholders                                            14
        Dividends and Distributions                                          14

    Other Investments and Risks                                              15
        Derivative Strategies                                                15
        Asset-Backed Securities                                              15
        Municipal Lease Obligations                                          16
        When-Issued Securities and Forward Commitments                       16
        Zero Coupon Securities                                               16
        Inverse Floating Rate Obligations                                    16
        Portfolio Turnover                                                   16
        Temporary Defensive Positions                                        17
        Interfund Lending Program                                            17

    The Fund's Management                                                    17
        Investment Advisor                                                   17
        Portfolio Manager                                                    17

UNDERSTANDING TAX-EXEMPT SECURITIES


TAX-EXEMPT BONDS are issued by state and local governments for various public purposes. A tax-exempt bond, like a bond issued by a corporation or the U.S. government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Unlike taxable bonds, tax-exempt bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. As a result, the pre-tax yields on tax-exempt bonds are generally lower than the yields on taxable bonds with similar maturities. Depending on your tax bracket, however, the after-tax return (that is, the gross return minus the effect of taxes on investment income) may be equal to or better than those provided by taxable bonds. Generally, the higher your tax bracket, the more likely it is that tax-exempt bonds (and tax-exempt bond funds) may be appropriate for you. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.


INTERMEDIATE MUNICIPALS FUND


INVESTMENT GOALS
    The Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
    Under normal circumstances, the Fund invests at least 80% of its total assets in tax-exempt securities. At least 75% of the Fund's total assets are invested in tax-exempt securities that are at the time of purchase:

    o rated at least BBB by Standard & Poor's, a division of The McGraw Hill Companies,

    o rated at least Baa by Moody's Investors Service, Inc.,

    o given a comparable rating by another nationally recognized rating agency, or


    o backed by the full faith and credit or guarantee of the U.S. government.


    The Fund may also invest up to 25% of its total assets in lower-rated debt securities. These securities are sometimes referred to as "junk bonds" and are rated at the time of purchase:

    o below BBB by Standard & Poor's, a division of The McGraw Hill Companies,


    o below Baa by Moody's Investors Service, Inc.,

    o given a comparable rating by another nationally recognized rating agency, or

    o unrated securities that Stein Roe believes to be of comparable quality.


    It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities that produce income that is exempt from federal income tax. The Fund expects to maintain a dollar-weighted average maturity of three to 10 years.


    The Fund is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.


    Additional strategies that are not principal investment strategies and risks associated with them are described later in this prospectus under "Other Investments and Risks."

PRINCIPAL INVESTMENT RISKS
    The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


    Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared among comparable funds.


    Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


    Because the Fund may invest in debt securities, it is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security, changes in general economic conditions, or changes in economic conditions that affect the issuer may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

    Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.


    Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.


    Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


    Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.

    The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


    WHO SHOULD INVEST IN THE FUND?
    You may want to invest in the Fund if you:


    o want income that is exempt from ordinary federal income tax and are looking for a higher level of return potential than generally offered by municipal money market funds in exchange for increased levels of risk

    o are in a tax bracket that makes tax-exempt investing appropriate for you

    o are a long-term investor looking to diversify your investment portfolio by investing in tax-exempt securities


    The Fund is not appropriate for investors who:


    o are saving for a short-term investment

    o want to avoid volatility or possible losses

    o are not interested in generating current income


FUND PERFORMANCE
    The following charts show the Fund's performance for the past 10 calendar years through Dec. 31, 2001. The returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past results are no guarantee of future investment results. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

    CALENDAR YEAR TOTAL RETURNS
    Calendar year total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each of the last 10 calendar years and provides an indication of the risks of investing in the Fund.

                1992                           7.63%
                1993                          11.06%
                1994                          -3.36%
                1995                          12.93%
                1996                           4.16%
                1997                           7.50%
                1998                           5.45%
                1999                          -1.41%
                2000                           9.42%
                2001                           4.21%


    The Fund's year-to-date total return through September 30, 2002, was +8.71%. For the period show in the bar chart above:
    Best quarter: 1st quarter 1995, +4.73%
    Worst quarter: 1st quarter 1994, -4.24%


    AVERAGE ANNUAL TOTAL RETURNS
    Average annual total returns are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. We compare the Fund's returns with returns for the Lehman Brothers 10-Year Municipal Bond Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


    ---------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS
    ---------------------------------------------------------------------------

                                             PERIODS ENDING DEC. 31, 2001
                                             ----------------------------------
    CLASS S                                     1 YR          5 YR        10 YR
    ---------------------------------------------------------------------------
    Return Before Taxes                        4.21%         4.97%        5.64%
    Return After Taxes on Distributions        4.02%         4.87%        5.48%
    Return After taxes on Distributions
    and Sale of Fund Shares                    4.64%         4.94%        5.47%
    Lehman Brothers 10 Year Municipal
    Bond Index*                                4.62%         5.94%        6.70%

    *The Lehman Brothers 10-Year Municipal Bond Index is an unmanaged group of securities that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


YOUR EXPENSES
    This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

    ---------------------------------------------------------------------------
    ANNUAL FUND OPERATING EXPENSES(B)
    ---------------------------------------------------------------------------

    (expenses that are deducted from Fund assets)
    ---------------------------------------------------------------------------
    Management and service fees(c)(d)                                  0.58%
    Distribution (12b-1) fees                                          None
    Other expenses                                                     0.28%
    ---------------------------------------------------------------------------
    TOTAL ANNUAL FUND OPERATING EXPENSES(D)                            0.86%

    (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
    (b) Fund expenses include management fees and administration costs such as furnishing the Fund with offices and providing tax and compliance services.
    (c) The Fund pays a management fee of 0.44% and an administration fee of 0.14%.
    (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee would be 0.42% and total annual fund operating expenses would be 0.70%. A reimbursement lowers the expense ratio and increases overall return to investors. This arrangement may be modified or terminated by the advisor at any time.

    EXPENSE EXAMPLE

    This example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

    o $10,000 initial investment

    o 5% total return each year

    o Fund's operating expenses remain the same

    o redemption at the end of each time period


    Your actual costs may be higher or lower because in reality fund returns and other expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

    ---------------------------------------------------------------------------
     EXPENSE EXAMPLE
    ---------------------------------------------------------------------------
                                     1 YR       3 YRS       5 YRS       10 YRS
    ---------------------------------------------------------------------------
    Intermediate Municipals Fund     $88         $274        $477       $1,061

FINANCIAL HIGHLIGHTS


The financial highlight table is intended to help you understand the Fund's Class S financial performance. Information is shown for the last five fiscal years, which runs from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class S share. The total return in the table represents the rate that you would have earned (or lost) on an investment in Class S shares of the Fund (assuming reinvestment of all dividends and distributions).
This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-338-2550.

Stein Roe Intermediate Municipals Fund

Per share data:
                                                                              YEAR ENDED JUNE 30,
                                             ---------------------------------------------------------------------------------
                                                   2002               2001             2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------
Class S
Net Asset Value, Beginning of Period              $11.36             $10.96           $11.23           $11.57           $11.38
                                                  ------             ------           ------           ------           ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                               0.52(a)(b)         0.54(a)          0.28             0.54             0.54
Net realized and unrealized gain (loss) on
  investments and futures contracts                 0.15(b)            0.40            (0.27)           (0.30)            0.22
                                                  ------             ------           ------           ------           ------
    Total from investment operations                0.67               0.94             0.01             0.24             0.76
                                                  ------             ------           ------           ------           ------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                         (0.55)             (0.54)           (0.26)           (0.54)           (0.54)
From net realized gains                            (0.07)                --            (0.02)           (0.04)           (0.03)
                                                  ------             ------           ------           ------           ------
    Total distributions declared to
      shareholders                                 (0.62)             (0.54)           (0.28)           (0.58)           (0.57)
                                                  ------             ------           ------           ------           ------
Net Asset Value, End of Period                    $11.41             $11.36           $10.96           $11.23           $11.57
                                                  ------             ------           ------           ------           ------
Ratios to Average Net Assets:

Ratio of net expenses to average net assets         0.70%(e)          0.70%(e)         0.70%            0.70%            0.70%
Ratio of net investment income to average
  net assets                                        4.53%(b)(e)       4.79%(e)         4.93%            4.58%            4.70%
Waiver/Reimbursement                                0.16%             0.18%            0.11%            0.09%            0.11%
Portfolio turnover rate                              22%                17%              26%              48%              29%
TOTAL RETURN(c)(d)                                  6.04%             8.74%            3.10%            2.08%            6.84%
Net assets, end of period (000's)               $128,255           $132,201         $135,810         $168,896         $195,651

(a) Per share data was calculated using average shares outstanding during the period.
(b) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 4.52% to 4.53%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(c) Computed giving effect to Advisor's expense limitation undertaking.
(d) Total return at net asset value assuming all distributions reinvested.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

YOUR ACCOUNT

PURCHASING SHARES
    You will not pay a sales charge when you purchase Fund shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.

    PURCHASES THROUGH THIRD PARTIES
    If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.


    If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

    CONDITIONS OF PURCHASE
    An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program or are a client of Stein Roe Investment Counsel, the minimum initial investment is determined by those programs.


    ---------------------------------------------------------------------------
                                 ACCOUNT MINIMUMS
    ---------------------------------------------------------------------------

                                    MINIMUM TO         MINIMUM           MINIMUM
    TYPE OF ACCOUNT              OPEN AN ACCOUNT       ADDITION         BALANCE
    ---------------------------------------------------------------------------
    Regular                           $2,500             $100            $1,000

    Custodial (UGMA/UTMA)             $1,000             $100            $1,000

    Automatic Investment Plan         $1,000              $50              --

    Roth and Traditional IRA            $500              $50              $500

    Educational IRA                     $500              $50*             $500

    * Maximum $500 contribution per calendar year per child. Beginning January 1, 2002, the maximum contribution per calendar year per child will be increased to $2,000.

    OPENING AN ACCOUNT

----------------------------------------------------------------------------------------------------------------------
                                            OPENING OR ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------
                          BY MAIL:                                       BY WIRE:
----------------------------------------------------------------------------------------------------------------------
OPENING AN ACCOUNT        Complete the application. Make check payable   Mail your application to the address listed
                          to Stein Roe Mutual Funds.                     on the left, then call 1-800-338-2550 to
                                                                         obtain an account number. Include your Social
                          Mail application and check to:                 Security Number. To wire funds, use the
                            Stein Roe Mutual Funds                       instructions below.
                            P.O. Box 8900
                            Boston, MA 02205-8900
                          Overnight address:
                            Stein Roe Mutual Funds
                            One Financial Center,
                            10th Floor Boston, MA 02111-2621


ADDING TO AN ACCOUNT      Make check payable to Stein Roe Mutual Funds.  Wire funds to:
                          Be sure to write your account number on the      FleetBoston
                          check.                                           ABA: 011000390
                                                                           Attn: Liberty Funds Services, Inc.,
                          Fill out investment slip (stub from your         Account No. 98227776
                          statement or confirmation) or include a note     Your name (exactly as in the registration).
                          indicating the amount of your purchase, your     Your account number.
                          account number, and the name in which your
                          account is registered.                         Fund Number:
                                                                         308 -- Intermediate Municipals Fund
                          Mail check with investment slip or note to
                          the address above.


----------------------------------------------------------------------------------------------------------------------
                                            OPENING OR ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------------------

                          BY ELECTRONIC FUNDS TRANSFER:             BY EXCHANGE:                THROUGH AN INTERMEDIARY:
----------------------------------------------------------------------------------------------------------------------

OPENING AN ACCOUNT        You cannot open a new account via         By mail, phone, or web.     Contact your financial
                          electronic transfer.                                                  professional.

ADDING TO AN ACCOUNT      Call 1-800-338-2550 to make your          By mail, phone, or web.     Contact your financial
                          purchase. To set up prescheduled                                      professional.
                          purchases, be sure to elect the
                          Automatic Investment Plan (Stein Roe
                          Asset(SM) Builder) option on your
                          application.

    All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.


DETERMINING SHARE PRICE
    The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. Net asset value is determined at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

    Securities held by the Fund are valued based on valuations provided by a pricing service. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees. We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price.

SELLING SHARES
    You may sell your shares of the Fund on any regular business day that the NYSE is open. Please follow the instructions below.


------------------------------------------------------------------------------------------------------------------
                                                 SELLING SHARES
------------------------------------------------------------------------------------------------------------------
BY MAIL:                         Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. A signature guarantee may be required; please call
                                 1-800-338-2550 to confirm. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:                        You may sell your shares by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account.

BY WIRE:                         Fill out the appropriate areas of the account application for this feature.
                                 Proceeds of $1,000 or more may be wired to your predesignated bank account. Call
                                 1-800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER:          Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call
                                 1-800-338-2550. We will transfer your sale proceeds electronically to your bank.
                                 The bank must be a member of the Automated Clearing House.

BY EXCHANGE:                     Call 1-800-338-2550 to exchange any portion of your Fund shares for shares in any other Stein Roe no-load fund.


BY AUTOMATIC EXCHANGE:           Send a letter of instruction, in English, including your account number and the amount to be exchanged to the Fund. Redeem a fixed amount on a regular basis
                                 (not less than $50 per month; not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

BY WEB:                          You may sell your shares through the Internet and request the proceeds be sent to your address of record or to your pre-designated bank on record via Automated
                                 Clearing House or exchange your shares to another Stein Roe no-load fund.


    WHAT YOU NEED TO KNOW WHEN SELLING SHARES
    Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 1-800-338-2550 before submitting your order.


    The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.


    We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

    We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

    If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.


    INVOLUNTARY REDEMPTION
    If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

    LOW BALANCE FEE
    Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES
    You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 1-800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.


    The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

    An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

    We may change, suspend or eliminate the exchange service after notification to you.

    Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.


FUND POLICY ON TRADING OF FUND SHARES
    The Fund does not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


REPORTING TO SHAREHOLDERS
    To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.


DIVIDENDS AND DISTRIBUTIONS
    The Fund declares dividends daily and pays them monthly, and any capital gains (including short-term capital gains) at least annually.

    A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.


    A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.


    When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of the Fund unless you elect on the account application to have distributions paid by check.


    ---------------------------------------------------------------------------

            OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

    o by check

    o by electronic transfer into your bank account

    o a purchase of shares of another Stein Roe fund

    o a purchase of shares in a Stein Roe fund account of another person

    ---------------------------------------------------------------------------

    Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

    TAX CONSEQUENCES
    For federal income tax purposes, distributions of net investment income by a Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Ordinarily, distributions to shareholders from gains realized by a Fund on the sale or exchange of investments will be taxable to shareholders. In addition, an investment in a Fund may result in liability for federal AMT both for some individuals and corporate shareholders.


    You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distributions that is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on state, local or other applicable taxes.

    In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.



OTHER INVESTMENTS AND RISKS

    The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve their investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of their investment strategies.

DERIVATIVE STRATEGIES
    The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to seek enhanced income, to adjust the sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ASSET-BACKED SECURITIES
    The Fund may invest in asset-backed securities, which are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.


MUNICIPAL LEASE OBLIGATIONS
    Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation or revenue bonds. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to a Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
    When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ZERO COUPON SECURITIES
    The Fund may invest in zero coupon securities. These securities do not pay interest in cash on a current basis, but instead accrue over the life of the bond. As a result, these securities are issued at a deep discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
    The Fund may invest in inverse floating rate obligations representing interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term interest rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of the inverse floaters fall further than a similar maturity bond (and will also increase more when long-term rates fall).

PORTFOLIO TURNOVER
    There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions. Each Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Funds will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS
    At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


INTERFUND LENDING PROGRAM
    The Fund may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
    Stein Roe & Farnham Incorporated (Stein Roe), One South Wacker Drive, Chicago, IL 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.

    Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

    For the 2002 fiscal year, aggregate advisory fees paid to the advisor by the Fund amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGER
    Kimberly Campbell, a vice president of Colonial Management Associates Inc. and Stein Roe, has been portfolio manager of the Fund since December, 2001. In addition to serving as portfolio manager of the Fund, Ms. Campbell has been chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe since 1995.

FOR MORE INFORMATION


    You can obtain more information about the Fund's investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

    You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

    To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call the Fund's distributor at:

    Liberty Funds Distributor, Inc.
    One Financial Center
    Boston, MA 02111-2621
    1-800-426-3750
    www.libertyfunds.com

    Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov. You can also obtain copies by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:


    Public Reference Room
    Securities and Exchange Commission
    Washington, DC 20549-0102

    Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

    Investment Company Act file number: 811-4367
    Liberty-Stein Roe Funds Municipal Trust
    o Stein Roe Intermediate Municipals Fund


                         LIBERTY FUNDS DISTRIBUTOR, INC.



                                                              770-01/597L-1002

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 STEIN ROE INTERMEDIATE MUNICIPALS FUND   PROSPECTUS, NOVEMBER 1, 2002
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CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

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TABLE OF CONTENTS


THE FUND                                                                     2
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Investment Goals ........................................................    2
Principal Investment Strategies .........................................    2
Principal Investment Risks ..............................................    2
Performance History .....................................................    4
Your Expenses ...........................................................    5

YOUR ACCOUNT                                                                 7
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How to Buy Shares .......................................................    7
Sales Charges ...........................................................    8
How to Exchange Shares ..................................................   12
How to Sell Shares ......................................................   12
Fund Policy on Trading of Fund Shares ...................................   13
Distribution and Service Fees ...........................................   13
Other Information About Your Account ....................................   14

MANAGING THE FUND                                                           16
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Investment Advisor ......................................................   16
Portfolio Manager  ......................................................   16

OTHER INVESTMENT STRATEGIES AND RISKS                                       17
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FINANCIAL HIGHLIGHTS                                                        19
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Although these securities have been registered with the Securities and Exchange
Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
 THE FUND
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INVESTMENT GOALS
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The Fund seeks a high level of total return, consisting of current income exempt from federal income tax, consistent with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES
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Under normal circumstances, the Fund invests at least 80% of its net assets
(plus any borrowings for investment purposes) in tax-exempt securities. At least 75% of the Fund's total assets are invested in tax-exempt securities that are at the time of purchase:

o rated at least BBB by Standard & Poor's, a division of The McGraw Hill Companies,

o rated at least Baa by Moody's Investors Service, Inc.,

o given a comparable rating by another nationally recognized rating agency, or

o backed by the full faith and credit or guarantee of the U.S. government.

The Fund may also invest up to 25% of its total assets in lower-rated securities. These securities are sometimes referred to as "junk bonds" and are at the time of purchase:

o rated below BBB by Standard & Poor's, a division of The McGraw Hill Companies,

o rated below Baa by Moody's Investors Service, Inc.,

o given a comparable rating by another nationally recognized rating agency, or

o unrated securities that Stein Roe believes to be of comparable quality.

It is a fundamental policy that, during periods of normal market conditions, at least 80% of the Fund's net assets will be invested in securities that produce income that is exempt from federal income tax. The Fund expects to maintain dollar-weighted average maturity of three to 10 years.

The Fund is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.


Because the Fund may invest in debt securities, it is subject to issuer risk. Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.


Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" -- or repay -- its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risk. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.


Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.


The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
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Because Class A, B and C shares have not been offered for a full calendar year, the information in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class S shares(1). Class S shares are offered through a separate prospectus. The Fund did not have separate classes of shares prior to November 1, 2000; on that date, the Fund's outstanding shares were reclassified as Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years(2). The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

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  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class S share performance for each of the last ten complete calendar years. They include the effects of Class Z expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Lehman Brothers 10-Year Municipal Bond Index (Lehman Index), an unmanaged broad-based measure of market performance. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.

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--------------------------------------------------------------------------------
   CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)
--------------------------------------------------------------------------------

                1992                           7.63%
                1993                          11.06%
                1994                          -3.36%
                1995                          12.93%
                1996                           4.16%
                1997                           7.50%
                1998                           5.45%
                1999                          -1.41%
                2000                           9.42%
                2001                           4.21%


The Fund's year-to-date total return    For period shown in bar chart:
through September 30, 2002 was +8.71%.  Best quarter: 1st quarter 1995, +4.73%
                                        Worst quarter: 1st quarter 1994, -4.24%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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   AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(1)
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                                       INCEPTION
                                          DATE       1 YEAR  5 YEARS  10 YEARS

Class A                                 01/26/01
  Return Before Taxes                                -0.92%   3.92%    5.11%
  Return After Taxes on Distributions                -1.10%   3.82%    4.95%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            1.36%   4.05%    5.00%
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Class B                                 01/26/01
  Return Before Taxes                                -1.50%   4.48%    5.57%
  Return After Taxes on Distributions                -1.69%   4.38%    5.40%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            0.86%   4.52%    5.39%
--------------------------------------------------------------------------------
Class C                                 01/26/01
  Return Before Taxes                                 2.88%   4.90%    5.61%
  Return After Taxes on Distributions                 2.68%   4.80%    5.44%
  Return After Taxes on Distributions
   and Sale of Fund Shares                            3.69%   4.87%    5.43%
--------------------------------------------------------------------------------
Lehman Index                               N/A        4.62%   5.94%    6.70%
--------------------------------------------------------------------------------

(1) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class S shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class S shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would be lower.


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

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  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
  o Assumes Class B shares convert to Class A shares after eight years

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   SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
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                                                CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)           3.25       0.00       0.00
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Maximum deferred sales charge (load) on
 redemptions (%) (as a percentage of the
 lesser of purchase price or redemption price)    1.00(3)    5.00       1.00
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Redemption fee (%) (as a percentage of amount
 redeemed, if applicable)                          (4)        (4)        (4)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4) There is a $7.50 charge for wiring sale proceeds to your bank.

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   ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
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                                                CLASS A    CLASS B    CLASS C
Management fee(5)(6) (%)                          0.58       0.58       0.58
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Distribution and service (12b-1) fees (%)         0.20       0.85       0.85(7)
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Other expenses (%)                                0.28       0.28       0.28
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Total annual fund operating expenses(6) (%)       1.06       1.71       1.71(7)
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(5) The Fund pays a management fee of 0.44% and an administration fee of
    0.14%.


(6) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.70%. As a result, the actual management fee for each share class would be 0.42% and total annual fund operating expenses for Class A, B and C shares would be 0.90%, 1.55% and 1.10% (taking into account the Class C 12b-1 fee waiver discussed in footnote (7)), respectively. This arrangement may be modified or terminated by the advisor at any time.

(7) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the actual 12b-1 fee for Class C shares would be 0.40% and the total annual fund operating expenses for Class C shares would be 1.10% (taking into account the management fee waiver discussed in footnote (6).) This arrangement may be modified or terminated by the distributor at any time.

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   EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------
CLASS                                      1 YEAR   3 YEARS  5 YEARS  10 YEARS

Class A                                     $430     $651    $  891    $1,577
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Class B: did not sell your shares           $174     $539    $  928    $1,847
          sold all your shares at the
          end of the period                 $674     $839    $1,128    $1,847
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Class C: did not sell your shares           $174     $539    $  928    $2,019
         sold all your shares at the
         end of the period                  $274     $539    $  928    $2,019

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 YOUR ACCOUNT
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HOW TO BUY SHARES
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Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

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  INVESTMENT MINIMUMS


  Initial Investment .................................................. $1,000

  Subsequent Investments ..............................................    $50

  Automatic Investment Plan* ..........................................    $50

  Retirement Plan* ....................................................    $25


  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

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The Fund is closed to purchases by new investors. Existing shareholders may continue to purchasse additional shares of the Fund. Shareholders may also exchange shares of the fund for the same share class of other funds distributed by Liberty Funds Distributor, Inc.

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   OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
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
METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

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By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
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By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
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By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
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By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

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Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
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Automated dollar             You may purchase shares of the Fund by exchanging $100 or more each month from another fund for shares
cost averaging               of the same class of the Fund at no additional cost. You must have a current balance of at least
                             $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                             Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                             $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
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By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

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  CHOOSING A SHARE CLASS
--------------------------------------------------------------------------------

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible and other investors.

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CLASS A SHARES  Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investments to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


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   CLASS A SALES CHARGES
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                                                              % OF OFFERING
                                 AS A % OF                        PRICE
                                THE PUBLIC         AS A %      RETAINED BY
                                 OFFERING          OF YOUR      FINANCIAL
AMOUNT INVESTED                    PRICE         INVESTMENT      ADVISOR

Less than $100,000                 3.25             3.35           3.00
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$100,000 to less than $250,000     2.50             2.56           2.25
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$250,000 to less than $500,000     2.00             2.04           1.75
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$500,000 to less than $1,000,000   1.50             1.52           1.25
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$1,000,000 or more                 0.00             0.00           0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

-------------------------------------------------------------------------------
   PURCHASES OVER $1 MILLION
-------------------------------------------------------------------------------

AMOUNT PURCHASED                                                  COMMISSION %

First $3 million                                                      1.00
-------------------------------------------------------------------------------
$3 million to less than $5 million                                    0.80
-------------------------------------------------------------------------------
$5 million to less than $25 million                                   0.50
-------------------------------------------------------------------------------
$25 million or more                                                   0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

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  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest.

--------------------------------------------------------------------------------


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as depicted in the charts below.

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
   CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

Commission to financial advisors is 4.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
   CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD

Through first year                                                  3.00
--------------------------------------------------------------------------------
Through second year                                                 2.00
--------------------------------------------------------------------------------
Through third year                                                  1.00
--------------------------------------------------------------------------------
Longer than three years                                             0.00

Commission to financial advisors is 2.50%.


Automatic conversion to Class A shares occurs four years after purchase.


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
   CLASS B SALES CHARGES
--------------------------------------------------------------------------------
                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD

Through first year                                                  3.00
-------------------------------------------------------------------------------
Through second year                                                 2.00
-------------------------------------------------------------------------------
Through third year                                                  1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund or to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
   CLASS C SALES CHARGES
--------------------------------------------------------------------------------
                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD

Through first year                                                  1.00
--------------------------------------------------------------------------------
Longer than one year                                                0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call
1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----------------------------------------------------------------------------------------------------------------------------------
   OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
----------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
----------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
----------------------------------------------------------------------------------------------------------------------------------

By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc.,
                             P.O. Box 8081, Boston, MA 02266-8081.

----------------------------------------------------------------------------------------------------------------------------------
By checkwriting              You may sell shares of the Fund by check writing. The check must be at least $500 and no more than
                             $100,000. You will continue to earn dividends on shares until the check is presented to the Bank for payment. When the check is presented to the Bank a sufficient number of full and fractional shares will be sold at the next determined net asset value to cover the amount of the check. Certificate shares may not be sold by checkwriting. Checkwriting is only available for Class A shares. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------------

By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

----------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
----------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


DISTRIBUTION AND SERVICE FEES
------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.20% for each of Class A, Class B and Class C shares. Class A shares are not subject to annual distribution fees and the annual distribution fee may equal up to 0.65% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.20% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.


OTHER INFORMATION ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

----------------------------------------------------------------------------------------------------------------------------------
   TYPES OF DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------

Dividend           Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

----------------------------------------------------------------------------------------------------------------------------------
Capital gains      Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains)
at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.
--------------------------------------------------------------------------------

  UNDERSTANDING FUND DISTRIBUTIONS


  The Fund may earn income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


--------------------------------------------------------------------------------

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
   DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

   Reinvest all distributions in additional shares of your current fund
   ---------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
   ---------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
   ---------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

   o send the check to your address of record
   o send the check to a third party address
   o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.


You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

-------------------------------------------------------------------------------
 MANAGING THE FUND
-------------------------------------------------------------------------------

INVESTMENT ADVISOR
-------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.58% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
KIMBERLY CAMPBELL, a vice president of Colonial Management Associate Inc. and Stein Roe, has been portfolio manager of the Fund since December, 2001. In addition to serving as portfolio manager of the Fund, Ms. Campbell has been chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe since 1995.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

The Fund's principal investment strategies and their associated risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall).

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.

PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions.
The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to borrow from other funds advised by Stein Roe. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal year since inception, which runs from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in Class A, B or C shares of the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


--------------------------------------------------------------------------------
   THE FUND
--------------------------------------------------------------------------------
                                               YEAR ENDED       PERIOD ENDED
                                              JUNE 30, 2002    JUNE 30, 2001(a)
                                                CLASS A            CLASS A

NET ASSET VALUE -- BEGINNING OF PERIOD ($)       11.36              11.41
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)                      0.49(c)             0.22
  Net realized and unrealized gains (loss)
   on investments and futures contracts          0.15(c)            (0.05)
-------------------------------------------------------------------------------
  Total from Investment Operations               0.64                0.17
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                    (0.51)              (0.22)
  From net realized gains                       (0.08)                --
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders  (0.59)              (0.22)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)            11.41               11.36
-------------------------------------------------------------------------------
TOTAL RETURN }D{(d) (%)                          5.83                1.55(f)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
  Ratio of net expenses to average net
    assets (g)                                   0.90                0.90(h)
  Ratio of net investment income to average
    net assets (g)                               4.33(c)             4.49(h)
  Waiver/reimbursement                           0.16                0.11(h)
  Portfolio turnover (%)                           22                  17(f)
  Net assets at end of period (000's) ($)      15,113              12,988


(a)  Class A shares were initially offered on January 26, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 4.32% to 4.33%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d)  Computed giving effect to the Advisor's expense limitation undertaking.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)  Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h)  Annualized.

--------------------------------------------------------------------------------
   THE FUND
--------------------------------------------------------------------------------

                                               YEAR ENDED       PERIOD ENDED
                                              JUNE 30, 2002    JUNE 30, 2001(a)
                                                CLASS B            CLASS B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)       11.36              11.41
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)                       0.42(c)            0.19
  Net realized and unrealized gains (loss)
   on investments and futures contracts           0.15(c)           (0.05)
-------------------------------------------------------------------------------
  Total from Investment Operations                0.57               0.14
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                     (0.45)             (0.19)
  From net realized gains                        (0.07)               --
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders   (0.52)             (0.19)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)             11.41              11.36
-------------------------------------------------------------------------------
TOTAL RETURN (d)(e) (%)                           5.14               1.26(f)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
  Ratio of net expenses to average net
   assets (g)                                     1.55               1.55(h)
  Ratio of net investment income to
   average net assets (g)                         3.68(c)            3.84(h)
  Waiver/reimbursement                            0.16               0.11(h)
  Portfolio turnover (%)                            22                 17(f)
  Net assets at end of period (000's) ($)        3,669              6,981


(a) Class B shares were initially offered on January 26, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 3.67% to 3.68%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d) Computed giving effect to the Advisor's expense limitation undertaking.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.

--------------------------------------------------------------------------------
   THE FUND
--------------------------------------------------------------------------------

                                               YEAR ENDED       PERIOD ENDED
                                              JUNE 30, 2002    JUNE 30, 2001(a)
                                                CLASS C            CLASS C

NET ASSET VALUE -- BEGINNING OF PERIOD ($)       11.36              11.41
-------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)                       0.47(c)            0.21
  Net realized and unrealized gains (loss)
   on investments and futures contracts           0.15(c)           (0.04)
-------------------------------------------------------------------------------
  Total from Investment Operations                0.62               0.17
-------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
  From net investment income                     (0.49)             (0.22)
  From net realized gains                        (0.08)               --
-------------------------------------------------------------------------------
  Total Distributions Declared to Shareholders   (0.57)             (0.22)
-------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)             11.41              11.36
-------------------------------------------------------------------------------
TOTAL RETURN (d)(e) (%)                           5.61               1.46(f)
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA (%):
  Ratio of net expenses to average net
   assets (g)                                     1.55               1.55(h)
  Ratio of net investment income to
   average net assets (g)                         3.68(c)            3.84(h)
  Waiver/reimbursement                            0.16               0.56(h)
  Portfolio turnover (%)                            22                 17(f)
  Net assets at end of period (000's) ($)          674                962


(a) Class C shares were initially offered on January 26, 2001.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 4.12% to 4.13%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.
(d) Computed giving effect to the Advisor's expense limitation undertaking.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(h) Annualized.

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
FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

o   Stein Roe Intermediate Municipals Fund


------------------------------------------------------------------------------
[LOGO] LIBERTYFUNDS
       A Member of Columbia Management Company

      (C)2002 Liberty Funds Distributor, Inc.
      A Member of Columbia Management Group
      One Financial Center, Boston, MA 02111-2621
      800.426.3750 www.libertyfunds.com



                                                              770-01/384L-1002

--------------------------------------------------------------------------------
LIBERTY MANAGED MUNICIPALS FUND PROSPECTUS, NOVEMBER 1, 2002
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated
--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goals ...........................................................   2
Principal Investment Strategies ............................................   2
Principal Investment Risks .................................................   3
Performance History ........................................................   4
Your Expenses ..............................................................   5


YOUR ACCOUNT                                                                   7
--------------------------------------------------------------------------------
How to Buy Shares ..........................................................   7
Eligible Investors .........................................................   8
Sales Charges ..............................................................   9
How to Exchange Shares .....................................................   9
How to Sell Shares .........................................................   9
Fund Policy on Trading of Fund Shares ......................................  10
Other Information About Your Account .......................................  10

MANAGING THE FUND                                                             13
--------------------------------------------------------------------------------
Investment Advisor .........................................................  13
Portfolio Manager ..........................................................  13

OTHER INVESTMENT STRATEGIES AND RISKS                                         14
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                          16
--------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax consistent and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in tax-exempt bonds, which are primarily investment grade. These securities are:

o rated at least BBB by Standard & Poor's, a division of The McGraw Hill Companies,

o    rated at least Baa by Moody's Investors Service, Inc.,

o given a comparable rating by another nationally recognized rating agency, or

o    unrated securities that Stein Roe believes to be of comparable quality.

The portfolio manager may purchase bonds of any maturity. The Fund may invest at least 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (1) bonds rated below investment grade by a national rating agency and (2) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of total assets. Pre-refunded bonds are bonds that are typically escrowed with U.S. treasury bonds and may or may not be rated.

--------------------------------------------------------------------------------
     TAX EXEMPT SECURITIES

     Tax-exempt bonds are issued by state and local governments for various public purposes. A tax-exempt bond, like a bond issued by a corporation or the U.S. government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Unlike taxable bonds, tax-exempt bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. As a result, the pre-tax yields on tax-exempt bonds are generally lower than the yields on taxable bonds with similar maturities. Depending on your tax bracket, however, the after-tax return (that is, the gross return minus the effect of taxes on investment income) may be equal to or better than those provided by taxable bonds. Generally, the higher your tax bracket, the more likely it is that tax-exempt bonds (and tax-exempt bond funds) may be appropriate for you. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
--------------------------------------------------------------------------------

It is a fundamental policy that, during periods of normal market conditions, the Fund's assets will be invested so that at least 80% of the Fund's income will be exempt from federal income tax.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.


The Fund is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher- quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal. Medium-quality debt securities (securities rated BBB or Baa by S&P or Moody's), although considered investment grade, may have some speculative characteristics.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. See "Other Information About Your Account - Tax Consequences" below.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. On July 29, 2002, the existing Class S shares of the Fund were redesignated as Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


--------------------------------------------------------------------------------
     UNDERSTANDING PERFORMANCE


     CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for the last ten complete calendar years. They include the effects of Fund expenses.

     AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and ten-year periods. They include the effects of Fund expenses.

     The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged group of securities that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                1992                           8.29%
                1993                          11.25%
                1994                          -5.37%
                1995                          16.63%
                1996                           3.77%
                1997                           9.31%
                1998                           5.50%
                1999                          -3.44%
                2000                          12.48%
                2001                           3.80%


The Fund's year-to-date total return     For period shown in bar chart:
through September 30, 2002               Best quarter: 1st quarter 1995, +6.42%
was +9.86%.                              Worst quarter: 1st quarter 1994, -5.24%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------


                                                                    INCEPTION
                                                                      DATE            1 YEAR           5 YEARS         10 YEARS
Class Z (%)                                                          2/23/77
  Return Before Taxes                                                                  3.80             5.39             6.02
  Return After Taxes on Distributions                                                  3.07             5.16             5.78
  Return after Taxes on Distributions and Sale of Fund Shares                          4.62             5.32             5.85
------------------------------------------------------------------------------------------------------------------------------------
Lehman Index (%)                                                       N/A             5.13             5.98             6.63
------------------------------------------------------------------------------------------------------------------------------------


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
     UNDERSTANDING EXPENSES

     ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


     EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table uses the following hypothetical conditions:


     o $10,000 initial investment

     o 5% total return for each year

     o Fund operating expenses remain the same

     o Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(1) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                 0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions
(%)
(as a percentage of the lesser of purchase price or
redemption price)                                                       0.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                      (2)

(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(2) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fee(3) (%)                                                   0.53
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
--------------------------------------------------------------------------------
Other expenses (%)                                                      0.22
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                0.75
--------------------------------------------------------------------------------

(3) The Fund pays a management fee of 0.42% and an administrative fee of 0.12%.

--------------------------------------------------------------------------------
   EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

     1 YEAR                   3 YEARS             5 YEARS              10 YEARS

       $77                      $240                $417                 $930

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS


Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund for your account by exchanging $100 or more each month from
cost averaging               another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares, directly or by exchange. The Eligible Investors described below are subject to different minimum initial investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (LFD) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by LFD;

o    any trustee or director (or family member) of any fund distributed by LFD;
     and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of fund shares and charge clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from LFD or through a third-party broker-dealer;

o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code; and

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

The Fund reserves the right to change the criteria for Eligible Investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES

--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By systematic                You may automatically sell a specified dollar amount or percentage of your account on a monthly,
withdrawal plan              quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on their net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

------------------------------------------------------------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------


Dividends                 Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
------------------------------------------------------------------------------------------------------------------------------------
Capital gains             Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.

--------------------------------------------------------------------------------
     UNDERSTANDING FUND DISTRIBUTIONS


     The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


   Reinvest all distributions in additional shares of your current fund
   ---------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
   ---------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
   ---------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

   o send the check to your address of record
   o send the check to a third party address
   o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution and all subsequent distributions will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.


You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since 1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.54% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
KIMBERLY CAMPBELL,  a vice president of Colonial Management Associates, Inc.
and Stein Roe, has been portfolio manager of the Fund since December, 2001. In addition to serving as portfolio manager of the Fund, Ms. Campbell has been chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe since 1995.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.

DERIVATIVE STRATEGIES

--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


ASSET-BACKED SECURITIES

--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------

Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by state and local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time-consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ZERO COUPON SECURITIES
--------------------------------------------------------------------------------
Zero coupon securities do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.

INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income and as short-term rates fall, inverse floaters produce more income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall). The advisor has set an internal policy to invest no more than 15% of the Fund's total assets in inverse floating rate obligations.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions.
The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's total return.


TEMPORARY DEFENSIVE STRATEGIES

--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------

The Fund may lend money to and borrow from other funds advised by Stein Roe. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
THE FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED JUNE 30,
                                               2002                2001               2000              1999              1998
                                             CLASS Z             CLASS Z             CLASS Z           CLASS Z           CLASS Z
                                             --------            --------            -------           -------           -------
NET ASSET VALUE --
BEGINNING OF PERIOD ($)                        8.99                8.65               9.07              9.38              9.11
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income                        0.43(a)(b)          0.45(a)            0.47              0.47              0.48
  Net realized and unrealized gain (loss)
  on investments and futures contracts         0.18(b)             0.41              (0.32)            (0.31)             0.27
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations             0.61                0.86               0.15              0.16              0.75
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS ($):
  From net investment income                  (0.44)              (0.45)             (0.47)            (0.47)            (0.48)
  From net realized gains                     (0.21)              (0.07)             (0.10)              --                --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
  Shareholders                                (0.65)              (0.52)             (0.57)            (0.47)            (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE --
END OF PERIOD ($)                              8.95                8.99               8.65              9.07              9.38
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(c)(%)                             7.06               10.13               1.86              1.67              8.37
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                  0.76                0.74               0.69              0.72              0.72
  Net investment income(d)                     4.82(b)             5.07               5.39              5.02              5.14
  Portfolio turnover rate (%)                    17                  17                 19                17                12
  Net assets at end of period (000's) ($)   442,660             454,366            458,205           538,322           583,138

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 4.81% to 4.82%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.

(c) Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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


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
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

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FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

o Liberty Managed Municipals Fund (formerly Stein Roe Managed Municipals Fund)

------------------------------------------------------------------------------
[LOGO] LIBERTYFUNDS
       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              757-01/379L-1002

--------------------------------------------------------------------------------
LIBERTY MANAGED MUNICIPALS FUND  PROSPECTUS, NOVEMBER 1, 2002
--------------------------------------------------------------------------------

CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goals ........................................................      2
Principal Investment Strategies .........................................      2
Principal Investment Risks ..............................................      3
Performance History .....................................................      4
Your Expenses ...........................................................      7

YOUR ACCOUNT                                                                   9
--------------------------------------------------------------------------------
How to Buy Shares .......................................................      9
Sales Charges ...........................................................     10
How to Exchange Shares ..................................................     14
How to Sell Shares ......................................................     14
Fund Policy on Trading of Fund Shares ...................................     15
Distribution and Service Fees ...........................................     15
Other Information About Your Account ....................................     16

MANAGING THE FUND                                                             18
--------------------------------------------------------------------------------
Investment Advisor ......................................................     18
Portfolio Manager .......................................................     18

OTHER INVESTMENT STRATEGIES AND RISKS                                         19
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          21
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks a high level of total return consistent with prudent risk, consisting of current income exempt from federal income tax consistent and opportunities for capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in tax-exempt bonds, which are primarily investment grade. These securities are:

  o rated at least BBB by Standard & Poor's, a division of The McGraw Hill Companies,

  o rated at least Baa by Moody's Investors Service, Inc.,

  o given a comparable rating by another nationally recognized rating agency, or

  o unrated securities that Stein Roe believes to be of comparable quality.

The portfolio manager may purchase bonds of any maturity. The Fund may invest at least 35% of its total assets in any combination of the following bonds (not including pre-refunded bonds): (1) bonds rated below investment grade by a national rating agency and (2) bonds that are not rated, provided that the Fund's total investments in unrated bonds may not exceed 25% of total assets. Pre-refunded bonds are bonds that are typically escrowed with U.S. treasury bonds and may or may not be rated.

--------------------------------------------------------------------------------
  TAX EXEMPT SECURITIES

  Tax-exempt bonds are issued by state and local governments for various public purposes. A tax-exempt bond, like a bond issued by a corporation or the U.S. government, obligates the issuer to pay the bondholder a fixed or variable amount of interest periodically, and to repay the principal value of the bond on a specific maturity date. Unlike taxable bonds, tax-exempt bonds pay interest that is exempt from federal income taxes and, in some cases, also from state and local taxes. As a result, the pre-tax yields on tax-exempt bonds are generally lower than the yields on taxable bonds with similar maturities. Depending on your tax bracket, however, the after-tax return (that is, the gross return minus the effect of taxes on investment income) may be equal to or better than those provided by taxable bonds. Generally, the higher your tax bracket, the more likely it is that tax-exempt bonds (and tax-exempt bond funds) may be appropriate for you. Tax-exempt bond funds may be appropriate for investors in high tax brackets who seek current income that is free from federal income tax.
--------------------------------------------------------------------------------

It is a fundamental policy that, during periods of normal market conditions, the Fund's assets will be invested so that at least 80% of the Fund's income will be exempt from federal income tax.

The Fund seeks to achieve capital appreciation through purchasing bonds that increase in market value. In addition, to a limited extent, the Fund may seek capital appreciation by using hedging techniques such as futures and options.

The Fund is permitted to invest all of its assets in bonds subject to the Alternative Minimum Tax.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Interest rate risk is the risk of a change in the price of a bond when prevailing interest rates increase or decline. In general, if interest rates rise, bond prices fall, and if interest rates fall, bond prices rise. Changes in the values of bonds usually will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds with longer maturities.

Issuer risk is the possibility that changes in the financial condition of the issuer of a security or the entity responsible for payment of a special revenue obligation, changes in general economic conditions, or changes in economic conditions that affect the issuer or the entity responsible for payment of a special revenue obligation may impact its actual or perceived willingness or ability to make timely payments of interest or principal. This could result in a decrease in the price of the security and in some cases a decrease in income.

Lower-rated debt securities, commonly referred to as "junk bonds," involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal. Medium-quality debt securities (securities rated BBB or Baa by S&P or Moody's), although considered investment grade, may have some speculative characteristics.

Call risk is the chance that during periods of falling interest rates, a bond issuer will "call" - or repay - its high-yielding bond before the bond's maturity date. The Fund could experience a decline in income if it has to reinvest the unanticipated proceeds at a lower interest rate.

Tax-exempt bonds are subject to special risks. Changes in tax laws or adverse determinations by the Internal Revenue Service may make the income from some of these bonds taxable. Bonds that are backed by the issuer's taxing authority, known as general obligation bonds, may depend for payment on legislative appropriation and/or aid from other governments. These bonds may be vulnerable to legal limits on a government's power to raise revenue or increase taxes. Other tax-exempt bonds, known as special revenue obligations, are payable from revenues earned by a particular project or other revenue source. These bonds are subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or private company, rather than to the credit of the state or local government issuer of the bonds.

The interest income distributed by the Fund from certain tax-exempt bonds may be subject to the federal Alternative Minimum Tax for individuals and corporations. Consult your tax advisor for more information.

Because the Fund seeks to achieve capital appreciation, you could receive capital gains distributions. See "Other Information About Your Account - Tax Consequences" below.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------
Because Class A, Class B and Class C shares have not been offered for a full calendar year, the information in the bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares.(1) Class Z shares are offered to certain investors through a separate prospectus. The performance table following the bar chart shows how the Fund's average annual total returns for (1) the Class Z shares and (2) the Class Z shares restated to reflect the sales charges of the Class A, Class B and Class C shares, respectively, compare with those of a broad measure of market performance for 1 year, 5 years and 10 years.(2) The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performances. All returns include the reinvestment of dividends and distributions. Performances results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance since the Fund commenced operations. They include the effects of Class Z expenses, but not the effects of sales charges. Class A, Class B and Class C shares are subject to sales charges, 12b-1 fees and different expenses that are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's Class Z average performance over the past one-year, five-year and ten-year periods. They include the effects of Class Z expenses. The table shows for each class the Class Z performance restated to reflect the effect of sales charges of each class. Class B share returns do not reflect Class A share returns after conversion.

  The Fund's returns are compared to the Lehman Brothers Municipal Bond Index (Lehman Index), an unmanaged group of securities that differs from the Fund's composition. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

                1992                           8.29%
                1993                          11.25%
                1994                          -5.37%
                1995                          16.63%
                1996                           3.77%
                1997                           9.31%
                1998                           5.50%
                1999                          -3.44%
                2000                          12.48%
                2001                           3.80%

The Fund's year-to-date total return     For period shown in bar chart:
through September 30, 2002 was +9.86%.   Best quarter: 1st quarter 1995, +6.42%
                                         Worst quarter: 1st quarter 1994, -5.24%
--------------------------------------------------------------------------------

(1) Because Class A, B and C shares have not been outstanding for a full calendar year, the bar chart total returns are shown for Class Z shares, the oldest existing fund class. Class Z shares are not offered in this prospectus. Class A, B and C shares would have substantially similar annual returns because they are invested in the same portfolio of securities, although the returns would be lower to the extent that expenses for Class A, B and C shares (in particular, 12b-1 fees, which Class Z shares do not pay) exceed expenses paid by Class Z shares and, for purposes of the performance table, that Class A, B and C shares have a sales charge, which the Class Z shares do not.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001(2)
--------------------------------------------------------------------------------

                                                                      INCEPTION
                                                                        DATE            1 YEAR          5 YEARS         10 YEARS

Class A (%)                                                            11/1/02
  Return Before Taxes                                                                    -1.11            4.37            5.50
  Return After Taxes on Distributions                                                    -1.80            4.14            5.27
  Return After Taxes on Distributions and Sale of Fund Shares                             1.52            4.47            5.40
------------------------------------------------------------------------------------------------------------------------------------
Class B (%)                                                            11/1/02
  Return Before Taxes                                                                    -1.01            5.07            6.02
  Return After Taxes on Distributions                                                    -1.74            4.84            5.78
  Return After Taxes on Distributions and Sale of Fund Shares                             1.69            5.07            5.85
------------------------------------------------------------------------------------------------------------------------------------
Class C (%)                                                            11/1/02
  Return Before Taxes                                                                     2.84            5.39            6.02
  Return After Taxes on Distributions                                                     2.11            5.16            5.78
  Return After Taxes on Distributions and Sale of Fund Shares                             4.03            5.32            5.85
------------------------------------------------------------------------------------------------------------------------------------
Lehman Index                                                             N/A              5.13            5.98            6.63
------------------------------------------------------------------------------------------------------------------------------------

(2) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would be lower. Class Z shares were initially offered on February 23, 1977.

YOUR EXPENSES

--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

                                                          CLASS A     CLASS B        CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                     4.75        0.00           0.00
----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                           1.00(4)     5.00           1.00
----------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)          (5)         (5)           (5)

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)(9)
--------------------------------------------------------------------------------

                                                          CLASS A     CLASS B        CLASS C

Management fee(6) (%)                                       0.53        0.53           0.53
----------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)(7)                0.18        0.93           0.93
----------------------------------------------------------------------------------------------
Other expenses (%)                                          0.22        0.22           0.22
----------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                    0.93        1.68           1.68(8)
----------------------------------------------------------------------------------------------

(6) The Fund pays a management fee of 0.42% and an administration fee of 0.12%.

(7) The annual service fee portion of the 12b-1 fee may equal up to 0.10% on net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1994, and 0.25% on net assets attributable to all other shares. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates.

(8) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class C shares. As a result, the 12b-1 fee for Class C shares would be 0.23% and the total annual fund operating expenses for Class C shares would be 0.99%. This arrangement may be modified or terminated by the distributor at any time.

(9) Estimated expenses for the current fiscal year.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

CLASS                                      1 YEAR   3 YEARS  5 YEARS  10 YEARS

Class A                                     $565     $757    $  965    $1,564
--------------------------------------------------------------------------------
Class B:  did not sell your shares          $171     $530    $  913    $1,788

          sold all your shares at the
          end of the period                 $671     $830    $1,113    $1,788
--------------------------------------------------------------------------------
Class C:  did not sell your shares          $171     $530    $  913    $1,987

          sold all your shares at the
          end of the period                 $271     $530    $  913    $1,987

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.

--------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment .................................................... $1,000

  Subsequent Investments ................................................    $50

  Automatic Investment Plan* ............................................    $50

  Retirement Plan* ......................................................    $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                       INSTRUCTIONS

Through your                 Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor            receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts, send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar             You may purchase shares of the Fund by exchanging $100 or more each month from another fund for shares
cost averaging               of the same class of the Fund at no additional cost. You must have a current balance of at least
                             $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third
                             Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the
                             $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend                  You may automatically invest dividends distributed by another fund into the same class of shares of
diversification              the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.


--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three classes of shares in this prospectus -- CLASS A, B and
  C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
--------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                                           % OF OFFERING
                                              AS A % OF                                        PRICE
                                              THE PUBLIC               AS A %               RETAINED BY
                                               OFFERING                OF YOUR               FINANCIAL
AMOUNT INVESTED                                 PRICE                INVESTMENT               ADVISOR
Less than $50,000                                4.75                   4.99                   4.25
--------------------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                    4.50                   4.71                   4.00
--------------------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                   3.50                   3.63                   3.00
--------------------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                   2.50                   2.56                   2.00
--------------------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                 2.00                   2.04                   1.75
--------------------------------------------------------------------------------------------------------------
$1,000,000 or more                               0.00                   0.00                   0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                    COMMISSION %

First $3 million                                                       1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                     0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                    0.50
--------------------------------------------------------------------------------
$25 million or more                                                    0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


--------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

  Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest.
--------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as depicted in the charts below.


PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD

Through first year                                                    5.00
--------------------------------------------------------------------------------
Through second year                                                   4.00
--------------------------------------------------------------------------------
Through third year                                                    3.00
--------------------------------------------------------------------------------
Through fourth year                                                   3.00
--------------------------------------------------------------------------------
Through fifth year                                                    2.00
--------------------------------------------------------------------------------
Through sixth year                                                    1.00
--------------------------------------------------------------------------------
Longer than six years                                                 0.00


Commission to financial advisors is 4.00%.


Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD

Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00
--------------------------------------------------------------------------------
Longer than three years                                               0.00

Commission to financial advisors is 2.50%.


Automatic conversion to Class A shares occurs four years after purchase.


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD

Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor who does participate in the program into a fund to a financial advisor who does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------


                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD

Through first year                                                    1.00
--------------------------------------------------------------------------------
Longer than one year                                                  0.00


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class
Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                             For details, call 1-800-345-6611. Mail your letter of instruction to Liberty Funds Services, Inc.,
                             P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By electronic funds          You may sell shares of the Fund and request that the proceeds be electronically transferred to your
transfer                     bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------
The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares, although the Fund will limit the payment to 0.10% on net assets attributable to shares of the Liberty Ohio Tax-Exempt Fund issued prior to December 1994, and 0.25% on net assets attributable to all other shares. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.05% annually. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

Dividend                   Represents interest and dividends earned from
                           securities held by the Fund, net of expenses incurred
                           by the Fund.
--------------------------------------------------------------------------------
Capital gains              Represents net long-term capital gains on sales of
                           securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund declares dividends daily and pays them monthly, and declares and pays any capital gains (including short-term capital gains) at least annually. Dividends begin to accrue on the day that the Fund receives payment and stop accruing on the day prior to the shares leaving the account. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


--------------------------------------------------------------------------------
   DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------
   Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
   Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
   Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
   Receive all distributions in cash (with one of the following options):

   o send the check to your address of record
   o send the check to a third party address
   o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES For federal income tax purposes, distributions of investment income by the Fund, whether in cash or additional securities, will ordinarily constitute tax-exempt income. Generally, gains realized by the Fund on the sale or exchange of investments, the income from which is tax-exempt, will be taxable to shareholders. In addition, an investment in the Fund may result in liability for federal alternative minimum tax for both individuals and corporate shareholders. The Fund intends to distribute federally tax-exempt income. The Fund may invest a portion of its assets in securities that generate income subject to federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes.

You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker
Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's
Board of Trustees. In its duties, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe has advised and managed mutual funds since
1949. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is an indirect wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.54% of average daily net assets of the Fund.

PORTFOLIO MANAGER
--------------------------------------------------------------------------------
KIMBERLY CAMPBELL, a vice president of Colonial Management Associates Inc. and Stein Roe, has been portfolio manager of the Fund since December, 2001. In addition to serving as portfolio manager of the Fund, Ms. Campbell has been chief trader for municipal investments of Colonial Management Associates, Inc. and Stein Roe Inc. since 1995.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.

DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------
Asset-backed securities are interests in pools of debt securities backed by various types of loans such as mortgages and student loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause the Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities.

MUNICIPAL LEASE OBLIGATIONS
--------------------------------------------------------------------------------
Municipal lease obligations are revenue bonds backed by leases or installment purchase contracts. Municipal leases are issued by a state or local governments and authorities to acquire property or equipment. They frequently involve special risks not normally associated with general obligation bonds or special revenue obligations. Municipal lease obligations may not be backed by the issuing municipality, and many have a "non-appropriation" clause. A non-appropriation clause relieves the issuer of any lease obligation from making future payments under the lease unless money is appropriated for such purpose on a periodic basis. In addition, such lease obligation payments to the Fund may be suspended if the issuing municipality is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. The disposition of the property in the event of non-appropriation or foreclosure may be difficult, time consuming and costly and result in a delay in recovery or the failure to fully recover the Fund's original investment.


WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------
When-issued securities and forward commitments are securities that are purchased prior to the date they are actually issued or delivered. These securities involve the risk that they may fall in value by the time they are actually issued or that the other party may fail to honor the contract terms.


ZERO COUPON BONDS
--------------------------------------------------------------------------------
Zero coupon bonds do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount. The value of these securities may fluctuate more than the value of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and distributed to its shareholders.


INVERSE FLOATING RATE OBLIGATIONS
--------------------------------------------------------------------------------
Inverse floating rate obligations represent interests in bonds. They carry coupon rates that vary inversely to changes in short-term rates. As short-term rates rise, inverse floaters produce less income. In addition, prices of inverse floaters are more volatile than similar maturity bonds. The market value of inverse floaters falls when long-term rates rise, but will fall further than a similar maturity bond (and will also increase more when long-term rates fall).


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. The advisor does not expect it to exceed 100% under normal conditions.
The Fund generally intends to purchase securities for long-term investment, although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. The Fund will also sell securities without regard to turnover if it believes that developments within specific issuers, sectors or the market as a whole so warrant. Portfolio turnover typically results in transaction costs and produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities.
During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to borrow from other funds advised by Stein Roe. The Fund will do so when the advisor believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Because the Class A, Class B and Class C shares did not commence operations until November 1, 2002, information is shown for the Fund's Class Z shares, the oldest existing Fund class, for the last five fiscal years, which run from July 1 to June 30, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

                                                                              YEAR ENDED JUNE 30,
                                              2002                2001               2000              1999              1998
                                             CLASS Z             CLASS Z            CLASS Z           CLASS Z           CLASS Z
                                             --------            --------           -------           -------           -------
NET ASSET VALUE -- BEGINNING OF PERIOD ($)     8.99                8.65               9.07              9.38              9.11
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):

  Net investment income                        0.43(a)(b)          0.45(a)            0.47              0.47              0.48

  Net realized and unrealized gain (loss)
  on investments and futures contracts         0.18(b)             0.41              (0.32)            (0.31)             0.27
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations             0.61                0.86               0.15              0.16              0.75
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):

  From net investment income                  (0.44)              (0.45)             (0.47)            (0.47)            (0.48)

  From net realized gains                     (0.21)              (0.07)             (0.10)              --                --
-----------------------------------------------------------------------------------------------------------------------------------
  Total Distributions Declared to
  Shareholders                                (0.65)              (0.52)             (0.57)            (0.47)            (0.48)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)           8.95                8.99               8.65              9.07              9.38
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(c)(%)                             7.06               10.13               1.86              1.67              8.37
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):

  Expenses (d)                                 0.76                0.74               0.69              0.72              0.72

  Net investment income (d)                    4.82(b)             5.07               5.39              5.02              5.14

  Portfolio turnover rate (%)                    17                  17                 19                17                12

  Net assets at end of period (000's) ($)   442,660             454,366            458,205           538,322           583,138

(a) Per share data was calculated using average shares outstanding during the period.

(b) Effective July 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting premium and discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to increase the ratio of net investment income to average net assets from 4.81% to 4.82%. The impact to net investment income and net realized and unrealized gain was less than $0.01. Per share data and ratios for periods prior to June 30, 2002, have not been restated to reflect this change in presentation.

(c) Total return at net asset value assuming all distributions reinvested.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

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

NOTES


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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Municipal Trust: 811-4367

o Liberty Managed Municipals Fund (formerly Stein Roe Managed Municipals Fund)

------------------------------------------------------------------------------
[LOGO] COLUMBIAFUNDS
       ADVISED BY COLUMBIA MANAGEMENT COMPANY

       (C)2002 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              757-01/378L-1002



                        LIBERTY HIGH YIELD MUNICIPAL FUND
                (formerly Stein Roe High Income Municipals Fund)
               A series of Liberty-Stein Roe Funds Municipal Trust
                       Statement of Additional Information

                                November 1, 2002

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Fund. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated November 1, 2002. This SAI should be read together with a Fund's Prospectus and the most recent Annual Report dated June 30, 2002. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2002 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.


TABLE OF CONTENTS
          PART 1                                                        PAGE
          Definitions                                                     b
          Organization and History                                        b
          Investment Goals and Policies                                   b
          Fundamental Investment Policies                                 b
          Other Investment Policies                                       c
          Fund Charges and Expenses                                       d
          Investment Performance                                          i
          Custodian of the Fund                                           j
          Independent Auditors of the Fund                                j

          PART 2                                                        PAGE
          Miscellaneous Investment Practices                              1
          Taxes                                                          16
          Management of the Fund                                         19
          Determination of Net Asset Value                               24
          How to Buy Shares                                              25
          Special Purchase Programs/Investor Services                    25
          Programs for Reducing or Eliminating Sale Charges              26
          How to Sell Shares                                             29
          Distributions                                                  30
          How to Exchange Shares                                         30
          Suspension of Redemptions                                      31
          Shareholder Liability                                          31
          Shareholder Meetings                                           31
          Performance Measures                                           31
          Appendix I                                                     34
          Appendix II                                                    39



752-16/464L-1002

                                     Part 1
                       STATEMENT OF ADDITIONAL INFORMATION

                                NOVEMBER 1, 2002


DEFINITIONS


    "Fund"           Liberty High Yield Municipal Fund
    "Trust"          Liberty-Stein Roe Funds Municipal Trust
    "Advisor"        Stein Roe & Farnham Incorporated, the Fund's investment
                     advisor

    "LFD"            Liberty Funds Distributor, Inc., the Fund's distributor
    "LFS"            Liberty Funds Services, Inc., the Fund's shareholder
                     services and transfer agent.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end investment management company that is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

The Fund offers four classes of shares, Classes A, B, C and Z. Prior to
August 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and the Fund commenced offering Class A shares. The Fund did not have separate classes prior to that date. On July 15, 2002, the Fund added Class B and Class C shares and redesignated Class S shares as Class Z shares. Also on July 15, 2002, the Fund changed its name from "Stein Roe High-Yield Municipals Fund" to its current name and the Fund's Class A shares changed their name from Liberty High Income Municipals Fund, Class A, to the Fund's current name. The Fund invested all of its assets in SR& High Yield Municipals Portfolio as part of a master fund/feeder fund structure through July 15, 2002.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES
The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

Derivatives
Medium- and Lower Rated Debt Securities
Short Sales Interfund Lending and Borrowing

Forward Commitments ("When Issued" and "Delayed Delivery" Securities)

Reverse Repurchase Agreements
Repurchase Agreements
Line of Credit
Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
Options on Securities
Participation Interests
Stand-by Commitments

                                       b

Participation Interests
Stand-by Commitments
Zero Coupon Securities (Zeros)
Tender Option Bonds
Pay-In-Kind (PIK) Securities
Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


The Fund may not:

         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

         (ii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iii) borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940.

         (iv) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (v) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

         (vi) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (vii) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (viii) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

                                       c

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;

         (b) invest in companies for the purpose of exercising control or management;

         (c) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (d) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

         (e) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (f) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (i) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (j) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser.


FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average daily net assets of the Fund, determined at the close of each business day during the month at the following annual rates: 0.450% up to $100 million, 0.425% next $100 million and 0.400% thereafter. Under a separate agreement, the Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates: 0.150% up to $100 million, 0.125 next $100 million and 0.100% thereafter.

The Fund pays a shareholders' servicing and transfer agency fee to LFS as follows:


                                       d

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS's out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its accounting and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-   An annual flat fee of $10,000, paid monthly; and

- In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

RECENT FEES PAID TO THE ADVISOR LFD AND LFS (dollars in thousands)

                                                                       YEAR ENDED JUNE 30,
                                                                       -------------------
                                                            2002               2001              2000
                                                            ----               ----              ----
Management fees (a)                                         $956             $1,040            $1,163
Administrative fees                                          293                315               317
Shareholder services and transfer agency fees                334                367               398

(a) Paid from the SR&F High-Yield Municipals Portfolio (Portfolio) in which the Fund invested as a feeder fund in a master fund/feeder fund arrangement until July 15, 2002.

BROKERAGE COMMISSIONS (dollars in thousands)

                                                                    YEAR ENDED JUNE 30,
                                                                    -------------------
                                                         2002              2001               2000
                                                         ----              ----               ----
Total commissions                                          $0               $ 4                $ 4
Directed transactions (c)                                   0            46,258             42,643
Commissions on directed transactions (c)                    0                 1                  1
Commissions paid to AlphaTrade Inc.                         0                 0                  0

(b) Rounds to less than one.

(c) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.

                                       e

TRUSTEES AND TRUSTEES' FEES



The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2002 and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:



                                   PENSION OR        TOTAL COMPENSATION FROM FUND AND     AGGREGATE COMPENSATION
                              RETIREMENT BENEFITS   THE FUND COMPLEX PAID TO TRUSTEES    FROM FUND FOR THE FISCAL
                               ACCRUED AS PART OF      FOR THE CALENDAR YEAR ENDED              YEAR ENDED
TRUSTEE                         FUND EXPENSES(i)           DECEMBER 31, 2001(j)                JUNE 30, 2002
                              -----------------------------------------------------------------------------------
John A. Bacon(k)                      N/A                        $95,000                             N/A
Robert J. Birnbaum                    N/A                         25,300                             N/A
Tom Bleasdale(k)                      N/A                        103,000(l)                           $0
William W. Boyd(k)                    N/A                         50,000                             N/A
Lora S. Collins(k)                    N/A                         96,000                               0
James E. Grinnell(k)                  N/A                        100,300                               0
Douglas A. Hacker                     N/A                        109,000                             844
Janet Langford Kelly                  N/A                        107,000                             826
Richard W. Lowry                      N/A                        135,300                             840
Salvatore Macera                      N/A                        110,000                             854
William E. Mayer                      N/A                        132,300                             877
James L. Moody, Jr.(k)                N/A                         91,000                               0
Charles R. Nelson                     N/A                        109,000                             844
John J. Neuhauser                     N/A                        132,510                             850
Joseph R. Palombo(m)                  N/A                            N/A                             N/A
Thomas Stitzel                        N/A                        109,000                             853
Thomas C. Theobald                    N/A                        112,000                             872
Anne-Lee Verville                     N/A                        114,000(n)                          882(n)


(i) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(j) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.
(k) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.
(l) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.
(m) Mr. Palombo does not receive compensation because he is an employee and affiliate of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he

                                       f
     resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(n) During the fiscal year ended June 30, 2002, Ms. Verville deferred $749 of her compensation from the Fund and in the calendar year ended December 31, 2001 deferred her total compensation of $114,000, pursuant to the deferred compensation plan.

ROLE OF THE BOARD OF TRUSTEES

         The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE

         Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

GOVERNANCE COMMITTEE

         Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

ADVISORY FEES & EXPENSES COMMITTEE

         Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

TRADING OVERSIGHT COMMITTEE

         Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

                                       g

SHARE OWNERSHIP

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and
(ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.



                                                                        AGGREGATE DOLLAR RANGE OF EQUITY
                                      DOLLAR RANGE OF EQUITY       SECURITIES OWNED IN ALL FUNDS OVERSEEN BY
        NAME OF TRUSTEE            SECURITIES OWNED IN THE FUND        TRUSTEE IN LIBERTY FAMILY OF FUNDS
        ---------------            ----------------------------        ----------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                              None                              Over $100,000
Janet Langford Kelly                           None                              Over $100,000
Richard W. Lowry (1)                           None                              Over $100,000
Salvatore Macera                               None                            $50,001 - $100,000
Charles R. Nelson                              None                              Over $100,000
John J. Neuhauser (1)                          None                              Over $100,000
Thomas E. Stitzel                              None                            $50,001 - $100,000
Thomas C. Theobald                             None                              Over $100,000
Anne-Lee Verville                              None                              Over $100,000

INTERESTED TRUSTEES                            None
William E. Mayer (1)                           None                            $50,001 - $100,000
Joseph R. Palombo                              None                               $1 - $10,000


(1) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUND

At September 30, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on September 30, 2002, the following shareholders owned 5% or more of the Fund's then outstanding shares:



                                                               APPROXIMATE % OF
                                                                  OUTSTANDING
NAME AND ADDRESS                                                  SHARES HELD
----------------                                                  -----------
DONALDSON LUFKIN JENRETTE
SECURITIES CORPORATION INC.
P.O. BOX 2052
JERSEY CITY NJ 07303                                        56,347.2090 (13.00%)
--------------------------------------------------------------------------------


As of record on September 30, 2002, there were 2,037 Class A, 1,310 Class B, 105 Class C and 3,331 Class Z record holders of the Fund.


SALES CHARGES (dollars in thousands)


                                                                    CLASS A SHARES                 CLASS A SHARES
                                                               YEAR ENDED JUNE 30 2002        YEAR ENDED JUNE 30 2001
                                                               -----------------------        -----------------------
Aggregate initial sales charges on Fund share sales                       $0                             $0
Initial sales charges retained by LFD                                     0                              0
Aggregate contingent deferred sales charges
   on Fund redemptions retained by LFD                                    0                              0

                                       h

12b-1 PLAN

The Fund offers four classes of shares - Class A, B, C and Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) for the Fund pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.20% of the Fund's net assets attributed to Class A, Class B and Class C shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.


The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of the Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. The CDSC is described in the Prospectus. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such shares and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund as of were:


                                                                 CLASS A SHARES
                                                                   YEAR ENDED
                                                                 JUNE 30, 2002
                                                                 -------------
Fees to FSFs                                                          *
Cost of sales material relating to the Fund                           4
   (including printing and mailing expenses)
Allocated travel, entertainment and other                             *
   promotional expenses (including advertising)

*Rounds to less than one.


INVESTMENT PERFORMANCE


The following 30-day yields for Class A and Class Z shares for the month ended June 30, 2002, were:



                          YIELD*              TAX-EQUIVALENT YIELD (p)
                          ------              ------------------------
Class A                    5.46                         8.89
Class Z                    5.33                         8.68


(p)   Assuming a 38.6% tax rate.

The Fund's average annual total returns at June 30, 2002, were (q):



                                                        CLASS A SHARES

                                            1 YEAR          5 YEARS           10 YEARS
                                            ------          -------           --------
With sales charge of 4.75%                     1.81           3.90                5.23
Return after taxes on distributions            1.81           3.90                5.11
Return after taxes on distributions
and sale of the Fund shares                    3.23           4.20                5.25
Without sales charge                           6.93           4.92                5.75
Return after taxes on distributions            6.93           4.92                5.62
Return after taxes on distributions
and sale of the Fund shares                    6.48           5.05                5.70


                                                        CLASS B SHARES

                                            1 YEAR          5 YEARS           10 YEARS
                                            ------          -------           --------
With applicable CDSC                           1.93           4.60                5.75
Return after taxes on distributions            1.93           4.60                5.62
Return after taxes on distributions
and sale of the Fund shares                    3.41           4.80                5.70
Without CDSC                                   6.93           4.92                5.75
Return after taxes on distributions            6.93           4.92                5.62
Return after taxes on distributions
and sale of the Fund shares                    6.48           5.05                5.70

                                       j

                                                        CLASS C SHARES

                                            1 YEAR          5 YEARS           10 YEARS
                                            ------          -------           --------
With applicable CDSC                           5.93           4.92                5.75
Return after taxes on distributions            5.93           4.92                5.62
Return after taxes on distributions
and sale of the Fund shares                    5.86           5.05                5.70
Without CDSC                                   6.93           4.92                5.75
Return after taxes on distributions            6.93           4.92.               5.62
Return after taxes on distributions
and sale of the Fund shares                    6.48           5.05                5.70


                                                       CLASS Z SHARES

                                           1 YEAR           5 YEARS           10 YEARS
                                           ------           -------           --------
Return before taxes                            7.30           5.04                5.81
Return after taxes on distributions            7.30           5.04                5.68
Return after taxes on distributions
and sale of the Fund shares                    6.81           5.17                5.76

(q) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. Class A shares were initially offered on July 31, 2000. The Class A share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and Class A shares. If differences in expenses had been reflected, the returns for periods prior to the inception of Class A shares would have been lower.

(r) Classes B and C are newer classes of shares. Their performance includes returns of the Fund's Class A shares for the period from July 31, 2000 through June 30, 2002 and for the Fund's Class Z shares (the oldest existing Fund Class) for periods prior thereto. Class B and Class C shares were initially offered on July 15, 2002. The Class B and Class C share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A and Z shares and Classes B and C shares. If differences in expenses had been reflected, the returns for periods prior to the inception of Classes B and C shares would have been lower.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the custodian for the Trust. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT AUDITORS OF THE FUND

Ernst & Young LLP, located at 200 Clarendon Street, Boston MA 02116, are the independent auditors for the Fund and formerly of the Portfolio. The auditors provide audit services, assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.



                                       k

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Income Trust and Liberty-Stein Roe Funds Municipal Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND. UNLESS OTHERWISE NOTED, THE TERM "FUND" REFERS TO EACH FUND AND EACH PORTFOLIO.

DERIVATIVES
Consistent with its objective, the fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, and other instruments the value of which is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency ("Derivatives").

Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

SENIOR LOANS
Senior Loans generally are arranged through private negotiations between a Borrower and the Lenders represented in each case by one or more Agents of the several Lenders. Senior Loans in which the Intermediate Bond Fund will purchase interests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally Prime Rate, LIBOR, the CD rate or other base lending rates used by commercial lenders. The Senior Loans in the Fund's investment portfolio will at all times have a dollar-weighted average time until next interest rate redetermination of 180 days or less. Because of prepayment provisions, the actual remaining maturity of Senior Loans may vary substantially from the stated maturity of such loans. Stein Roe estimates actual average maturity of Senior Loans in the portfolio will be approximately 18-24 months.

STRUCTURED NOTES
The Intermediate Bond Fund may invest in structured notes, including "total rate of return swaps" with rates of return determined by reference to the total rate of return on one or more loans referenced in such notes. The rate of return on the structured note may be determined by applying a multiplier to the rate of total return on the referenced loan or loans. Application of a multiplier is comparable to the use of financial leverage, which is a speculative technique. Leverage magnifies the potential for gain and the risk of loss, because a relatively small decline in the value of a referenced note could result in a relatively large loss in the value of a structured note. Structured notes are treated as Senior Loans.

INTEREST RATE SWAPS, CAPS AND FLOORS
The Intermediate Bond Fund may enter into interest rate swaps or purchase or sell interest rate caps or floors. The Fund will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest; e.g., an exchange of an obligation to make floating rate payments for an obligation to make fixed rate payments. For example, the Fund may seek to shorten the effective interest rate redetermination period of a Senior Loan to a Borrower that has selected an interest rate redetermination period of one year. The Fund could exchange the Borrower's obligation to make fixed rate payments for one year for an obligation to make payments that readjust monthly. In such event, the Fund would consider the interest rate redetermination period of such Senior Loan to be the shorter period.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference between the index and the predetermined rate on a notional principal amount from the party selling such interest rate floor. The Fund will not enter into swaps, caps or floors, if, on a net basis, the aggregate notional principal amount with respect to such agreements exceeds the net assets of the Fund.

In circumstances in which Stein Roe anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty that would wholly or partially offset the decrease in the payments it would receive with respect to the portfolio assets being hedged. In the case where the Fund purchases such an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive with respect to floating rate portfolio assets being hedged.

The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of Senior Loans depends on Stein Roe's ability to predict correctly the direction and extent of movements in interest rates. Although Stein Roe believes that use of the hedging and risk management techniques described above will benefit the Fund, if Stein Roe's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance could be worse than if it had not entered into any such transaction. For example, if the Fund had purchased an interest rate swap or an interest rate floor to hedge against its expectation that interest rates would decline but instead interest rates rose, the Fund would lose part or all of the benefit of the increased payments it would receive as a result of the rising interest rates because it would have to pay amounts to its counterparty under the swap agreement or would have paid the purchase price of the interest rate floor.

Inasmuch as these hedging transactions are entered into for good-faith risk management purposes, Stein Roe and the Fund believe such obligations do not constitute senior securities. The Fund will usually enter into interest rate swaps on a net basis; i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained. If the Fund enters into a swap on other than a net basis, the Fund will maintain the full amount of its obligations under each such swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange
(NYSE) or other entities determined to be creditworthy by Stein Roe, pursuant to procedures adopted and reviewed on an ongoing basis by the Board. If a default occurs by the other party to such transactions, the Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms Stein Roe believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.

SHORT-TERM TRADING
In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

MEDIUM- AND LOWER-RATED DEBT SECURITIES
Medium-rated debt securities are those rated A or below by Moody's and S&P. Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. Lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

SMALL COMPANIES
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES
Income Bond Fund and High Yield Bond Fund may invest up to 25% of total assets (taken at market value at the time of investment) in securities of foreign issuers that are not publicly traded in the United States ("foreign securities"). Intermediate Bond Fund may invest up to 5% of total assets (taken at market value at the time of investment) in foreign securities. For purposes of these limits, foreign securities do not include securities represented by American Depositary Receipts ("ADRs"), foreign debt securities denominated in U.S. dollars, or securities guaranteed by U.S. persons. Investment in foreign securities may involve a greater degree of risk (including risks relating to exchange fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers.

The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depositary and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depositary and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. No Fund expects to invest as much as 5% of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under Synthetic Foreign Positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.



At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.



It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.


If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive a Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.


Synthetic Foreign Positions. The Funds may invest in debt instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign position by (a) purchasing a debt instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. Because of the availability of a variety of highly liquid U.S. dollar debt instruments, a synthetic foreign position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency debt instruments. The results of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.


The Funds may also construct a synthetic foreign position by entering into a swap arrangement. A swap is a contractual agreement between two parties to exchange cash flows--at the time of the swap agreement and again at maturity, and, with some swaps, at various intervals through the period of the agreement. The use of swaps to construct a synthetic foreign position would generally entail the swap of interest rates and currencies. A currency swap is a contractual arrangement between two parties to exchange principal amounts in different currencies at a predetermined foreign exchange rate. An interest rate swap is a contractual agreement between two parties to exchange interest payments on identical principal amounts. An interest rate swap may be between a floating and a fixed rate instrument, a domestic and a foreign instrument, or any other type of cash flow exchange. A currency swap generally has the same risk characteristics as a forward currency contract, and all types of swaps have counter-party risk. Depending on the facts and circumstances, swaps may be considered illiquid. Illiquid securities usually have greater investment risk and are subject to greater price volatility. The net amount of the excess, if any, of a Fund's obligations over which it is entitled to receive with respect to an interest rate or currency swap will be accrued daily and liquid assets (cash, U.S. Government securities, or other "high grade" debt obligations) of the Fund having a value at least equal to such accrued excess will be segregated on the books of the Fund and held by the Custodian for the duration of the swap.


The Funds may also construct a synthetic foreign position by purchasing an instrument whose return is tied to the return of the desired foreign position. An investment in these "principal exchange rate linked securities" (often called PERLS) can produce a similar return to a direct investment in a foreign security.

OTHER INVESTMENT COMPANIES
The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)
The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)
The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES
The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

INTERFUND BORROWING AND LENDING
The fund may lend money to and borrow money from other mutual funds advised by the Advisor. The fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or a U.S. government agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.


REPURCHASE AGREEMENTS
The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

LINE OF CREDIT
The fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowings may be preferable to liquidation of portfolio securities.

REVERSE REPURCHASE AGREEMENTS
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.


OPTIONS ON SECURITIES


WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS
When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

FLOATING RATE INSTRUMENTS
Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

RULE 144A SECURITIES
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. THE FUND (EVEN IF IT IS A FUND IN A TRUST WITH MULTIPLE SERIES) IS TREATED AS A SEPARATE ENTITY FOR FEDERAL INCOME TAX PURPOSES UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE "CODE"). THE FUND HAS ELECTED (OR IN THE CASE OF A NEW FUND, INTENDS TO ELECT) TO BE, AND INTENDS TO QUALIFY TO BE TREATED EACH YEAR AS, A "REGULATED INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE CODE BY MEETING ALL APPLICABLE REQUIREMENTS OF SUBCHAPTER M, INCLUDING REQUIREMENTS AS TO THE NATURE OF THE FUND'S GROSS INCOME, THE AMOUNT OF ITS DISTRIBUTIONS (AS A PERCENTAGE OF BOTH ITS OVERALL INCOME AND ANY TAX-EXEMPT INCOME), AND THE COMPOSITION OF ITS PORTFOLIO ASSETS. AS A REGULATED INVESTMENT COMPANY, THE FUND WILL NOT BE SUBJECT TO ANY FEDERAL INCOME OR EXCISE TAXES ON ITS NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS THAT IT DISTRIBUTES TO SHAREHOLDERS IN ACCORDANCE WITH THE TIMING REQUIREMENTS IMPOSED BY THE CODE. THE FUND'S FOREIGN-SOURCE INCOME, IF ANY, MAY BE SUBJECT TO FOREIGN WITHHOLDING TAXES. IF THE FUND WERE TO FAIL TO QUALIFY AS A "REGULATED INVESTMENT COMPANY" IN ANY YEAR, IT WOULD INCUR A REGULAR FEDERAL CORPORATE INCOME TAX ON ALL OF ITS TAXABLE INCOME, WHETHER OR NOT DISTRIBUTED, AND FUND DISTRIBUTIONS WOULD GENERALLY BE TAXABLE AS ORDINARY DIVIDEND INCOME TO THE SHAREHOLDERS.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.

Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of long-term capital gains will in general be taxable to shareholders as long-term capital gains (generally subject to a maximum 20% tax rate for shareholders who are individuals) regardless of the length of time fund shares are held.

A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS
Stein Roe provides administrative and management services to the Funds. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., a U.S. financial holding company, which is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110. As of December 31, 2001, Stein Roe managed over $16.27 billion in assets.

The directors of Stein Roe are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The positions held by Messrs. Banks and Palombo are listed above. Mr. Sayler is a Managing Director of Fleet Asset Management. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, NY 10022. The business address of Mr. Palombo is One Financial Center, Boston, MA 02111.


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Stein Roe Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe Funds.

                                                                                                     Number of
                                                Year First                                         Portfolios in
                                  Position      Elected or                                          Fund Complex        Other
         Name, Address          with Liberty   Appointed to         Principal Occupation(s)           Overseen      Directorships
            And Age                Funds          Office            During Past Five Years           By Trustee         Held
            -------                -----          ------            ----------------------           ----------         ----

DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)         Trustee          2000    President of UAL Loyalty Services and       81             None
P.O. Box 66100                                              Executive Vice President of United
Chicago, IL 60666                                           Airlines (airline) since September,
                                                            2001 (formerly Executive Vice
                                                            President from July, 1999 to
                                                            September, 2001); Chief Financial
                                                            Officer of United Airlines since
                                                            July, 1999; Senior Vice President
                                                            and Chief Financial Officer of UAL,
                                                            Inc. prior thereto.

Janet Langford Kelly (Age 44)      Trustee          2000    Executive Vice President-Corporate          86             None
One Kellogg Square                                          Development and Administration,
Battle Creek, MI 49016                                      General Counsel and Secretary, Kellogg
                                                            Company (food manufacturer), since
                                                            September, 1999; Senior Vice President,
                                                            Secretary and General Counsel, Sara Lee
                                                            Corporation (branded, packaged,
                                                            consumer-products manufacturer) prior
                                                            thereto.

Richard W. Lowry (Age 65)          Trustee          1995    Private Investor since August, 1987         83             None
10701 Charleston Drive                                      (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                        Officer, U.S. Plywood Corporation
                                                            (building products manufacturer)).


Salvatore Macera (Age 71)          Trustee          1998    Private Investor since 1981 (formerly       81             None
26 Little Neck Lane                                         Executive Vice President and Director
New Seabury, MA  02649                                      of Itek Corporation (electronics)
                                                            from 1975 to 1981).

Charles R. Nelson (Age 60)         Trustee          2000    Professor of Economics, University of       81             None
Department of Economics                                     Washington, since January 1976; Ford
University of Washington                                    and Louisa Van Voorhis Professor of
Seattle, WA 98195                                           Political Economy, University of
                                                            Washington, since September 1993;
                                                            Director, Institute for Economic
                                                            Research, University of Washington,
                                                            since September 2001; Adjunct Professor
                                                            of Statistics, University of
                                                            Washington, since September 1980;
                                                            Associate Editor, Journal of Money
                                                            Credit and Banking, since September,
                                                            1993; consultant on economic and
                                                            statistical matters.

John J. Neuhauser (Age 59)         Trustee          1985    Academic Vice President and Dean of         83         Saucony, Inc.
84 College Road                                             Faculties since August, 1999, Boston                    (athletic
Chestnut Hill, MA 02467-3838                                College (formerly Dean, Boston College                 footwear);
                                                            School of Management from September,                  SkillSoft Corp.
                                                            1977 to September, 1999).                              (E-Learning)

Thomas E. Stitzel (Age 66)         Trustee          1998    Business Consultant since 1999              81             None
2208 Tawny Woods Place                                      (formerly Professor of Finance from
Boise, ID  83706                                            1975 to 1999 and Dean from 1977 to
                                                            1991, College of Business, Boise State
                                                            University); Chartered Financial
                                                            Analyst.

Thomas C. Theobald (Age 65)        Trustee          2000    Managing Director, William Blair            81       Xerox Corporation
Suite 1300                                                  Capital Partners (private equity                     (business products
222 West Adams Street                                       investing) since September, 1994                       and services),
Chicago, IL 60606                                           (formerly Chief Executive Officer and                     Anixter
                                                            Chairman of the Board of Directors,                    International
                                                            Continental Bank Corporation).                        (network support
                                                                                                                     equipment
                                                                                                                distributor), Jones
                                                                                                                 Lang LaSalle (real
                                                                                                                 estate management
                                                                                                                 services) and MONY
                                                                                                                    Group (life
                                                                                                                    insurance).

Anne-Lee Verville (Age 57)      Trustee        1998         Author and speaker on educational           81        Chairman of the
359 Stickney Hill Road                                      systems needs (formerly General                     Board of Directors,
Hopkinton, NH  03229                                        Manager, Global Education Industry                   Enesco Group, Inc.
                                                            from 1994 to 1997, and President,                   (designer, importer
                                                            Applications Solutions Division from                 and distributor of
                                                            1991 to 1994, IBM Corporation (global                   giftware and
                                                            education and global applications)).                   collectibles).

INTERESTED TRUSTEES
William E. Mayer* (Age 62)         Trustee          1994    Managing Partner, Park Avenue Equity        83        Lee Enterprises
399 Park Avenue                                             Partners (private equity fund) since                 (print and on-line
Suite 3204                                                  February, 1999 (formerly Founding                   media), WR Hambrecht
New York, NY 10022                                          Partner, Development Capital LLC from                 + Co. (financial
                                                            November 1996 to February, 1999; Dean                service provider),
                                                            and Professor, College of Business and                  First Health
                                                            Management, University of Maryland from               (healthcare) and
                                                             October, 1992 to November, 1996).                     Systech Retail
                                                                                                                  Systems (retail
                                                                                                                industry technology
                                                                                                                     provider)

Joseph R. Palombo* (Age 49)      Trustee and        2000    Chief Operating Officer of Columbia         81             None
One Financial Center             Chairman of                Management Group, Inc. (Columbia
Boston, MA 02111                  the Board                 Management Group) since November, 2001;
                                                            formerly Chief Operations Officer of
                                                            Mutual Funds, Liberty Financial
                                                            Companies, Inc. from August, 2000 to
                                                            November, 2001; Executive Vice
                                                            President of Stein Roe & Farnham
                                                            Incorporated (Stein Roe) since April,
                                                            1999; Executive Vice President and
                                                            Director of the Advisor since April,
                                                            1999; Executive Vice President and
                                                            Chief Administrative Officer of Liberty
                                                            Funds Group, LLC ("LFG") since April,
                                                            1999; Director of Stein Roe since
                                                            September, 2000; Trustee and Chairman
                                                            of the Board of the Stein Roe Mutual
                                                            Funds since October, 2000; Manager of
                                                            Stein Roe Floating Rate Limited
                                                            Liability Company since October, 2000
                                                            (formerly Vice President of the Liberty
                                                            Funds from April, 1999 to August, 2000;
                                                            Chief Operating Officer and Chief
                                                            Compliance Officer, Putnam Mutual Funds
                                                            from December, 1993 to March, 1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

                                                Year First
                                  Position      Elected or
         Name, Address          with Liberty   Appointed to         Principal Occupation(s)
            And Age                Funds          Office            During Past Five Years
            -------                -----          ------            ----------------------

             Officers
Keith T. Banks (Age 46)            President        2001    President of the Liberty Funds since
Columbia Management Group, Inc.                             November, 2001; Chief Investment Officer
590 Madison Avenue, 36th Floor                              since December, 2001 and Chief Executive
Mail Stop NY EH 30636A                                      Officer since August, 2000 of Columbia
New York, NY  10022                                         Management Group; President of the Galaxy
                                                            Funds since September, 2002 (formerly
                                                            Managing Director and Head of U.S.
                                                            Equity, J.P. Morgan Investment
                                                            Management from November, 1996 to
                                                            August, 2000).

Vicki L. Benjamin (Age 41)           Chief          2001    Controller of the Liberty Funds, Stein
One Financial Center              Accounting                Roe Funds and Liberty All-Star Funds
Boston, MA 02111                  Officer and               since May, 2002; Chief Accounting Officer
                                  Controller                of the Liberty Funds, Stein Roe Funds
                                                            and Liberty All-Star Funds since June,
                                                            2001; Vice President of LFG since
                                                            April, 2001; Controller and Chief
                                                            Accounting Officer of the Galaxy Funds
                                                            since September, 2002 (formerly Vice
                                                            President, Corporate Audit, State
                                                            Street Bank and Trust Company from May,
                                                            1998 to April, 2001; Audit Manager from
                                                            July, 1994 to June, 1997; Senior Audit
                                                            Manager from July, 1997 to May, 1998,
                                                            Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)      Treasurer        2000    Treasurer of the Liberty Funds and of the
One Financial Center                                        Liberty All-Star Funds since December,
Boston, MA 02111                                            2000 (formerly Controller of the Liberty
                                                            Funds and of the Liberty All-Star Funds
                                                            from February, 1998 to October, 2000);
                                                            Treasurer of the Stein Roe Funds since
                                                            February, 2001 (formerly Controller
                                                            from May, 2000 to February, 2001);
                                                            Treasurer of the Galaxy Funds since
                                                            September, 2000; Senior Vice President
                                                            of LFG since January, 2001 (formerly
                                                            Vice President from April, 2000 to
                                                            January, 2001; Vice President of the
                                                            Advisor from February, 1998 to October,
                                                            2000) (formerly Senior Tax Manager,
                                                            Coopers & Lybrand, LLP from April, 1996
                                                            to January, 1998).

Jean S. Loewenberg (Age 57)        Secretary        2002    Secretary of the Liberty Funds, Stein
One Financial Center                                        Roe Funds and of the Liberty All-Star
Boston, MA 02111                                            Funds since February, 2002; Assistant
                                                            Secretary of the Galaxy Funds since
                                                            September, 2002; General Counsel of
                                                            Columbia Management Group since
                                                            December, 2001; Senior Vice President
                                                            and Assistant General Counsel, Fleet
                                                            National Bank since September, 2002
                                                            (formerly Senior Vice President and
                                                            Group Senior Counsel of Fleet National
                                                            Bank from November, 1996 to September,
                                                            2002).

TRUSTEE POSITIONS

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.


Approving the Investment Advisory Contract

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.


The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.


The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.


The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."


The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectus), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.


In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.


Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.


General

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.


The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


THE MANAGEMENT AGREEMENT
Under a Management Agreement between the Advisor and the Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

  (a) providing office space, equipment and clerical personnel;

  (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

  (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

  (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;


  (e) coordinating and overseeing the activities of each fund's other third-party service providers; and


  (f) maintaining certain books and records of each fund.



The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE ACCOUNTING AND BOOKKEEPING AGREEMENT

Stein Roe is responsible for providing accounting and bookkeeping services to the Funds pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), Stein Roe has delegated those functions to State Street Bank and Trust Company (State Street). Stein Roe pays fees to State Street under the Outsourcing Agreement.


Under its accounting and bookkeeping agreement with the Trusts, Stein Roe receives from each Fund and Liberty-Stein Roe Institutional Floating Rate Limited Liability Company (Portfolio) a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

o From the Portfolio or any stand-alone Fund, an annual flat fee of $10,000, paid monthly;

o From each feeder Fund to the Portfolio, an annual flat fee of $5,000, paid monthly; and


o In any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

      [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each Fund reimburses Stein Roe for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

BROKERAGE AND RESEARCH SERVICES.


Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.


The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.


It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

INVESTOR SERVICING AND TRANSFER AGENT
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to LFS or by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS

The Fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.


An exchange is generally a capital sale transaction for federal income tax purposes. You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHT OF ACCUMULATION (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1. The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE "ADVISOR" REFERS TO STEIN ROE IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO THE FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.


PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or contingent deferred sales charges; however, they will be subject to the annual Rule 12b-1 service fee.


EXCHANGES FOR AFFILIATES OF LFD. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.


SPONSORED ARRANGEMENTS. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
    (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by LFD.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable CDSC) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information at 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN. If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING. Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History," the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD
MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                          DESCRIPTION OF BOND RATINGS
                            STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                   MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                  APPENDIX II
                               DECEMBER 31, 2001

SOURCE            CATEGORY                                            RETURN (%)

CREDIT SUISSE FIRST BOSTON:

           CSFB High Yield Index                                          5.78
           CSFB Leveraged Loan Index                                      2.66

LIPPER,
INC.:

           AMEX Composite Index P                                        -5.59
           AMEX Computer Tech IX P                                      -15.09
           AMEX Institutional IX P                                      -15.78
           AMEX Major Market IX P                                        -4.75
           Bse Sensex Index                                             -17.87
           CAC 40: FFR IX P                                             -21.97
           CD Rate 1 Month Index Tr                                       3.88
           CD Rate 3 Month Index Tr                                       3.74
           CD Rate 6 Month Index Tr                                       3.69
           Consumer Price Index                                            N/A
           DAX:DM IX TR                                                 -19.79
           Domini 400 Social Index                                         N/A
           Dow Jones 65 Comp Av P                                       -12.82
           Dow Jones Ind Average P                                       -7.10
           Dow Jones Ind Dly Reinv                                       -5.43
           Dow Jones Ind Mth Reinv                                       -5.42
           Dow Jones Trans Av P                                         -10.41
           Dow Jones Trans Av Tr                                         -9.30
           Dow Jones Util Av P                                          -28.68
           Dow Jones Util Av Tr                                         -26.27
           Ft/S&P Act Wld Ex US IX                                      -21.47
           Jakarta Composite Index                                       -5.83
           Jasdaq Index:Yen P                                           -12.92
           Lehman 1-3 Govt/Cred Tr                                        8.78
           Lehman 1-3 Govt/Credit P                                       2.73
           Lehman Aggregate Bd P                                          1.97
           Lehman Aggregate Bd Tr                                         8.44
           Lehman Cr Bd Int P                                             2.69
           Lehman Cr Bd Int Tr                                            9.77
           Lehman Govt Bd Int P                                           2.40
           Lehman Govt Bd Int Tr                                          8.42
           Lehman Govt Bd Long P                                         -1.91
           Lehman Govt Bd Long Tr                                         4.34
           Lehman Govt Bd P                                               1.14
           Lehman Govt Bd Tr                                              7.23
           Lehman Govt/Cr Bd P                                            1.90
           Lehman Govt/Cr Bd Tr                                           8.50
           Lehman Govt/Cr Int P                                           2.50
           Lehman Govt/Cr Int Tr                                          8.96
           Lehman High Yield P                                           -4.23
           Lehman High Yield Tr                                           5.28
           Lehman Muni 10 Yr IX P                                        -0.45
           Lehman Muni 10 Yr IX Tr                                        4.62
           Lehman Muni 3 Yr IX P                                          1.37
           Lehman Muni 3 Yr IX Tr                                         6.59
           Lehman Muni 5 Yr IX Tr                                         6.21
           Lehman Muni Bond IX P                                         -0.16
           Lehman Muni Bond IX Tr                                         5.13
           ML 10+ Yr Treasury IX Tr                                       4.21
           ML 1-10 YR CORP BD IX P                                        2.95
           ML 1-10 YR CORP BD IX TR                                      10.02
           ML 1-3 Yr Muni IX P                                            0.93
           ML 1-3 Yr Muni IX Tr                                           6.04
           ML 1-3 Yr Treasury IX P                                        2.43
           ML 1-3 Yr Treasury IX Tr                                       8.30
           ML 1-5 Yr Gv/Cp Bd IX P                                        2.68
           ML 1-5 Yr Gv/Cp Bd IX Tr                                       8.98
           ML 15 Yr Mortgage IX P                                         2.19
           ML 15 Yr Mortgage IX Tr                                        8.34
           ML 1-5 Yr Treasury IX P                                        2.28
           ML 1-5 Yr Treasury IX Tr                                       8.37
           ML 3 MO T-Bill IX Tr                                           4.42
           ML 3-5 Yr Govt IX P                                            2.36
           ML 3-5 Yr Govt IX Tr                                           8.75
           ML 3-7 Yr Muni IX Tr                                           5.97
           ML 7-12 YR MUNI IX P                                          -0.55
           ML 7-12 YR MUNI IX TR                                          4.54
           ML Corp Master Index P                                         3.38
           ML Corp Master Index Tr                                       10.70
           ML Gov/ Corp Master IX T                                       8.43
           ML Govt Master Index P                                         1.03
           ML Govt Master Index Tr                                        7.18
           ML Govt/Corp Master IX P                                       1.87
           ML HIGH YLD MASTER 2  P                                       -4.76
           ML HIGH YLD MASTER 2  TR                                       4.48
           ML High Yld Master IX P                                       -3.88
           ML High Yld Master IX Tr                                       6.20
           ML US CP/GV 10+ YR IX P                                        0.12
           ML US CP/GV 10+ YR IX TR                                       7.02
           ML US DOM MASTER  IX P                                         1.84
           ML US DOM MASTER  IX TR                                        8.32
           MSCI AC Americas Free GD                                     -12.18
           MSCI AC Americas Free ID                                     -13.43
           MSCI AC Asia Fr-Ja IX GD                                      -3.84
           MSCI AC Asia Fr-Ja IX ID                                      -5.94
           MSCI AC ASIA PAC FR DGD                                      -20.73
           MSCI AC ASIA PAC FR DND                                      -20.93
           MSCI AC ASIA PAC FR P IX                                     -21.84
           MSCI AC Asia Pac Fr-J GD                                      -2.40
           MSCI AC Asia Pac FR-J IX                                      -4.79
           MSCI AC Europe IX GD                                         -19.49
           MSCI AC Europe IX ID                                         -21.08
           MSCI AC Fe Free IX GD                                        -22.96
           MSCI AC Fe Free IX ID                                        -23.87
           MSCI AC Fe Fr-Ja IX GD                                        -2.08
           MSCI AC Fe Fr-Ja IX ID                                        -4.19
           MSCI AC Pac Fr-Jpn IX GD                                      -0.99
           MSCI AC Pac Fr-Jpn IX ID                                      -3.41
           MSCI AC Pacific FR IX ID                                     -21.84
           MSCI AC WLD FR VAL IX GD                                     -13.87
           MSCI AC WLD FR-US GR DGD                                     -23.43
           MSCI AC World Free IX GD                                     -15.91
           MSCI AC World Free Ix ID                                     -17.26
           MSCI AC World Fr-USA GD                                      -19.50
           MSCI AC World Fr-USA ID                                      -20.98
           MSCI AC WRLD FR GR DGD                                       -18.55
           MSCI AC Wrld Fr-Ja IX GD                                     -14.45
           MSCI AC Wrld Fr-Ja IX ID                                     -15.89
           MSCI AC WRLD FR-US V DGD                                     -15.83
           MSCI Argentina IX GD                                         -18.27
           MSCI Argentina IX ID                                         -22.16
           MSCI Australia IX GD                                           2.66
           MSCI Australia IX ID                                          -0.58
           MSCI Australia IX ND                                           1.68
           MSCI Austria IX GD                                            -5.05
           MSCI Austria IX ID                                            -7.44
           MSCI Austria IX ND                                            -5.65
           MSCI Belgium IX GD                                           -10.17
           MSCI Belgium IX ID                                           -13.03
           MSCI Belgium IX ND                                           -10.89
           MSCI BRAZIL FREE IX GD                                       -16.99
           MSCI BRAZIL FREE IX ID                                       -21.77
           MSCI Canada IX GD                                            -20.10
           MSCI Canada IX ID                                            -21.41
           MSCI Canada IX ND                                            -20.43
           MSCI Chile IX GD                                              -2.83
           MSCI Chile IX ID                                              -5.96
           MSCI China Free IX ID                                        -26.04
           MSCI Colombia IX GD                                           45.77
           MSCI Colombia IX ID                                           37.07
           MSCI Czech Rep IX GD                                          -2.01
           MSCI Czech Rep IX ID                                          -4.15
           MSCI Denmark IX GD                                           -14.39
           MSCI Denmark IX ID                                           -15.94
           MSCI Denmark IX ND                                           -14.81
           MSCI EAFE - JAPAN IX ND                                      -19.14
           MSCI EAFE - UK IX GD                                         -23.20
           MSCI EAFE - UK IX ID                                         -24.44
           MSCI EAFE - UK IX ND                                         -23.50
           MSCI EAFE + Canada IX GD                                     -21.16
           MSCI EAFE + Canada IX ID                                     -22.56
           MSCI EAFE + Canada IX ND                                     -21.40
           MSCI EAFE + EMF IX GD                                        -19.47
           MSCI EAFE + EMF IX ID                                        -20.96
           MSCI EAFE Fr IX ID                                           -22.61
           MSCI EAFE GDP Wt IX GD                                       -21.93
           MSCI EAFE GDP Wt IX ID                                       -23.26
           MSCI EAFE GDP Wt IX ND                                       -22.20
           MSCI EAFE GROWTH IX GD                                       -24.41
           MSCI EAFE GROWTH IX ID                                       -25.52
           MSCI EAFE IX GD                                              -21.21
           MSCI EAFE IX ID                                              -22.61
           MSCI EAFE IX ND                                              -21.44
           MSCI EAFE VALUE IX GD                                        -18.22
           MSCI EAFE VALUE IX ID                                        -19.91
           MSCI EASEA IX GD                                             -18.86
           MSCI EASEA IX ID                                             -20.54
           MSCI EASEA IX ND                                             -19.14
           MSCI Em Eur/Mid East GD                                      -16.06
           MSCI Em Eur/Mid East ID                                      -17.65
           MSCI Em Europe IX GD                                          -8.79
           MSCI Em Europe IX ID                                         -10.49
           MSCI EMF Asia IX GD                                            6.19
           MSCI EMF Asia IX ID                                            4.24
           MSCI EMF Far East IX GD                                       11.35
           MSCI EMF Far East IX ID                                        9.45
           MSCI EMF IX GD                                                -2.37
           MSCI EMF IX ID                                                -4.91
           MSCI EMF Latin Am IX GD                                       -0.39
           MSCI EMF Latin Am IX ID                                       -4.31
           MSCI EURO UNION GR IX GD                                     -24.64
           MSCI Europe - UK IX GD                                       -22.00
           MSCI Europe - UK IX ID                                       -23.41
           MSCI Europe - UK IX ND                                       -22.37
           MSCI Europe GDP Wt IX ID                                     -21.23
           MSCI Europe IX GD                                            -19.64
           MSCI Europe IX ID                                            -20.73
           MSCI Europe IX ND                                            -19.90
           MSCI European Union GD                                       -19.62
           MSCI European Union ID                                       -21.29
           MSCI EUROPEAN VL IX GD                                       -15.42
           MSCI Far East Free IX ID                                     -29.06
           MSCI Far East IX GD                                          -28.28
           MSCI Far East IX ID                                          -29.06
           MSCI Far East IX ND                                          -28.39
           MSCI Finland IX GD                                           -37.81
           MSCI Finland IX ID                                           -39.07
           MSCI Finland IX ND                                           -38.18
           MSCI France IX GD                                            -22.09
           MSCI France IX ID                                            -23.18
           MSCI France IX ND                                            -22.36
           MSCI Germany IX GD                                           -21.99
           MSCI Germany IX ID                                           -23.47
           MSCI Germany IX ND                                           -22.39
           MSCI Greece IX GD                                            -29.61
           MSCI Greece IX ID                                            -31.36
           MSCI Hong Kong IX GD                                         -18.61
           MSCI Hong Kong IX ID                                         -21.20
           MSCI Hongkong IX ND                                          -18.61
           MSCI Hungary IX GD                                            -9.16
           MSCI Hungary IX ID                                           -10.46
           MSCI India IX GD                                             -19.45
           MSCI India IX ID                                             -21.17
           MSCI Indonesia FR IX GD                                       -8.48
           MSCI Indonesia FR IX ID                                      -10.88
           MSCI Ireland IX ID                                            -4.13
           MSCI Israel Dom IX ID                                        -17.57
           MSCI Israel IX ID                                            -32.28
           MSCI Israel Non Dom Ixid                                     -53.81
           MSCI Italy IX GD                                             -26.10
           MSCI Italy IX ID                                             -27.90
           MSCI Italy IX ND                                             -26.59
           MSCI JAPAN GROWTH IX GD                                      -28.83
           MSCI Japan IX GD                                             -29.28
           MSCI Japan IX ID                                             -29.89
           MSCI Japan IX ND                                             -29.40
           MSCI JAPAN VALUE IX GD                                       -30.11
           MSCI Jordan IX GD                                             34.59
           MSCI Jordan IX ID                                             29.02
           MSCI Kokusai IX GD                                           -15.06
           MSCI Kokusai IX ID                                           -16.46
           MSCI Kokusai IX ND                                           -15.39
           MSCI Korea IX GD                                              48.71
           MSCI Korea IX ID                                              45.97
           MSCI Luxembourg IX ID                                        -46.04
           MSCI Malaysia Free Ix GD                                       4.56
           MSCI Malaysia Free IX ID                                       2.26
           MSCI Mexico Free IX GD                                        18.55
           MSCI Mexico Free IX ID                                        15.93
           MSCI N American G IX ID                                      -15.47
           MSCI N American Vl IX ID                                     -12.89
           MSCI Netherland IX GD                                        -21.62
           MSCI Netherland IX ID                                        -23.53
           MSCI Netherland IX ND                                        -22.10
           MSCI New Zealand IX GD                                         9.50
           MSCI New Zealand IX ID                                         5.63
           MSCI New Zealand IX ND                                         8.42
           MSCI Nordic IX GD                                            -28.67
           MSCI Nordic IX ID                                            -30.05
           MSCI Nordic IX ND                                            -29.07
           MSCI Norway IX GD                                            -11.69
           MSCI Norway IX ID                                            -13.79
           MSCI Norway IX ND                                            -12.22
           MSCI Nth Amer IX GD                                          -12.40
           MSCI Nth Amer IX ID                                          -13.60
           MSCI Nth Amer IX ND                                          -12.75
           MSCI Pac - Japan IX GD                                        -9.43
           MSCI Pac - Japan IX ID                                       -12.16
           MSCI Pac - Japan IX ND                                        -9.88
           MSCI PAC FREE GR IX GD                                       -25.27
           MSCI PAC FREE VL IX GD                                       -25.42
           MSCI PAC FR-JPN GR IX GD                                     -11.64
           MSCI PAC FR-JPN VL IX GD                                      -7.43
           MSCI Pacific Free IX ID                                      -26.21
           MSCI Pacific Fr-Jpn ID                                       -12.16
           MSCI Pacific IX GD                                           -25.22
           MSCI Pacific IX ID                                           -26.21
           MSCI Pacific IX ND                                           -25.40
           MSCI Pakistan IX GD                                          -23.32
           MSCI Pakistan IX ID                                          -34.61
           MSCI Peru IX GD                                               19.92
           MSCI Peru IX ID                                               15.27
           MSCI Philippines FR DG                                       -19.29
           MSCI Philippines FR GD                                       -19.70
           MSCI Portugal IX GD                                          -21.60
           MSCI Portugal IX ID                                          -23.01
           MSCI Russia IX GD                                             55.85
           MSCI Russia IX ID                                             53.17
           MSCI Singapore Fr IX GD                                      -23.42
           MSCI Singapore Fr IX ID                                      -25.02
           MSCI South Africa IX GD                                      -17.21
           MSCI South Africa IX ID                                      -20.27
           MSCI Spain IX GD                                             -11.01
           MSCI Spain IX ID                                             -12.78
           MSCI Spain IX ND                                             -11.36
           MSCI Sri Lanka IX GD                                          44.27
           MSCI Sri Lanka IX ID                                          36.08
           MSCI Sweden IX GD                                            -26.76
           MSCI Sweden IX ID                                            -28.15
           MSCI Sweden IX ND                                            -27.18
           MSCI Swtzrlnd IX GD                                          -21.08
           MSCI Swtzrlnd IX ID                                          -21.94
           MSCI Swtzrlnd IX ND                                          -21.38
           MSCI Taiwan IX GD                                             10.47
           MSCI Taiwan IX ID                                              8.77
           MSCI Thailand Free IX GD                                       5.25
           MSCI Thailand Free IX ID                                       2.90
           MSCI Turkey IX GD                                            -32.66
           MSCI Turkey IX ID                                            -33.73
           MSCI UK IX GD                                                -14.05
           MSCI UK IX ID                                                -16.07
           MSCI UK IX ND                                                -14.05
           MSCI USA IX GD                                               -12.03
           MSCI USA IX ID                                               -13.23
           MSCI USA IX ND                                               -12.39
           MSCI Venezuela IX GD                                          -6.62
           MSCI Venezuela IX ID                                         -10.04
           MSCI World - UK IX GD                                        -16.80
           MSCI World - UK IX ID                                        -18.03
           MSCI World - UK IX ND                                        -17.14
           MSCI World - USA IX GD                                       -21.16
           MSCI World - USA IX ID                                       -22.56
           MSCI World - USA IX ND                                       -21.40
           MSCI World Free IX ND                                        -16.82
           MSCI World GDP Wt IX ID                                      -19.15
           MSCI WORLD GROWTH IX ID                                      -20.14
           MSCI World IX Free ID                                        -17.83
           MSCI World IX GD                                             -16.52
           MSCI World IX ID                                             -17.83
           MSCI World IX ND                                             -16.82
           MSCI WORLD IX SC DGD IX                                        1.23
           MSCI WORLD IX VALUE                                          -14.54
           MSCI WORLD VALUE IX ID                                       -16.16
           MSCI WORLD-USA GR IX GD                                      -25.16
           MSCI World-USA VL IX GD                                      -17.47
           MSCI Wrld - Austrl IX GD                                     -16.76
           MSCI Wrld - Austrl IX ID                                     -18.05
           MSCI Wrld - Austrl IX ND                                     -17.06
           MSCI WRLD EX USA SC GD                                       -10.23
           MSCI WRLD EX USA SC ID                                       -12.35
           MSCI WRLD EX USA SC ND                                       -10.63
           MSCI WRLD FINANCIALS GD                                      -16.50
           MSCI WRLD FINANCIALS ID                                      -18.26
           MSCI WRLD FREE GR DGD IX                                     -19.17
           MSCI WRLD HEALTHCARE GD                                      -12.98
           MSCI WRLD HEALTHCARE ID                                      -14.00
           MSCI WRLD INFO TECH GD                                       -29.50
           MSCI WRLD INFO TECH ID                                       -29.74
           MSCI WRLD TECH HDWR GD                                       -36.22
           MSCI WRLD TECH HDWR ID                                       -36.49
           MSCI WRLD TELECOM GD                                         -23.22
           MSCI WRLD TELECOM ID                                         -26.41
           NASDAQ 100 IX P                                              -32.65
           NASDAQ Bank IX P                                              10.08
           NASDAQ Composite IX P                                        -21.05
           NASDAQ Industrial IX P                                        -6.33
           NASDAQ Insurance IX P                                          7.10
           NASDAQ Natl Mkt Cmp IX                                       -21.26
           NASDAQ Natl Mkt Ind IX                                        -6.65
           NASDAQ Transport IX P                                         10.73
           Nikkei 225 Avg:Yen P                                         -23.52
           NYSE Composite P                                             -10.21
           NYSE Finance IX P                                             -8.23
           NYSE Industrials IX P                                         -8.41
           NYSE Transportation IX                                        -5.18
           NYSE Utilities IX P                                          -25.13
           Philippines Composite IX                                     -21.84
           PSE Technology IX P                                          -15.59
           Russell 1000 Grow Ix                                         -20.91
           Russell 1000 Grow IX Tr                                      -20.42
           Russell 1000 IX P                                            -13.61
           Russell 1000 IX Tr                                           -12.45
           Russell 1000 Value Ix                                         -7.41
           Russell 1000 Value IX Tr                                      -5.59
           Russell 2000 Grow Ix                                          -9.55
           Russell 2000 Grow IX Tr                                       -9.23
           Russell 2000 IX P                                              1.02
           Russell 2000 IX Tr                                             2.49
           Russell 2000 Value Ix                                         11.37
           Russell 2000 Value IX Tr                                      14.02
           RUSSELL 2500 GROW IX P                                       -11.11
           RUSSELL 2500 GROW IX TR                                      -10.83
           RUSSELL 2500 IX P                                             -0.26
           RUSSELL 2500 IX TR                                             1.22
           RUSSELL 2500 VALUE IX P                                        7.37
           RUSSELL 2500 VALUE IX TR                                       9.74
           RUSSELL 3000 GROW IX P                                       -20.10
           RUSSELL 3000 GROW IX TR                                      -19.63
           Russell 3000 IX P                                            -12.63
           Russell 3000 IX Tr                                           -11.46
           RUSSELL 3000 VALUE IX P                                       -6.20
           RUSSELL 3000 VALUE IX TR                                      -4.33
           RUSSELL MDCP VALUE IX P                                        0.21
           RUSSELL MDCP VALUE IX TR                                       2.33
           Russell Midcap G IX TR                                       -20.15
           RUSSELL MIDCAP GR IX P                                       -20.34
           RUSSELL MIDCAP IX P                                           -7.00
           RUSSELL MIDCAP IX TR                                          -5.62
           RUSSELL SMCP CMPT GRO P                                      -25.19
           RUSSELL SMCP CMPT GRO TR                                     -25.02
           RUSSELL SMCP CMPT IX P                                       -11.79
           RUSSELL SMCP CMPT IX TR                                      -10.70
           RUSSELL SMCP CMPT VAL IX                                       5.18
           RUSSELL SMCP CMPT VAL P                                        3.01
           RUSSELL TOP 200 GRO IX P                                     -21.03
           RUSSELL TOP 200 GROW  IX                                     -20.48
           RUSSELL TOP 200 IX P                                         -15.66
           RUSSELL TOP 200 IX TR                                        -14.57
           RUSSELL TOP 200 VAL IX P                                     -10.49
           RUSSELL TOP 200 VALUE IX                                      -8.79
           S & P 100 Index TR                                           -14.88
           S & P 500 Daily Reinv                                        -11.87
           S & P 500 Index P                                            -13.04
           S & P 500 Mnthly Reinv                                       -11.88
           S & P 500/BARRA G IX TR                                      -12.73
           S & P 500/BARRA V IX TR                                      -11.71
           S & P 600 Index P                                              5.73
           S & P 600 Index Tr                                             6.51
           S & P Financial IX P                                         -10.31
           S & P Financial IX Tr                                         -8.79
           S & P Industrial IX Tr                                       -11.67
           S & P Industrials P                                          -12.74
           S & P MC 400/BARRA G TR                                       -7.97
           S & P MC 400/BARRA V TR                                        7.14
           S & P Midcap 400 IX P                                         -1.63
           S & P Midcap 400 IX Tr                                        -0.62
           S & P SC 600/BARRA G TR                                       -1.18
           S & P SC 600/BARRA V TR                                       13.10
           S & P Transport Index P                                       -1.16
           S & P Transport IX Tr                                         -0.24
           S & P Utility Index P                                        -32.52
           S & P Utility Index Tr                                       -30.43
           SB Cr-Hdg Nn-US Wd IX Tr                                       6.12
           SB Cr-Hdg Wd Gv Bd IX Tr                                       6.27
           SB Non-US Wd Gv Bd IX Tr                                      -3.54
           SB Wd Gv Bd:Austrl IX Tr                                      -4.17
           SB Wd Gv Bd:Germny IX Tr                                      -0.05
           SB Wd Gv Bd:Japan IX Tr                                       -9.95
           SB Wd Gv Bd:UK IX Tr                                           0.43
           SB Wd Gv Bd:US IX Tr                                           6.73
           SB World Govt Bond IX Tr                                      -0.99
           Straits Times Index                                          -15.74
           SWISS PERF:SFR IX TR                                         -22.03
           TAIWAN SE:T$ IX P                                             18.18
           T-Bill 1 Year Index Tr                                         3.29
           T-Bill 3 Month Index Tr                                        3.43
           T-Bill 6 Month Index Tr                                        3.37
           Thailand Set Index                                            12.88
           TOKYO 2ND SCT:YEN IX P                                       -12.06
           TOKYO SE(TOPIX):YEN IX P                                     -19.59
           TORONTO 300:C$ IX P                                          -13.94
           TORONTO SE 35:C$ IX P                                         -6.26
           Value Line Cmp IX-Arth                                        10.88
           Value Line Cmp IX-Geom                                        -6.08
           Value Line Industrl IX                                        -6.06
           Value Line Railroad IX                                        32.45
           Value Line Utilties IX                                       -21.02

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

           Real Estate Investment Trust Index                            13.93

SALOMON SMITH BARNEY:

           SSB World Ex U.S. Cap Range $2-$10 Billion                   -15.49
           SSB EMI Global Ex U.S.                                       -14.66
           SSB EMI World Ex U.S.                                        -15.70
           Salomon 30 Year Benchmark                                      3.42

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. RussellTM is a trademark of the Frank Russell Company.

* in U.S. currency

           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 1, 2002


                     LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                 STEIN ROE INTERMEDIATE MUNICIPALS FUND, CLASS S

              Suite 3300, One South Wacker Drive, Chicago, IL 60606
                                  800-338-2550


         This Statement of Additional Information (SAI) is not a prospectus but provides additional information that should be read in conjunction with the Class S Prospectus dated November 1, 2002, and any supplements thereto. Financial statements, which are contained in the Fund's June 30, 2002 Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.



                                TABLE OF CONTENTS
                                                                           Page

General Information and History........................................       3
Investment Policies....................................................       5
Portfolio Investments and Strategies...................................       5
Investment Restrictions................................................      19
Additional Investment Considerations...................................      18
Purchases and Redemptions..............................................      25
Management.............................................................      25
Financial Statements...................................................      29
Principal Shareholders.................................................      30
Investment Advisory and Other Services.................................      30
Distributor............................................................      33
Transfer Agent.........................................................      34
Custodian..............................................................      34
Independent Auditors...................................................      35
Portfolio Transactions.................................................      35
Additional Income Tax Considerations...................................      40
Investment Performance.................................................      41
Glossary...............................................................      50
Appendix--Ratings......................................................      53

DIR-16/798H-1002

GENERAL INFORMATION AND HISTORY


             Stein Roe Intermediate Municipals Fund, Class S ("Intermediate Municipals Fund") is a separate series of Liberty-Stein Roe Funds Municipal Trust (the "Trust").

         The name of the Trust was changed on November 1, 1995 to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust."


         The Intermediate Municipals Fund also offers Class A, B and C shares. This SAI describes the Class S shares of the Fund. The Class A, B and C shares are described in a separate SAI.


         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Oct. 6, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series as the Board may authorize. Currently, three series are authorized and outstanding.


         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.


         Each share of the Fund, without par value, is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of the Fund, and all shares have equal rights in the event of liquidation of the Fund. Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of the Fund are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

         Stein Roe & Farnham Incorporated ("Stein Roe") is responsible for the business affairs of the Trust and serves as investment adviser to the Fund,. as well as administrative and bookkeeping and accounting services.


                              INVESTMENT POLICIES


         The Trust is open-end management investment companies. The Fund is diversified, as that term is defined in the Investment Company Act of 1940.

         The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities" (see definition in the Glossary).


                      PORTFOLIO INVESTMENTS AND STRATEGIES


         The following investment policies and techniques have been adopted by the Fund as indicated.


TAXABLE SECURITIES


         Assets of the Fund that are not invested in Municipal Securities may be held in cash or invested in short-term taxable investments. such as: (1) U.S. Government bills, notes and bonds; (2) obligations of agencies and instrumentalities of the U.S. Government (including obligations not backed by the full faith and credit of the U.S. Government); (3) other money market instruments, and (4) repurchase agreements (defined in the Glossary) with banks and, securities dealers.


AMT SECURITIES


         Although the Fund currently limits its investments in Municipal Securities to those the interest on which is exempt from the regular federal income tax, the Fund may invest 100% of its total assets in Municipal Securities the interest on which is subject to the federal alternative minimum tax ("AMT").


PRIVATE PLACEMENTS


         The Fund may invest in securities that are purchased in private placements (including privately placed securities eligible for purchase and sale under Rule 144A of the Securities Act of 1933 (1933 Act) and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when Stein Roe believes it is advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund's net asset value.


RULE 144A SECURITIES


         Rule 144A permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction of investing no more than 10% of its net assets in illiquid . A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


STANDBY COMMITMENTS


         The Fund may obtain standby commitments when it purchases Municipal Securities. A standby commitment gives the holder the right to sell the underlying security to the seller at an agreed-upon price on certain dates or within a specified period. The Fund will acquire standby commitments solely to facilitate portfolio liquidity and not with a view to exercising them at a time when the exercise price may exceed the current value of the underlying securities. If the exercise price of a standby commitment held by a Fund should exceed the current value of the underlying securities, a Fund may refrain from exercising the standby commitment in order to avoid causing the issuer of the standby commitment to sustain a loss and thereby jeopardizing the Fund's business relationship with the issuer. The Fund will enter into standby commitments only with banks and securities dealers that, in the opinion of Stein Roe, present minimal credit risks. However, if a securities dealer or bank is unable to meet its obligation to repurchase the security when a Fund exercises a standby commitment, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. Standby commitments will be valued at zero in determining the Fund's net asset value. The Trust has received an opinion of Bell, Boyd & Lloyd, counsel to the Trust, that interest earned by the Fund on Municipal Securities will continue to be exempt from the regular federal income tax regardless of the fact that the Fund holds standby commitments with respect to such Municipal Securities.


PARTICIPATION INTERESTS


         The Fund may purchase participation interests in all or part of specific holdings of Municipal Securities, but does not intend to do so unless the tax-exempt status of those participation interests or certificates of participation is confirmed to the satisfaction of the Board of Trustees, which may include consideration of an opinion of counsel as to the tax-exempt status. Each participation interest would meet the prescribed quality standards of the Fund or be backed by an irrevocable letter of credit or guarantee of a bank that meets the prescribed quality standards of the Fund. (See Investment Policies.) Some participation interests are illiquid securities.

         The Fund may also purchase participations in lease obligations or installment purchase contract obligations (hereinafter collectively called "lease obligations") of municipal authorities or entities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are secured by leased property, disposition of the property in the event of foreclosure might prove difficult.


         The Board of Trustees has delegated to Stein Roe the responsibility to determine the credit quality of participation interests. The determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors may include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; FORWARD COMMITMENTS


         The Fund may purchase securities on a when-issued or delayed-delivery basis or purchase forward commitments, as described in the Prospectus. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if it is deemed advisable for investment reasons. Securities purchased in this manner involve a risk of loss if the value of the security purchased declines before settlement date.


         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government or other "high grade" debt obligations) of the Fund having a value of at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

SHORT  SALES  AGAINST THE BOX


         The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.


         Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.


         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. No Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.


REPURCHASE AGREEMENTS


         The Fund may invest in repurchase agreements, provided that it will not invest more than 10% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.


BORROWINGS; REVERSE REPURCHASE AGREEMENTS


         Subject to restriction (iv) under Investment Restrictions, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

         The Fund may also enter into reverse repurchase agreements (defined in the Glossary) with banks and securities dealers. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. The Fund did not enter into reverse repurchase agreements during the last year and has no present intention to do so.

         The Fund's reverse repurchase agreements and any other borrowings may not exceed 33 1/3% of its total assets, and the Fund may not purchase additional securities when its borrowings, less proceeds receivable from the sale of portfolio securities, exceed 5% of its total assets.


RATED SECURITIES


         The rated securities described under Investment Policies above for the Fund include obligations given a rating conditionally by Moody's or provisionally by S&P.

         To the extent that the ratings accorded by Moody's, S&P, or Fitch IBCA for Municipal Securities may change as a result of changes in such organizations, or changes in their rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Municipal Securities in accordance with its investment policies.


ZERO COUPON BONDS


         The Fund may invest in zero coupon bonds. A zero coupon bond is a bond that does not pay interest for its entire life. The market prices of zero coupon bonds are affected to a greater extent by changes in prevailing levels of interest rates and thereby tend to be more volatile in price than securities that pay interest periodically. In addition, because a Fund accrues income with respect to these securities prior to the receipt of such interest, it may have to dispose of portfolio securities under disadvantageous circumstances in order to obtain cash needed to pay income dividends in amounts necessary to avoid unfavorable tax consequences.


TENDER OPTION BONDS; TRUST RECEIPTS


         The Fund may purchase tender option bonds and trust receipts. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Stein Roe will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons. The Fund may invest up to 10% of net assets in tender option bonds and trust receipts.


INTERFUND BORROWING AND LENDING PROGRAM


         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PORTFOLIO TURNOVER


         Although the Fund does not purchase securities with a view toward rapid turnover, there are no limitations on the length of time that portfolio securities must be held. As a result, the turnover rate may vary from year to year. A high rate of portfolio turnover, if it should occur, may result in the realization of capital gains or losses, and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


OPTIONS


         The Fund is permitted to purchase and to write both call options and put options on debt or other securities or indexes in standardized contracts traded on U.S. securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq, and agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.


         Currently there are no publicly-traded options on individual tax-exempt securities. However, it is anticipated that such instruments may become available in the future.

         An option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of an index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of the option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities or certain economic indicators.)


         The Fund is permitted to write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.


         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.


         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index and the time remaining until the expiration date.

         A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


         Risks Associated with Options. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.


         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.


         If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


         The Fund may enter into interest rate futures contracts and index futures contracts. An interest rate or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index (such as The Bond Buyer Municipal Bond Index)(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes as well as the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association certificates; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that other futures contracts will be developed and traded. The Fund will engage in transactions involving new futures contracts (or options thereon) if, in the opinion of the Board of Trustees, they are appropriate instruments for the Fund.


-----------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made. The Bond Buyer Municipal Bond Index is based on The Bond Buyer index of 40 actively-traded long-term general obligation and revenue bonds carrying at least an A rating by Moody's or S&P.


         The Fund may purchase and write call options and put options on futures contracts (futures options). Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. For example, the Fund might use futures contracts to hedge against anticipated changes in interest rates which might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce that Fund's exposure to interest rate fluctuations, the Fund may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.


         The success of any futures technique depends on accurate predictions of changes in the level and direction of interest rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


         The Fund will only enter into futures contracts and futures options that are standardized and traded on a U.S. exchange, board of trade or similar entity, or quoted on an automated quotation system.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous trading day. In computing daily net asset value, the Fund will mark to market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.


         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales, as the case may be, of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

         Risks Associated with Futures. There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and debt securities, including technical influences in futures and futures options trading and differences between the financial instruments and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES


         If options, futures contracts, or futures options of types other than those described herein or in the prospectus are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

         The Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money" (as defined in the Glossary), would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contracts. When writing a call option on a futures contract, the Fund similarly will maintain cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].


TAXATION OF OPTIONS AND FUTURES


         If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on options, futures and futures options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders will be advised of the nature of the payments.


         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS


         The Fund operates under the following investment restrictions. Restrictions that are fundamental policies, as indicated below, may not be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Glossary). The Fund may not:


         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];(3)

------------
(3) In the case of a security that is insured as to payment of principal and interest, the related insurance policy is not deemed a security, nor is it subject to this investment restriction.

         (ii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;


         (iii) borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940;

         (iv) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (v) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

         (vi) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (vii) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (viii) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

         The above restrictions (other than material within brackets) are fundamental policies of the Fund. The Fund has also adopted the following restrictions that may be required by various laws and administrative positions. These restrictions are not fundamental. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially similar investment policies as the Fund. The Fund may not:


         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;


         (c) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (d) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

         (e) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (f) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (i) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (j) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust or of its investment adviser.


                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Medium-quality Municipal Securities are obligations of municipal issuers that, in the opinion of Stein Roe, possess adequate, but not outstanding, capacities to service the obligations. Lower-quality Municipal Securities are obligations of issuers that are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy, and are commonly referred to as "junk bonds." The characteristics attributed to medium- and lower-quality obligations by Stein Roe are much the same as those attributed to medium- and lower-quality obligations by rating services (see the Appendix to the Prospectus). Because many issuers of medium- and lower-quality Municipal Securities choose not to have their obligations rated by a rating agency, many of the obligations in the Fund's portfolio may be unrated.

         Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt this market and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.

         Medium- and lower-quality debt securities tend to be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities.

         The federal bankruptcy statutes relating to the debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse changes in the rights of holders of their obligations.


         Lawsuits challenging the validity under state constitutions of present systems of financing public education have been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school financing in some states. In other instances there have been lawsuits challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which could ultimately affect the validity of those Municipal Securities or the tax-free nature of the interest thereon. In addition, from time to time proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on Municipal Securities, and similar proposals may be introduced in the future. Some of the past proposals would have applied to interest on Municipal Securities issued before the date of enactment, which would have adversely affected their value to a material degree. If such proposals are enacted, the availability of Municipal Securities for investment by the Fund and the value of the Fund's portfolios would be affected and, in such an event, the Fund would reevaluate its investment objectives and policies.

         Because the Fund may invest in industrial development bonds, the Fund's shares may not be an appropriate investment for "substantial users" of facilities financed by industrial development bonds or for "related persons of substantial users."

         In addition, the Fund invests in Municipal Securities issued after the effective date of the Tax Reform Act of 1986 (the "1986 Act"), which may be subject to retroactive taxation if they fail to continue to comply after issuance with certain requirements imposed by the 1986 Act.

         Although the banks and securities dealers from which the Fund may acquire repurchase agreements and standby commitments, and the entities from which the Fund may purchase participation interests in Municipal Securities, will be those that Stein Roe believes to be financially sound, there can be no assurance that they will be able to honor their obligations to the Fund.


                                    * * * * *

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments, it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns, as appropriate for the particular client or managed account.

         Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

         In addition, Stein Roe believes that investment in a high yield fund provides an opportunity to diversify an investment portfolio because the economic factors that affect the performance of high-yield, high-risk debt securities differ from those that affect the performance of high-quality debt securities or equity securities.

                           PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

         You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.


         Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.


NET ASSET VALUE


         The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time. Please refer to Your Account--Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.


GENERAL REDEMPTION POLICIES

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

         You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

         The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

         Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.


         Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

         Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).


         The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

         The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. Telephone Redemption by Wire Privilege and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

         Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.


         Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $100 or more from your account by calling 800-338-2550; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF THE FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THAT FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.


         Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

         Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

         Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. The dollar limit for telephone redemptions is $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.

         Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 3 p.m., central time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

         Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

         Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

         Check Writing Privilege. The Trust reserves the right to establish a direct charge to shareholders for use of the Privilege and both the Trust and the bank reserve the right to terminate this service. The following fees may be charged by Boston Safe Deposit & Trust Company: $15 for a bounced check, $15 to place a stop payment on a check, and $5 to receive a copy of a paid check.

                                                       TRUSTEES AND OFFICERS


The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Stein Roe
Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Stein Roe Funds.

                                                                                                     Number of
                                                Year First                                         Portfolios in
                                  Position      Elected or                                          Fund Complex        Other
         Name, Address          with Liberty   Appointed to         Principal Occupation(s)           Overseen      Directorships
            And Age                Funds          Office            During Past Five Years           By Trustee         Held
            -------                -----          ------            ----------------------           ----------         ----

DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 46)         Trustee          2000     President of UAL Loyalty Services and      81             None
P.O. Box 66100                                               Executive Vice President of United
Chicago, IL 60666                                            Airlines (airline) since September,
                                                             2001 (formerly Executive Vice
                                                             President from July, 1999 to
                                                             September, 2001); Chief Financial
                                                             Officer of United Airlines since July,
                                                             1999; Senior Vice President and Chief
                                                             Financial Officer of UAL, Inc. prior
                                                             thereto.

Janet Langford Kelly (Age 44)      Trustee          2000     Executive Vice President-Corporate         86             None
One Kellogg Square                                           Development and Administration,
Battle Creek, MI 49016                                       General Counsel and Secretary, Kellogg
                                                             Company (food manufacturer), since
                                                             September, 1999; Senior Vice
                                                             President, Secretary and General
                                                             Counsel, Sara Lee Corporation
                                                             (branded, packaged, consumer-products
                                                             manufacturer) prior thereto.

Richard W. Lowry (Age 65)          Trustee          1995     Private Investor since August, 1987        83             None
10701 Charleston Drive                                       (formerly Chairman and Chief Executive
Vero Beach, FL 32963                                         Officer, U.S. Plywood Corporation
                                                             (building products manufacturer)).

Salvatore Macera (Age 71)          Trustee          1998     Private Investor since 1981 (formerly      81             None
26 Little Neck Lane                                          Executive Vice President and Director
New Seabury, MA  02649                                       of Itek Corporation (electronics)
                                                             from 1975 to 1981).

Charles R. Nelson (Age 60)         Trustee          2000     Van Voorhis Professor, Department of       81             None
Department of Economics                                      Economics, University of Washington
University of Washington                                     since January, 1976; consultant on
Seattle, WA 98195                                            econometric and statistical matters.

John J. Neuhauser (Age 59)         Trustee          1985     Academic Vice President and Dean of        83         Saucony, Inc.
84 College Road                                              Faculties since August, 1999, Boston               (athletic footwear);
Chestnut Hill, MA 02467-3838                                 College (formerly Dean, Boston  to                      SkillSoft
                                                             College School of Management from                   Corp.(E-Learning)
                                                             September, 1977 September, 1999).

Thomas E. Stitzel (Age 66)         Trustee          1998     Business Consultant since 1999             81             None
2208 Tawny Woods Place                                       (formerly Professor of Finance from
Boise, ID  83706                                             1975 to 1999 and Dean from 1977 to
                                                             1991, College of Business, Boise State
                                                             University); Chartered Financial
                                                             Analyst.

Thomas C. Theobald (Age 65)        Trustee          2000     Managing Director, William Blair           81        Xerox Corporation
Suite 1300                                                   Capital Partners (private equity                     (business products
222 West Adams Street                                        investing) since September, 1994                       and services),
Chicago, IL 60606                                            (formerly Chief Executive Officer and                     Anixter
                                                             Chairman of the Board of Directors,                    International
                                                             Continental Bank Corporation).                        (network support
                                                                                                                      equipment
                                                                                                                 distributor), Jones
                                                                                                                  Lang LaSalle (real
                                                                                                                  estate management
                                                                                                                  services) and MONY
                                                                                                                     Group (life
                                                                                                                     insurance).

Anne-Lee Verville (Age 57)         Trustee          1998     Author and speaker on educational          81         Chairman of the
359 Stickney Hill Road                                       systems needs (formerly General                     Board of Directors,
Hopkinton, NH  03229                                         Manager, Global Education Industry                   Enesco Group, Inc.
                                                             from 1994 to 1997, and President,                   (designer, importer
                                                             Applications Solutions Division from                 and distributor of
                                                             1991 to 1994, IBM Corporation (global                   giftware and
                                                             education and global applications)).                   collectibles).

INTERESTED TRUSTEES
William E. Mayer* (Age 62)         Trustee          1994     Managing Partner, Park Avenue Equity       83        Lee Enterprises
399 Park Avenue                                              Partners (private equity fund) since                (print and on-line
Suite 3204                                                   February, 1999 (formerly Founding                  media), WR Hambrecht
New York, NY 10022                                           Development Capital LLC from Partner,                + Co. (financial
                                                             November 1996 to February, 1999; Dean               service provider),
                                                             and Professor, College of Business                     First Health
                                                             Business and Management, University of               (healthcare) and
                                                             Maryland from October, 1992 to                        Systech Retail
                                                             November, 1996).                                     Systems (retail
                                                                                                                industry technology
                                                                                                                     provider)

Joseph R. Palombo* (Age 49)        Trustee and      2000     Chief Operating Officer of Columbia        81             None
One Financial Center               Chairman of               Management Group, Inc. (Columbia
Boston, MA 02111                   the Board                 Management Group) since November,
                                                             2001; formerly Chief Operations
                                                             Officer of Mutual Funds, Liberty
                                                             Financial Companies, Inc. from August,
                                                             2000 to November, 2001; Executive Vice
                                                             President of Stein Roe & Farnham
                                                             Incorporated (Stein Roe) since April,
                                                             1999; Executive Vice President and
                                                             Director of the Advisor since April,
                                                             1999; Executive Vice President and
                                                             Chief Administrative Officer of
                                                             Liberty Funds Group, LLC ("LFG") since
                                                             April, 1999; Director of Stein Roe
                                                             since September, 2000; Trustee and
                                                             Chairman of the Board of the Stein Roe
                                                             Mutual Funds since October, 2000;
                                                             Manager of Stein Roe Floating Rate
                                                             Limited Liability Company since
                                                             October, 2000 (formerly Vice President
                                                             of the Liberty Funds from April, 1999
                                                             to August, 2000; Chief Operating
                                                             Officer and Chief Compliance Officer,
                                                             Putnam Mutual Funds from December,
                                                             1993 to March, 1999).

* Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.


                                                Year First
                                  Position      Elected or
         Name, Address          with Liberty   Appointed to                               Principal Occupation(s)
            And Age                Funds          Office                                  During Past Five Years
            -------                -----          ------                                  ----------------------

OFFICERS
Keith T. Banks (Age 46)            President        2001     President of the Liberty Funds since November, 2001; Chief Investment
Columbia Management                                          Officer since December, 2001 and Chief Executive Officer since
Group, Inc.                                                  August, 2000 of Columbia Management Group; President of the Galaxy
590 Madison Avenue, 36th Floor                               Funds since September, 2002 (formerly Managing Director and Head of
Mail Stop NY EH 30636A                                       U.S. Equity, J.P. Morgan Investment Management from November, 1996 to
New York, NY  10022                                          August, 2000).

Vicki L. Benjamin (Age 41)              Chief           2001 Controller of the Liberty Funds, Stein Roe Funds and Liberty All-Star
One Financial Center                 Accounting              Funds since May, 2002; Chief Accounting Officer of the Liberty Funds,
Boston, MA 02111                     Officer and             Stein Roe Funds and Liberty All-Star Funds since June, 2001; Vice
                                     Controller              President of LFG since April, 2001; Controller and Chief Accounting
                                                             Officer of the Galaxy Funds since September, 2002 (formerly Vice
                                                             President, Corporate Audit, State Street Bank and Trust Company from
                                                             May, 1998 to April, 2001; Audit Manager from July, 1994 to June,
                                                             1997; Senior Audit Manager from July, 1997 to May, 1998, Coopers &
                                                             Lybrand, LLP).

J. Kevin Connaughton (Age 38)      Treasurer         2000 Treasurer of the Liberty Funds and of the Liberty All-Star Funds
One Financial Center                                         since December, 2000 (formerly Controller of the Liberty Funds and of
Boston, MA 02111                                             the Liberty All-Star Funds from February, 1998 to October, 2000);
                                                             Treasurer of the Stein Roe Funds since February, 2001 (formerly
                                                             Controller from May, 2000 to February, 2001); Treasurer of the Galaxy
                                                             Funds since September, 2000; Senior Vice President of LFG since
                                                             January, 2001 (formerly Vice President from April, 2000 to January,
                                                             2001; Vice President of the Advisor from February, 1998 to October,
                                                             2000) (formerly Senior Tax Manager, Coopers & Lybrand, LLP from
                                                             April, 1996 to January, 1998).

Jean S. Loewenberg (Age 57)        Secretary         2002 Secretary of the Liberty Funds, Stein Roe Funds and of the Liberty
One Financial Center                                         All-Star Funds since February, 2002; Assistant Secretary of the
Boston, MA 02111                                             Galaxy Funds since September, 2002; General Counsel of Columbia
                                                             Management Group since December, 2001; Senior Vice President and
                                                             Assistant General Counsel, Fleet National Bank since September, 2002
                                                             (formerly Senior Vice President and Group Senior Counsel of Fleet
                                                             National Bank from November, 1996 to September, 2002)..


Code of Ethics

The Fund, the Advisor, and the Distributor have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Role of the Board of Trustees

         The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

Audit Committee

         Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

Governance Committee

         Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilties and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

Trustees of the Liberty Funds.

The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

Trading Oversight Committee

         Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

Share Ownership

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and
(ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.

                                                                  Aggregate
                                                                Dollar Range
                                                                 of Equity
                                                                 Securities
                                                                 Owned in
                                                                 All Funds
                                   Dollar Range                 Overseen by
                                    of Equity                   Trustee in
                                    Securities                    Liberty
                                    Owned in                     Family of
Name of Trustee                     The Fund                       Funds
---------------                     --------                       -----
DISINTERESTED TRUSTEES
Douglas A. Hacker                     $0                        Over $100,000
Janet Langford Kelly                  $0                        Over $100,000
Richard W. Lowry (1)                  $0                        Over $100,000
Salvatore Macera                      $0                      $50,001 - $100,000
Charles R. Nelson              $10,000-$50,000                  Over $100,000
John J. Neuhauser (1)                 $0                        Over $100,000
Thomas E. Stitzel                     $0                      $50,001 - $100,000
Thomas C. Theobald                    $0                        Over $100,000
Anne-Lee Verville                     $0                        Over $100,000

INTERESTED TRUSTEES
William E. Mayer (1)                  $0                      $50,001 - $100,000
Joseph R. Palombo                     $0                         $1 - $10,000

(1) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

                               TRUSTEE POSITIONS

As of December 31, 2001, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

Approving the Investment Advisory Contract

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectus and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectus. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.

The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Fund - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Fund - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Fund - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectus. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other Advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectus), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment Advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

General

         Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

TRUSTEE COMPENSATION

TRUSTEES AND TRUSTEES' FEES
The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2002 and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:

                                                     Total
                                                 Compensation
                                                   From Fund
                                                    and The
                                                 Fund Complex
                                                    Paid To
                               Pension or          Trustees          Aggregate
                               Retirement           For The         Compensation
                                Benefits           Calendar          From Fund
                               Accrued As            Year             For The
                                 Part of             Ended          Fiscal Year
                                  Fund           December 31,          Ended
Trustee                        Expenses(4)          2001(b)        June 30, 2002
-------                        -----------          -------        -------------

John A. Bacon(6)                  N/A              $ 95,000            N/A
Robert J. Birnbaum                N/A                25,300            N/A
Tom Bleasdale(6)                  N/A               103,000(7)           $0
William W. Boyd(6)                N/A                50,000            N/A
Lora S. Collins(6)                N/A                96,000
James E. Grinnell(6)              N/A               100,300
Douglas A. Hacker                 N/A               109,000             765
Janet Langford Kelly              N/A               107,000             749
Richard W. Lowry                  N/A               135,300             768
Salvatore Macera                  N/A               110,000             772
William E. Mayer                  N/A               132,300             798
James L. Moody, Jr.(6)            N/A                91,000
Charles R. Nelson                 N/A               109,000             764
John J. Neuhauser                 N/A               132,510             770
Joseph R. Palombo(8)              N/A                N/A               N/A
Thomas Stitzel                    N/A               109,000             772
Thomas C. Theobald                N/A               112,000             794
Anne-Lee Verville                 N/A               114,000(9)          802(9)

(4) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(5) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios and 1 open-end investment management portfolio (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.
(6) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,400, $50,000, $75,000, $182,000, and $192,000,,
    respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.
(7) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.
(8) Mr. Palombo does not receive compensation because he is an employee and affiliate of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.
(9) During the fiscal year ended June 30, 2002, Ms. Verville deferred $598 of her compensation from the Fund and in the calendar year ended December 31, 2001 deferred her total compensation of $114,000, pursuant to the deferred compensation plan.


                              FINANCIAL STATEMENTS

         Please refer to the June 30, 2002 Financial Statements (statements of assets and liabilities and schedules of investments as of June 30, 2002 and the statements of operations, changes in net assets, financial highlights and notes thereto) and the report of independent auditors contained in the Fund's June 30, 2002 Annual Report. The Financial Statements and the report of independent auditors (but no other material from the Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS

         As of September 30, 2002, the Trustees and Officers of the Trust owned as a group less than 1% of the then outstanding shares of the Fund.

         As of September 30, 2002, the only persons known by the Trust to own of record or "beneficially" 5% or more of the Fund's then outstanding shares within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:


                                                             APPROXIMATE % OF
        NAME AND ADDRESS                                 OUTSTANDING SHARES HELD


   Charles Schwab & Co. Inc.                              2,025,581.7980 (18.5%)
   101 Montgomery Street
   San Francisco, CA 94104

As of record on September 30, 2002, there were 1,386 Class S share record holders of the Fund.


                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein Roe serves as investment adviser to the Fund. Stein Roe also provides administrative and management services to the Fund. Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization know as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor. As of September 30, 2002, Stein Roe managed over $14.8 billion in assets.


         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund and a monthly management fee. The table below shows the annual rates of such fees as a percentage of average net assets, gross fees paid for the three most recent fiscal years, and any expense reimbursements by Stein Roe (dollars in thousands):

--------------------------------------------------------------------------------

                                                   YEAR        YEAR       YEAR
                      CURRENT RATES (AS % OF      ENDED       ENDED       ENDED
        TYPE            AVERAGE NET ASSETS)      6/30/02     6/30/01     6/30/00
--------------------------------------------------------------------------------
Management fee      .450% up to $100 million,
                    .425% next $100 million,
                    .400% thereafter               $675        $643       $644

Administrative fee  .150% up to $100 million,
                    .125% next $100 million,
                    .100% thereafter               $218        $207       $208
--------------------------------------------------------------------------------

         Stein Roe provides office space and executive and other personnel to the Fund and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, brokers' commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which the shares of the Fund are being offered for sale to the public; however, such reimbursement for any fiscal year will not exceed the amount of the fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, from time to time, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursements will enhance the yield of the Fund.

         The management agreement provides that neither Stein Roe nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Fund for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on Stein Roe's part in the performance of its duties or from reckless disregard by Stein Roe of its obligations and duties under that agreement.


         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such a manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT

     Stein Roe is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreements. Under a separate agreement (Outsourcing Agreement), Stein Roe has delegated those functions to State Street Bank and Trust Company (State Street). Stein Roe pays fees to State Street under the Outsourcing Agreement.


     Under its accounting and bookkeeping agreements with the Fund, Stein Roe receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

     o An annual flat fee of $10,000, paid monthly;

     o In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:


          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)


     The Fund reimburses Stein Roe for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.


                                  DISTRIBUTOR


         Shares of the Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of FleetBoston Financial Corporation. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (1) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (2) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

         As agent, the Distributor offers shares of the Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. No sales commission or "12b-1" payment is paid by the Class S shares of the Fund. The Distributor offers the Fund's shares only on a best-efforts basis.


                                 TRANSFER AGENT

         Liberty Funds Services Inc. ("LFSI"), One Financial Center, Boston, MA 02111, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives a fee based on the following:

o An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus


o A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

o The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.


                                   CUSTODIAN


         State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. The Trust has authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Fund may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.


                              INDEPENDENT AUDITORS


         The independent auditors for the Trust is Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116. The independent auditors audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Trust.


                             PORTFOLIO TRANSACTIONS


         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Portfolio securities are purchased both in underwritings and in the over-the-counter market. The Fund pays no commissions on futures transactions or any other transactions during the past three fiscal years. Included in the price paid to an underwriter of a portfolio security is the spread between the price paid by the underwriter to the issuer and the price paid by the purchaser. Purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker or dealer on a net basis, without any brokerage commission being paid by the Fund, but do reflect the spread between the bid and asked prices. Stein Roe may also transact purchases of portfolio securities directly with the issuers.


         Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.


The Advisor may use the services of Quick & Reilly, Inc., Robertson Stephens, Inc. or Fleet Securities, Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.


         CONSISTENT WITH THE CONTRACT RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTING AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF THE FUND AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the brokers-dealer.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

o Fundamental Industry Analysis--industry-specific fundamental investment research.

o Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


         The Board of Trustees of the Trust have reviewed the legal aspects and the practicability of attempting to recapture underwriting discounts or selling concessions included in prices paid by the Fund for purchases of Municipal Securities in underwritten offerings. The Fund attempts to recapture selling concessions on purchases during underwritten offerings; however, the Adviser will not be able to negotiate discounts from the fixed offering price for those issues for which there is a strong demand, and will not allow the failure to obtain a discount to prejudice its ability to purchase an issue. The Board periodically reviews efforts to recapture concessions and whether it is in the best interests of the Fund to continue to attempt to recapture underwriting discounts or selling concessions.


                      ADDITIONAL INCOME TAX CONSIDERATIONS


         The Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         The Fund intends to distribute substantially all of its income, tax-exempt and taxable, including any net realized capital gains, and thereby be relieved of any federal income tax liability to the extent of such distributions. The Fund intends to retain for its shareholders the tax-exempt status with respect to tax-exempt income received by the Fund. The distributions will be designated as "exempt-interest dividends," taxable ordinary income, and capital gains. The Fund may also invest in Municipal Securities the interest on which is subject to the federal alternative minimum tax. The source of exempt-interest dividends on a state-by-state basis and the federal income tax status of all distributions will be reported to shareholders annually. Such report will allocate income dividends between tax-exempt, taxable income, and alternative minimum taxable income in approximately the same proportions as that Fund's total income during the year. Accordingly, income derived from each of these sources by a Fund may vary substantially in any particular distribution period from the allocation reported to shareholders annually. The proportion of such dividends that constitutes taxable income will depend on the relative amounts of assets invested in taxable securities, the yield relationships between taxable and tax-exempt securities, and the period of time for which such securities are held. The Fund may, under certain circumstances, temporarily invest its assets so that less than 80% of gross income during such temporary period will be exempt from federal income taxes. (See Investment Policies.)


         Because capital gains distributions reduce net asset value, if a shareholder purchases shares shortly before a record date he will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


         Because the taxable portion of the Fund's investment income consists primarily of interest, none of its dividends, whether or not treated as "exempt-interest dividends," will qualify under the Internal Revenue Code for the dividends received deduction available to corporations.


         Interest on indebtedness incurred or continued by shareholders to purchase or carry shares of a Fund is not deductible for federal income tax purposes. Under rules applied by the Internal Revenue Service to determine whether borrowed funds are used for the purpose of purchasing or carrying particular assets, the purchase of shares may, depending upon the circumstances, be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares.

         If you redeem at a loss shares of a Fund held for six months or less, that loss will not be recognized for federal income tax purposes to the extent of exempt-interest dividends you have received with respect to those shares. If any such loss exceeds the amount of the exempt-interest dividends you received, that excess loss will be treated as a long-term capital loss to the extent you receive any long-term capital gain distribution with respect to those shares.

         Persons who are "substantial users" (or persons related thereto) of facilities financed by industrial development bonds should consult their own tax advisors before purchasing shares. Such persons may find investment in the Fund unsuitable for tax reasons. Corporate investors may also wish to consult their own tax advisors before purchasing shares. In addition, certain property and casualty insurance companies, financial institutions, and United States branches of foreign corporations may be adversely affected by the tax treatment of the interest on Municipal Securities.

                             INVESTMENT PERFORMANCE



         The Fund may quote yield figures from time to time. The "Yield" of a Fund is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The Yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. A "Tax-Equivalent Yield" is computed by dividing the portion of the Yield that is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Yield that is not tax-exempt.



         The Yield formula is as follows: YIELD = 2[((a-b/cd) +1)6 - 1].

         Where: a  =  Dividends and interest earned during the period. (For this purpose, the Fund will recalculate the yield to maturity based on market value of each portfolio security on each business day on which net asset value is calculated.)
                b  =  Expenses accrued for the period (net of reimbursements).
                c  =  The average daily number of shares outstanding during the period that were entitled to receive dividends.
                d  =  The ending net asset value of the Fund for the period.


         The Yields of the Fund for the 30-day period ended June 30, 2002, were:

                         Yield = 3.63%
                         Tax-Equivalent Yield =5.91 %
                         (assuming 38.6% tax rate)

         The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value. The Fund may also quote tax-equivalent total return figures or other tax-equivalent measures of performance.


         Average Annual Total Return is computed as follows: ERV = P(1+T)n

Where:      P    =   a hypothetical initial payment of $1,000.
            T    =   average annual total return.
            N    =   number of years.
            ERV  =   ending redeemable value of a hypothetical $1,000
                     payment made at the beginning of the period at the end of the period (or fractional portion).


         For example, for a $1,000 investment in the Fund, the "Average Annual Total Return" at June 30, 2002, were:

                                                    Class S Shares(%)

                                       1 years        5 years         10 years
                                       -------        -------         --------

Return before taxes                      6.04           5.33           5.76
Return after taxes on distributions      5.83           5.23           5.60
Return after taxes on distributions
and sale of the Fund shares              5.66           5.21           5.55


         *Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details.


         Investment performance figures assume reinvestment of all dividends and distributions, and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         The Fund may note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines that might mention the Fund include, but are not limited to, the following:

Architectural Digest                    Arizona Republic                 Atlanta Constitution
Atlantic Monthly                        Associated Press                 Barron's
Bloomberg                               Boston Globe                     Boston Herald
Business Week                           Chicago Tribune                  Chicago Sun-Times
Cleveland Plain Dealer                  CNBC                             CNN
Crain's Chicago Business                Consumer Reports                 Consumer Digest
Dow Jones Investment Advisor            Dow Jones Newswire               Fee Advisor
Financial Planning                      Financial World                  Forbes
Fortune                                 Fund Action                      Fund Marketing Alert
Gourmet                                 Individual Investor              Investment Dealers' Digest
Investment News                         Investor's Business Daily        Kiplinger's Personal Finance
                                                                         Magazine
Knight-Ridder                           Lipper Analytical Services       Los Angeles Times
Louis Rukeyser's Wall Street            Money                            Money on Line
Morningstar                             Mutual Fund Market News          Mutual Fund News Service
Mutual Funds Magazine                   Newsday                          Newsweek
New York Daily News                     The New York Times               No-Load Fund Investor
Pension World                           Pensions and Investment          Personal Investor
Physicians Financial News               Jane Bryant Quinn (syndicated    Reuters
                                        column)
The San Francisco Chronicle             Securities Industry Daily        Smart Money
Smithsonian                             Strategic Insight                Street.com
Time                                    Travel & Leisure                 USA Today
U.S. News & World Report                Value Line                       The Wall Street Journal
The Washington Post                     Working Women                    Worth
Your Money

         In advertising and sales literature, a Fund may compare its yield and performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate.

         The Fund may compare its performance to the Consumer Price Index (All Urban), a widely-recognized measure of inflation.

         The Fund may compare performance to the benchmarks indicated below:


                Lehman Brothers 10-Year Municipal Bond Index
                Lehman Brothers 7-Year Municipal Bond Index
                Lipper Intermediate (5-10 year) Municipal Bond Funds Average Lipper Municipal Bond Fund Average
                Morningstar Municipal Bond (General) Funds Average Morningstar Long-Term Tax-Exempt Fund Average

         The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by those services or category averages and rankings provided by another independent service. Should these services reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or rank with those of other funds in the newly-assigned category (or the average of such category) as published by the service.

         In advertising and sales literature, a Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of its monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Investors may desire to compare a Fund's performance to that of various bank products. A Fund may compare its tax-equivalent yield to the average rates of bank and thrift institution certificates of deposit. The rates published weekly by the BANK RATE MONITOR(C), a North Palm Beach (Florida) financial reporting service, in its BANK RATE MONITOR(C) National Index are averages of the personal account rates offered on the Wednesday prior to the date of publication by one hundred leading banks and thrift institutions in the top ten Consolidated Standard Metropolitan Statistical Areas. Bank account minimums range upward from $2,500 in each institution and compounding methods vary. Rates are subject to change at any time specified by the institution. A Fund's net asset value and investment return will vary. Bank account deposits may be insured; Fund accounts are not insured. Bank certificates of deposit may offer fixed or variable rates for a set term. Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Fund are redeemable at the next determined net asset value after a request is received, without charge.


         The Fund may also compare its respective tax-equivalent yields to the average rate for the taxable fund category of the aforementioned services.


         Of course, past performance is not indicative of future results.

         To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                    Common stocks
                                    Small company stock
                                    Long-term corporate bonds
                                    Long-term government bonds
                                    Intermediate-term government bonds
                                    U.S. Treasury bills
                                    Consumer Price Index


         The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax-exempt investing on a hypothetical investment. Tax-exempt income, however, may be subject to state and local taxes and the federal alternative minimum tax. Marginal tax brackets are based on 1993 federal tax rates and are subject to change. "Joint Return" is based on two exemptions and "Single return" is based on one exemption. The results would differ for different numbers of exemptions.

                                             TAX-EQUIVALENT YIELDS
                                                                         A taxable investment must yield the
              Taxable Income (thousands)                  Marginal   following to equal a tax-exempt yield of:
-------------------------------------------------------     Tax      -----------------------------------------
        Joint Return               Single Return          Bracket      4%      5%     6%      7%       8%
-------------------------------------------------------   -------    -----------------------------------------
    $0.0       -     36.9         $0.0   -     22.1        15%         4.71    5.88   7.06     8.24    9.41
   $36.9       -     89.2        $22.1   -     53.5        28%         5.56    6.94   8.33     9.72   11.11
   $89.2       -    140.0        $53.5   -    115.0        31%         5.80    7.25   8.70    10.14   11.59
  $140.0       -    250.0       $115.0   -    250.0        36%         6.25    7.81   9.38    10.94   12.50
  $250.0+                       $250.0+                    39.6%       6.62    8.28   9.93    11.59   13.25

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


         From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM and asset allocation and other investment strategies.


                                    GLOSSARY

IN-THE-MONEY. A call option on a futures contract is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option on a futures contract is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.


ISSUER. For purposes of diversification under the Investment Company Act of 1940, identification of the issuer (or issuers) of a Municipal Security depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision would be regarded as the sole issuer. Similarly, if the obligation is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be deemed to be the sole issuer. In addition, if the bond is backed by the full faith and credit of the U.S. Government, agencies or instrumentalities of the U.S. Government or U.S. Government Securities, the U.S. Government or the appropriate agency or instrumentality would be deemed to be the sole issuer, and would not be subject to the 5% limitation applicable to investments in a single issuer as described in restriction number (i) under Investment Restrictions in this SAI. If, in any case, the creating municipal government or another entity guarantees an obligation or issues a letter of credit to secure the obligation, the guarantee (or letter of credit) would be considered a separate security issued by such government or entity and would be separately valued and included in the issuer limitation. Guarantees and letters of credit described in this paragraph from banks whose credit is acceptable to the Fund are not restricted in amount by the restriction against investing more than 25% of their total assets in securities of non-governmental issuers whose principal business activities are in the same industry.


MAJORITY OF THE OUTSTANDING VOTING SECURITIES. As used in this SAI, this term means the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.

MUNICIPAL SECURITIES. Municipal Securities are debt obligations issued by or on behalf of the governments of states, territories or possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest on which is generally exempt from the regular federal income tax.

         The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. "General obligation" bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. "Revenue" bonds are usually payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Industrial development bonds are usually revenue bonds, the credit quality of which is normally directly related to the credit standing of the industrial user involved. Municipal Securities may bear either fixed or variable rates of interest. Variable rate securities bear rates of interest that are adjusted periodically according to formulae intended to minimize fluctuation in values of the instruments.


         Within the principal classifications of Municipal Securities, there are various types of instruments, including municipal bonds, municipal notes, municipal leases, custodial receipts, and participation certificates. Municipal notes include tax, revenue, and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Municipal lease securities, and participation certificates therein, evidence certain types of interests in lease or installment purchases contract obligations of a municipal authority or other entity. Custodial receipts represent ownership in future interest or principal payments (or both) on certain Municipal Securities and are underwritten by securities dealers or banks. Some Municipal Securities may not be backed by the faith, credit, and taxing power of the issuer and may involve "non-appropriation" clauses which provide that the municipal authority is not obligated to make lease or other contractual payments, unless specific annual appropriations are made by the municipality. The Fund may invest more than 5% of its net assets in municipal bonds and notes, but does not expect to invest more than 5% of its net assets in the Municipal Securities described in this paragraph.


         Some Municipal Securities are backed by (i) the full faith and credit of the U.S. Government, (ii) agencies or instrumentalities of the U.S. Government, or (iii) U.S. Government Securities.

REPURCHASE AGREEMENT. A repurchase agreement involves the sale of securities to the Fund, with the concurrent agreement of the seller to repurchase the securities at the same price plus an amount equal to an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights.

REVERSE REPURCHASE AGREEMENT. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price.

VARIABLE RATE DEMAND SECURITY. This type of security is a Variable Rate Security (as defined in the Prospectus under Municipal Securities) which has a demand feature entitling the purchaser to resell the security to the issuer of the demand feature at an amount approximately equal to amortized cost or the principal amount thereof, which may be more or less than the price the Fund paid for it. The interest rate on a Variable Rate Demand Security also varies either according to some objective standard, such as an index of short-term tax-exempt rates, or according to rates set by or on behalf of the issuer.

                               APPENDIX--RATINGS

RATINGS IN GENERAL. A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of Municipal Securities should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. Stein Roe, through independent analysis, attempts to discern variations in credit ratings of the published services, and to anticipate changes in credit ratings. The following is a description of the characteristics of certain ratings used by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), and Fitch IBCA.


                            STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

R This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                   MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                     STEIN ROE INTERMEDIATE MUNICIPALS FUND
                                  Class A, B, C
                Series of Liberty-Stein Roe Funds Municipal Trust
                       Statement of Additional Information

                                November 1, 2002

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Stein Roe Intermediate Municipals Fund, Class A, B, C. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Class A, B and C Prospectus of the Fund dated November 1, 2002. This SAI should be read together with the Fund's Prospectus and most recent Annual Report dated June 30, 2002. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2002 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS
           PART 1                                                  PAGE
           Definitions                                              b
           Organization and History                                 b

           Investment Goals and Policies of the Fund                b

           Fundamental Investment Policies of the Fund              b
           Other Investment Policies of the Fund                    c
           Fund Charges and Expenses                                d
           Investment Performance                                   i
           Custodian of the Fund                                    i
           Independent Auditors of the Fund                         i

           PART 2                                                  PAGE
           Miscellaneous Investment Practices                       1
           Taxes                                                    17
           Management of the Funds                                  20
           Determination of Net Asset Value                         26
           How to Buy Shares                                        26
           Special Purchase Programs/Investor Services              27
           Programs for Reducing or Eliminating Sale Charges        28
           How to Sell Shares                                       30
           Distributions                                            32
           How to Exchange Shares                                   32
           Suspension of Redemptions                                33
           Shareholder Liability                                    33
           Shareholder Meetings                                     33
           Performance Measures                                     34
           Appendix I                                               37
           Appendix II                                              42


770-01/384L-1002

PART 1

STATEMENT OF ADDITIONAL INFORMATION
NOVEMBER 1, 2002

DEFINITIONS
           "Fund"     Stein Roe Intermediate Municipals Fund,  Class A, B, C
           "Trust"    Liberty-Stein Roe Funds Municipal Trust

           "Advisor"  Stein Roe & Farnham, Incorporated, the Fund's investment advisor

           "LFD"      Liberty Funds Distributor, Inc., the Fund's distributor
           "LFS"      Liberty Funds Services, Inc., the Fund's shareholder
                      services and transfer agent
ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. The Fund is an open end investment management company that is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

The Fund offers four classes of shares - Classes A, B, C and S. Prior to November 1, 2000, the Fund had a single class of shares. On that date, the outstanding shares of the Fund were converted into Class S, and the Fund commenced offering Classes A, B and C shares. The Fund did not have separate classes prior to that date. This SAI describes the Class A, B and C shares of the Fund. A separate SAI relates to Class S.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


INVESTMENT GOAL AND POLICIES

The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

           Derivatives
           Medium- and Lower Rated Debt Securities
           Short Sales

           Forward Commitments ("When Issued"  and "Delayed Delivery"
           Securities),

           Repurchase Agreements
           Line of Credit
           Futures Contracts and Related Options (Limited to interest rate futures, tax-exempt bond index futures, options on such futures and options on such indices)
           Options on Securities
           Participation Interests
           Stand-by Commitments
           Zero Coupon Securities (Zeros)
           Tender Option Bonds
           Pay-In-Kind (PIK) Securities
           Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUND

The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.


The Fund may not:

     (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets];

     (ii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and the Fund provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;


     (iii) borrow except from banks, other affiliated funds and other entities to the extent permitted by the 1940 Act.


     (iv) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

     (v) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;


     (vi) issue any senior security except to the extent permitted under the 1940 Act;


     (vii) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

     (viii) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

OTHER INVESTMENT POLICIES OF THE FUND

     As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

     (a) own more than 10% of the outstanding voting securities of an issuer;

     (b) invest in companies for the purpose of exercising control or management;


     (c) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

     (d) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

     (e) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

     (f) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

     (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

     (h) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

     (i) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

     (j) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors, or trustees of the Trust or of its investment adviser.


FUND CHARGES AND EXPENSES

Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on the Fund's combined average daily net assets of the Fund, determined at the close of each business day during the month at the following annual rates:
0.450% up to $100 million, 0.425% next $100 million and 0.400% thereafter. Under a separate agreement, the Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates: 0.150% up to $100 million, 0.125 next $100 million and 0.100% thereafter.

The Fund pays a shareholders' servicing and transfer agency fee to LFS as follows:


An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus The Fund's allocated share of LFS's out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.


The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

     Under its accounting and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:


An annual flat fee of $10,000, paid monthly; In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

[(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

     The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

RECENT FEES PAID TO THE ADVISOR (dollars in thousands)

                                           Year ended June 30,
                           2002                 2001                  2000
                           ----                 ----                  ----

Management Fees            $675                 $643                  $644
Administrative Fees         218                  207                   208
Shareholder Services and
 Transfer Agency Fees       192                  217                   215

BROKERAGE COMMISSIONS (dollars in thousands)
                                                       Year Ended
                                                      June 30, 2002


Total commissions                                          $473
Directed transactions*                                       0
Commissions on directed transactions                         0
Commissions paid to AlphaTrade Inc.                          0

*See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.


Trustees and Trustees' Fees The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2002 and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:


-------------------------------------------------------------------------------

                                                     Total
                                                 Compensation
                                                   From Fund
                                                    and The
                                                 Fund Complex
                                                    Paid To
                               Pension or          Trustees          Aggregate
                               Retirement           For The         Compensation
                                Benefits           Calendar          From Fund
                               Accrued As            Year             For The
                                 Part of             Ended          Fiscal Year
                                  Fund           December 31,          Ended
Trustee                        Expenses(i)          2001(i)        June 30, 2002
-------                        -----------          -------        -------------

John A. Bacon(k)                  N/A              $95,000              N/A
Robert J. Birnbaum                N/A              25,300               N/A
Tom Bleasdale(k)                  N/A              103,000(l)           $0
William W. Boyd(k)                N/A              50,000               N/A
Lora S. Collins(k)                N/A              96,000               0
James E. Grinnell(k)              N/A              100,300              0
Douglas A. Hacker                 N/A              109,000              5,471
Janet Langford Kelly              N/A              107,000              5,366
Richard W. Lowry                  N/A              135,300              5,492
Salvatore Macera                  N/A              110,000              5,522
William E. Mayer                  N/A              132,300              5,708
James L. Moody, Jr.(k)            N/A              91,000               0
Charles R. Nelson                 N/A              109,000              5,471
John J. Neuhauser                 N/A              132,510              5,506
Joseph R. Palombo(m)              N/A              N/A                  N/A
Thomas Stitzel                    N/A              109,000              5,520
Thomas C. Theobald                N/A              112,000              5,678
Anne-Lee Verville                 N/A              114,000(n)           5,730(n)

(i) The Fund does not currently provide pension or retirement plan benefits to the Trustees.

(j) As of December 31, 2001, the Liberty family of funds (Liberty
Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and
$192,000, respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.

Mr. Palombo does not receive compensation because he is an employee and affiliate of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

(n) During the fiscal year ended June 30, 2002, Ms. Verville deferred $598 of her compensation from the Fund and in the calendar year ended December 31, 2001 deferred her total compensation of $114,000, pursuant to the deferred compensation plan.

Role of the Board of Trustees

     The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

Audit Committee

     Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

Governance Committee

     Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

Advisory Fees & Expenses Committee

     Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

Trading Oversight Committee

     Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

Share Ownership

     The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and
(ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.




                                                                  Aggregate
                                                                Dollar Range
                                                                 of Equity
                                                                 Securities
                                                                 Owned in
                                                                 All Funds
                                   Dollar Range                 Overseen by
                                    of Equity                   Trustee in
                                    Securities                    Liberty
                                    Owned in                     Family of
Name of Trustee                     The Fund                       Funds
---------------                     --------                       -----

DISINTERESTED TRUSTEES
Douglas A. Hacker                      None                   Over $100,000
Janet Langford Kelly                   None                   Over $100,000
Richard W. Lowry (1)                   None                   Over $100,000
Salvatore Macera                       None                   $50,001 - $100,000
Charles R. Nelson               $10,001 - $50,000             Over $100,000
John J. Neuhauser (1)                  None                   Over $100,000
Thomas E. Stitzel                      None                   $50,001 - $100,000
Thomas C. Theobald                     None                   Over $100,000
Anne-Lee Verville                      None                   Over $100,000

Interested Trustees
WILLIAM E. MAYER (1)                   None                   $50,001 - $100,000
JOSEPH R. PALOMBO                      None                   $1 - $10,000

     (1) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

Ownership of the Fund

     At September 30, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

     As of record on September 30, 2002, the following record holders owned 5% or more of the then outstanding shares of the Fund:

CLASS A SHARES
Elsie P. Viles
P.O. Box 319
Augusta, ME 04332-0319               20,734.0980 Shares, (6.73%)

As of record on September 30, 2002, there were 1,386 Class S record holders of the Fund.

SALES CHARGES (dollars in thousands)                   YEAR ENDED JUNE 30, 2002
                                                            CLASS A SHARES

Aggregate initial sales charges on Fund share sales                 *
Initial sales charges retained by LFD                             $ 0
Aggregate contingent deferred sales charges (CDSC) on             $ 0

                                                            CLASS B SHARES

Aggregate CDSC on Fund redemptions                                $257

                                                            CLASS C SHARES
Aggregate CDSC on Fund redemptions                                $  0

*Rounds to less than one.

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES
The Fund offers four classes of shares - Class A, Class B, Class C and Class S. Class S shares are offered through a separate prospectus. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan
(Plan) pursuant to Rule 12b-1 under the Act for each Class except Class S. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.20% of net assets attributed to each Class of shares. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.65% of average daily net assets attributed to Class B and Class C shares. LFD has voluntarily agreed to waive a portion of the Class C shares distribution fee so that it does not exceed 0.20% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase. The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

Sales-related expenses (dollars in thousands) of LFD relating to the Fund were:

                                              Year ended June 30, 2002
                                         Class A         Class B        Class C
Fees to FSFs                               $11             $7             *
Cost of sales material relating to the Fund  5              3             *
Allocated travel, entertainment and other    *              *             *

*  Rounds to less than one.



INVESTMENT PERFORMANCE

The following 30-day yields for the month ended June 30, 2002, were (m):

                             Yield              Tax-Equivalent Yield
Class A                      3.65%                     5.94%
Class B                      3.12%                     5.08%
Class C                      3.57%                     5.81%

(m) Assuming a 38.6% tax rate.

The Fund's average annual total returns at June 30, 2002, were(m)(n):


                                                      Class A shares
                                          1 years         5 years      10 years
With Sales Charge                          0.77           4.25          5.22
Return After Taxes on Distributions        0.58           4.16          5.06
Return After Taxes on Distributions
 and Sale of fund shares                   2.25           4.30          5.07
Without Sales Charge                       5.83           5.28          5.74
Return After Taxes on Distributions        5.62           5.18          5.57
Return After Taxes on Distributions
 and Sale of fund shares                   5.45           5.16          5.52

                                                      Class B shares
                                          1 years         5 years      10 years
With Sales Charge                          0.14           4.75          5.64
Return After Taxes on Distributions       -0.06           4.65          5.47
Return After Taxes on Distributions
 and Sale of fund shares                   1.69           4.70          5.42
Without Sales Charge                       5.14           5.08          5.64
Return After Taxes on Distribution         4.94           4.98          5.47
Return After Taxes on Distributions
 and Sale of fund shares                   4.76           4.97          5.42

                                                      Class C shares
                                         1 years          5 years      10 years
With Sales Charge                          4.61           5.22          5.71
Return After Taxes on Distributions        4.41           5.12          5.54
Return After Taxes on Distributions
 and Sale of fund shares                   4.62           5.10          5.49
Without Sales Charge                       5.61           5.22          5.71
Return After Taxes on Distributions        5.41           5.12          5.54
Return After Taxes on Distributions
 and Sale of fund shares                   5.24           5.10          5.49

(m) Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See Prospectus for details. (n) Class A, B and C are newer classes of shares. Their performance information includes returns of the Fund's Class S shares (the oldest existing fund class) for periods prior to their inception. Class A, B and C shares were initially offered on January 26, 2001.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN OF THE FUND

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the custodian for the Trust. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT AUDITORS OF THE FUND

Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA, 02116, are the independent auditors for the Fund. The auditors provide audit services, assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

                         LIBERTY MANAGED MUNICIPALS FUND
                  (FORMERLY STEIN ROE MANAGED MUNICIPALS FUND)
               A SERIES OF LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2002


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of the Fund. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Fund dated November 1, 2002. This SAI should be read together with the Fund's Prospectuses and most recent Annual Report dated June 30, 2002. Investors may obtain a free copy of the Prospectuses and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Auditors appearing in the Fund's June 30, 2002 Annual Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS
          PART 1                                                        PAGE
          Definitions                                                     b
          Organization and History                                        b
          Investment Goals and Policies                                   b
          Fundamental Investment Policies                                 b
          Other Investment Policies                                       c
          Fund Charges and Expenses                                       d
          Investment Performance                                          i
          Custodian of the Fund                                           j
          Independent Auditors of the Fund                                j

          PART 2                                                        PAGE
          Miscellaneous Investment Practices                              1
          Taxes                                                          16
          Management of the Fund                                         19
          Determination of Net Asset Value                               24
          How to Buy Shares                                              25
          Special Purchase Programs/Investor Services                    25
          Programs for Reducing or Eliminating Sale Charges              26
          How to Sell Shares                                             29
          Distributions                                                  30
          How to Exchange Shares                                         30
          Suspension of Redemptions                                      31
          Shareholder Liability                                          31
          Shareholder Meetings                                           31
          Performance Measures                                           31
          Appendix I                                                     34
          Appendix II                                                    39

757-16/494L-1002

                         LIBERTY MANAGED MUNICPALS FUND
                                     Part 1
                       STATEMENT OF ADDITIONAL INFORMATION
                                NOVEMBER 1, 2002
DEFINITIONS
  "Fund"       Liberty Managed Municipals Fund
  "Trust"      Liberty-Stein Roe Funds Municipal Trust
  "Advisor"    Stein Roe & Farnham, Incorporated, the Fund's investment advisor
  "LFD"        Liberty Funds Distributor, Inc., the Fund's distributor
  "LFS"        Liberty Funds Services, Inc., the Fund's shareholder services and transfer agent.

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1987. The Fund is an open-end management investment company that is a diversified series of the Trust and represents the entire interest in a separate series of the Trust. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Municipal Trust" to "Liberty-Stein Roe Funds Municipal Trust" on October 18, 1999.

The Fund offers four classes of shares - Classes A, B, C and Z. Prior to November 1, 2001, the Fund had a single class of shares. On November 1, 2002, the Fund added Class A, Class B and Class C shares. On July 15, 2002, the Fund changed its name from "Stein Roe Managed Municipals Fund" to it's current name. Also, on July 29, 2002, the Fund's Class S shares were redesignated as Class Z shares.


The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.


INVESTMENT OBJECTIVE AND POLICIES
The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

Taxable Securities
AMT Securities
Private Placements
Rule 144A Securities
Standby Commitments
Participation Interests
When-Issued and Delayed-Delivery Securities; Forward Commitments
Short Sales Against the Box
Repurchase Agreements
Borrowings; Reverse Repurchase Agreements
Rated Securities
Zero Coupon Bonds
Tender Option Bonds; Trust Receipts
Interfund Borrowing and Lending Program
Portfolio Turnover
Options
Futures Contracts and Options on Futures Contracts
Limitations on Options and Futures
Taxation of Options and Futures


Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES The Investment Company Act of 1940, as amended (1940 Act), provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.

The Fund may not:


         (i) invest in a security if, with respect to 75% of its assets, as a result of such investment, more than 5% of its total assets (taken at market value at the time of investment) would be invested in the securities of any one issuer (for this purpose, the issuer(s) of a security being deemed to be only the entity or entities whose assets or revenues are subject to the principal and interest obligations of the security), other than obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund [however, in the case of a guarantor of securities (including an issuer of a letter of credit), the value of the guarantee (or letter of credit) may be excluded from this computation if the aggregate value of securities owned by it and guaranteed by such guarantor (plus any other investments in securities issued by the guarantor) does not exceed 10% of its total assets


         (ii) make loans, although it may (a) participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets; (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (iii) borrow except from banks, other affiliated funds and other entities to the extent permitted by the Investment Company Act of 1940;

         (iv) invest more than 25% of its total assets (taken at market value at the time of each investment) in securities of non-governmental issuers whose principal business activities are in the same industry,except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (v) purchase or sell commodities or commodities contracts or oil, gas, or mineral programs, except that it may enter into futures and options transactions;

         (vi) issue any senior security except to the extent permitted under the Investment Company Act of 1940;

         (vii) purchase or sell real estate (other than Municipal Securities or money market securities secured by real estate or interests therein or such securities issued by companies which invest in real estate or interests therein); or

         (viii) act as an underwriter of securities, except that it may participate as part of a group in bidding, or bid alone, for the purchase of Municipal Securities directly from an issuer for its own portfolio.

OTHER INVESTMENT POLICIES As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:


         (a) own more than 10% of the outstanding voting securities of an issuer;

         (b) invest in companies for the purpose of exercising control or management;


         (c) sell securities short unless (1) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or
(2) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that it may purchase standby commitments and securities subject to a demand feature entitling it to require sellers of securities to the Fund to repurchase them upon demand by the Fund and that transactions in options, futures, and options on futures are not treated as short sales;

         (d) invest more than 10% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days;

         (e) invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (f) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities (this restriction does not apply to securities purchased on a when-issued or delayed-delivery basis or to reverse repurchase agreements), but it may make margin deposits in connection with futures and options transactions;

         (i) mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it except (a) as may be necessary in connection with borrowings mentioned in (iv) above, and (b) it may enter into futures and options transactions;

         (j) purchase any securities other than those described under Investment Policies - Managed Municipals Fund and under Portfolio Investment Strategies;

         (k) purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers, directors or trustees of the Trust or of its investment adviser.


FUND CHARGES AND EXPENSES Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average daily net assets of the Fund, determined at the close of each business day during the month at the following annual rates: 0.450% up to $100 million, 0.425% next $100 million and 0.400% of the next $800 million and 0.375% thereafter. Under a separate agreement, the Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates: 0.150% up to $100 million, 0.125 next $100 million and 0.100% of the next $800 million and 0.075% thereafter.

The Fund pays a shareholders' servicing and transfer agency fee to LFS as follows:

o An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

o A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

o A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

o The Fund's allocated share of LFS's out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

The Advisor is responsible for providing accounting and bookkeeping services to the Fund pursuant to an accounting and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the Outsourcing Agreement.

         Under its accounting and bookkeeping agreement with the Fund, the Advisor receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

o        An annual flat fee of $10,000, paid monthly; and

o In any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement)] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)


The Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

RECENT FEES PAID TO THE ADVISOR LFD AND LFS (dollars in thousands)

                                                        Classs Z shares
                                                      Year ended June 30,
                                                      -------------------
                                                 2002         2001         2000
                                                 ----         ----         ----
Management fees (a)                             $1,886       $1,930       $1,923
Administrative fees                                528          538          563
Shareholder services and transfer agency fees      627          699          716

BROKERAGE COMMISSIONS (dollars in thousands)

                                                      YEAR ENDED JUNE 30,
                                                 2002         2001         2000
                                                 ----         ----         ----
Total commissions                                 $0           $0           $0
Directed transactions (a)                          0            0            0
Commissions on directed transactions (a)           0            0            0
Commissions paid to AlphaTrade Inc.                0            0            0

(a) See "Management of the Funds - Portfolio Transactions - Brokerage and research services" in Part 2 of this SAI.


TRUSTEES AND TRUSTEES' FEES
The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended June 30, 2002 and the calendar year ended December 31, 2001, the Trustees received the following compensation for serving as Trustees:

                                   Pension or        Total Compensation From Fund and     Aggregate Compensation
                              Retirement Benefits    The Fund Complex Paid To Trustees   From Fund For The Fiscal
                               Accrued As Part of       For The Calendar Year Ended             Year Ended
Trustee                         Fund Expenses(i)           December 31, 2001(j)                June 30, 2002
                              --------------------- ------------------------------------ --------------------------
John A. Bacon(k)                      N/A                        $95,000                            N/A
Robert J. Birnbaum                    N/A                         25,300                            N/A
Tom Bleasdale(k)                      N/A                        103,000(l)                            $0
William W. Boyd(k)                    N/A                         50,000                            N/A
Lora S. Collins(k)                    N/A                         96,000                                0
James E. Grinnell(k)                  N/A                        100,300                                0
Douglas A. Hacker                     N/A                        109,000                            1,610
Janet Langford Kelly                  N/A                        107,000                            1,578
Richard W. Lowry                      N/A                        135,300                            1,617
Salvatore Macera                      N/A                        110,000                            1,625
William E. Mayer                      N/A                        132,300                            1,680
James L. Moody, Jr.(k)                N/A                         91,000                                0
Charles R. Nelson                     N/A                        109,000                            1,610
John J. Neuhauser                     N/A                        132,510                            1,618
Joseph R. Palombo(m)                  N/A                           N/A                             N/A
Thomas Stitzel                        N/A                        109,000                            1,624
Thomas C. Theobald                    N/A                        112,000                            1,672
Anne-Lee Verville                     N/A                        114,000(n)                         1,688(n)


(i) The Fund does not currently provide pension or retirement plan benefits to the Trustees.
(j) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 53 open-end and 9 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.
(k) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.
(l) During the calendar year ended December 31, 2001, Mr. Bleasdale deferred his total compensation of $103,000 pursuant to the deferred compensation plan.
(m) Mr. Palombo does not receive compensation because he is an employee and affiliate of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.
(n) During the fiscal year ended June 30, 2002, Ms. Verville deferred $1,260 of her compensation from the Fund and in the calendar year ended December 31, 2001 deferred her total compensation of $114,000, pursuant to the deferred compensation plan.


Role of the Board of Trustees

         The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

Audit Committee

         Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended June 30, 2002, the Audit Committee convened five times.

Governance Committee

         Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended June 30, 2002, the Governance Committee convened two times.

Advisory Fees & Expenses Committee

         Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees and Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees and Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended June 30, 2002, the Advisory Fees and Expenses Committee convened four times.

Trading Oversight Committee

         Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended June 30, 2002, the Trading Oversight Committee convened two times.

Share Ownership

         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2001 (i) in the Fund and
(ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.

                                                                        Aggregate Dollar Range of Equity
                                      Dollar Range of Equity       Securities Owned in All Funds Overseen by
        Name of Trustee            Securities Owned in The Fund        Trustee in Liberty Family of Funds
        ---------------            ----------------------------        ----------------------------------

DISINTERESTED TRUSTEES
Douglas A. Hacker                              None                              Over $100,000
Janet Langford Kelly                           None                              Over $100,000
Richard W. Lowry (1)                           None                              Over $100,000
Salvatore Macera                               None                            $50,001 - $100,000
Charles R. Nelson                              None                              Over $100,000
John J. Neuhauser (1)                          None                              Over $100,000
Thomas E. Stitzel                              None                            $50,001 - $100,000
Thomas C. Theobald                             None                              Over $100,000
Anne-Lee Verville                              None                              Over $100,000

INTERESTED TRUSTEES
William E. Mayer (1)                     $10,001-$50,000                       $50,001 - $100,000
Joseph R. Palombo                              None                               $1 - $10,000

(1) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUND                         Class Z Shares
---------------------

         As of September 30, 2002, the Trustees and Officers of the Trust owned as a group less than 5% of the then outstanding shares of each Fund.

         As of September 30, 2002, no persons known by the Trust to own of record or "beneficially" 5% or more of the Funds' then outstanding shares within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934.

As of record on September 30, 2002, there were 5,559 Class Z record holders of the Fund:

12B-1 PLAN, CDSCS AND CONVERSION OF SHARES
The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 plan (Plan) pursuant to Rule 12b-1 under the Act for each Class except Class Z. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to each Class of shares, although the Fund will limit the payment to 0.10% on net assets attributable to share of the Liberty Ohio Tax-Exempt Fund issued prior to December 1994, and 0.25% on net assets attributable to all other shares. This arrangement results in a rate of service fee that is a blend between the 0.10% and 0.25% rates. The Fund also pays LFD monthly a distribution fee at an annual rate of 0.10% of average daily net assets attributed to Class A shares and 0.75% of average daily net assets attributed to Class B and Class C shares. LFD has voluntarily agreed to waive a portion of the Class C shares distribution fee so that it does not exceed 0.05% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees

The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust are effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed for periods up to six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC if redeemed within one year after purchase.

The CDSCs are described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund as of were:

                                                                  Class Z Shares
                                                                    Year ended
                                                                   June 30, 2002

Fees to FSFs                                                            N/A
Cost of sales material relating to the Fund                             N/A
   (including printing and mailing expenses)
Allocated travel, entertainment and other                               N/A
   promotional expenses (including advertising)


o Rounds to less than one.

INVESTMENT PERFORMANCE

The following 30-day yields for Class Z shares for the month ended June 30, 2002, were:

                    Yield*                    Tax-Equivalent Yield (p)
                    ------                    ------------------------
Class Z              4.45                              7.25

(p)   Assuming a 38.6% tax rate.

The Fund's average annual total returns at June 30, 2002, were (i)(j):

                                                                                    Class A shares
                                                                        1 years         5 years      10 years
                                                                        -------         -------      --------
With Sales Charge                                                        1.96%           4.75%        5.58%
Return After Taxes on Distributions                                      1.25%           4.52%        5.35%
Return After Taxes on Distributions and Sale of fund shares              3.25%           4.74%        5.43%
Without Sales Charge                                                     7.06%           5.76%        6.09%
Return After Taxes on Distributions                                      6.32%           5.53%        5.86%
Return After Taxes on Distributions and                                  6.48%           5.60%        5.88%
Sale of fund shares

                                                                                    Class B shares
                                                                        1 years         5 years      10 years
                                                                        -------         -------      --------
With Sales Charge                                                        2.09%           5.45%        6.09%
Return After Taxes on Distributions                                      1.34%           5.21%        5.86%
Return After Taxes on Distributions and Sale of fund shares              3.43%           5.34%        5.88%
Without Sales Charge                                                     7.06%           5.76%        6.09%
Return After Taxes on Distribution                                       6.32%           5.53%        5.86%
Return After Taxes on Distributions and                                  6.48%           5.60%        5.88%
Sale of fund shares

                                                                                    Class C shares
                                                                        1 years         5 years      10 years
                                                                        -------         -------      --------
With Sales Charge                                                        6.07%           5.76%        6.09%
Return After Taxes on Distributions                                      5.32%           5.53%        5.86%
Return After Taxes on Distributions and Sale of fund shares              5.87%           5.60%        5.88%
Without Sales Charge                                                     7.06%           5.76%        6.09%
Return After Taxes on Distributions                                      6.32%           5.53%        5.86%
Return After Taxes on Distributions and                                  6.48%           5.60%        5.88%
Sale of fund shares

                                                                                    Class Z shares
                                                                        1 years         5 years      10 years
                                                                        -------         -------      --------
Return Before Taxes                                                      7.06%           5.76%        6.09%
Return After Taxes on Distributions                                      6.32%           5.53%        5.86%
Return After Taxes on Distribution and Sale of Fund Shares               6.48%           5.60%        5.88%


(i) Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.
(j) Class A, Class B and Class C are newer classes of shares. Their performance information includes returns of the Fund's Class Z shares (the oldest existing Fund Class) for periods prior to their inception. These returns have not been restated to reflect any differences in expenses (such as 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had not been reflected, the returns shown for periods prior to the inception of the newer classes of shares would be lower. Class A, Class B and Class C shares were initially offered on November 1, 2002 and Class Z shares were initially offered on February 23, 1977.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.


CUSTODIAN OF THE FUND
State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is the custodian for the Trust. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT AUDITORS OF THE FUND

Ernst & Young LLP, located at 200 Clarendon Street, Boston MA 02116, are the independent auditors for the Fund and formerly of the Portfolio. The auditors provide audit services, assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights in the Prospectus have been so included, in reliance upon the reports of Ernst & Young LLP given on the authority of said firm as experts in accounting and auditing.

PART C.  OTHER INFORMATION

ITEM 23. EXHIBITS
         [Note: As used herein, the term "PEA" refers to a post-effective amendment to the Registration Statement of the Registrant under the Securities Act of 1933, No. 2-99356.]

(a)(1) Agreement and Declaration of Trust as amended and restated dated July 28,2000. (Exhibit to PEA #29*)

(b)(1) By-Laws of Registrant as amended through 2/3/93.
       (Exhibit 2 to PEA #21.)*
   (2) Amendment to By-Laws dated 2/4/98.  (Exhibit 2(b) to
       PEA #26.)*
   (3) Amendment to By-Laws dated 3/15/00.(Exhibit to PEA# 32)* (4) Amendment to By-Laws dated 9/28/00.(Exhibit to PEA# 32)* (5) Amendment to By-Laws dated 6/20/01 (Exhibit to PEA# 33)*


(c)       Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C,
          Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865) - filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

(d)(1) Management agreement between Registrant and Stein Roe & Farnham Incorporated ("Stein Roe") relating to the series designated Stein Roe Intermediate Municipals Fund and Stein Roe Managed Municipals Fund dated 11/1/01 - filed as Exhibit (d) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe funds Income Trust (File Nos. 33-02633 and 811-4522), filed with the commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement. (Exhibit to PEA# 35)*
   (2) Management agreement between Registrant and Stein Roe & Farnham Incorporated ("Stein Roe") relating to the series designated Stein Roe Intermediate Municipals Fund and Stein Roe Managed Municipals Fund dated 11/1/01


(e) Underwriting agreement between Registrant and Liberty Funds Distributor, Inc. dated 8/4/99. (Exhibit to PEA#28)*

(f)    None.

(g)(1) Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement On Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), Filed with the Commission on or about October 26, 2001, and is hereby Incorporated by reference and made a part of this Registration Statement.

       (Exhibit to PEA #35)*


(h)(1) Administrative agreement between Registrant and Stein Roe as amended through 7/1/96. (Exhibit 9(c) to PEA #21.)*
   (2) Accounting and Bookkeeping Agreement between the Registrant and Stein Roe dated 8/3/99. (Exhibit to PEA #27)*
   (3) Amendment to Accounting and Bookkeeping Agreement dated 7/1/01 (Exhibit
       (h)(3) to PEA # 33)*
   (4) Restated Transfer Agency Agreement between Registrant and
       SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99. (Exhibit to PEA #27)*

   (5) Amendment to Restated Transfer Agency Agreement dated 7/1/01 - filed as Exhibit (h)(3)(c) in Part C, Item 23 of Post-Effective Amendment No. 43 To Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or About August 30, 2001 and is hereby incorporated by reference and made a Part of this Registration Statement. (Exhibit (h)(5) to PEA #35)*


   (6) Sub-transfer agent agreement between SteinRoe Services
       Inc. and Liberty Funds Services, Inc. (formerly named
       Colonial Investors Service Center, Inc.) dated 7/3/96 as amended through 3/31/99. (Exhibit to PEA #27)*
   (7) Amendment to Transfer Agency Agreement with Liberty Funds Services, Inc. dated 7/1/01 (Exhibit (h)(6) to PEA #33)*
   (8) Joinder and Release Agreement dated 12/18/00 (Exhibit (h)(7) to PEA #33)*

(i)(1) Opinions and Consents of Bell, Boyd & Lloyd and Ropes & Gray with respect to the series of Registrant designated SteinRoe Tax-Exempt Money Fund now named Stein Roe Municipal Money Market Fund), SteinRoe Intermediate Municipals(now named Stein Roe Intermediate Municipals Fund, SteinRoe Managed Municipals (now named Stein Roe Managed Municipals Fund) and SteinRoe High-Yield Municipals (now named Stein Roe High- Yield Municipals Fund. (Exhibit 10 to PEA 21.)*

   (2) Consent of Bell Boyd & Lloyd LLC.


(j)(1) Opinion and consent of Bell, Boyd & Lloyd to SteinRoe Intermediate Municipals (now named Stein Roe Intermediate Municipals Fund) regarding tax-exempt status of standby commitments. (Exhibit 11(b)to PEA #21)*

   (2) Consent of Morningstar, Inc.  (Exhibit 11(b) to PEA #21.)*
   (3) Consent of Ernst & Young LLP.

(k)    Not Applicable.

(l)    Not Applicable.


(m) Amended Rule 12b-1 Plan dated August 3, 1999, as amended and restated on June 19, 2001, July 1, 2002, and on November 4, 2002. filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the commission on or About October 28, 2002, and is hereby incorporated by reference and made a part of this Registration Statement.


(n)    Rule 18f-3 Plan. (Exhibit (n) to PEA #27)*

(o)    Mutual Funds Application. (Exhibit (o) to PEA #27)*

(p)      Code of Ethics of Liberty Financial Companies, Inc. - filed as Exhibit
         (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement of Liberty -Stein Roe Funds Income Trust

      (File Nos. 33-02633 and 811-4552) filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement. (Exhibit (p) to PEA #35)*

     Powers of Attorney for Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-
     Effective Amendment No. 68 to the Registration Statement of
     Liberty Funds Trust I filed with the Commission on February 28, 2002, and is hereby incorporated by reference and made part of this Registration Statement.




-------------------------------
*Incorporated by reference.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlled by, or under common control with, other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," "Distributor," and "Transfer Agent" in the statement of additional information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and Declaration of Trust of Registrant (Exhibit a), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

   (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

  (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non-party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily-available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, Stein Roe & Farnham Incorporated ("Stein Roe"), the other investment companies advised by Stein Roe, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect Stein Roe or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement dated July 1, 1995, among the Registrant, its transfer agent and Stein Roe, Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Stein Roe against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of Stein Roe that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of Stein Roe.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe, the Registrant's investment advisor, is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation.
Stein Roe acts as investment advisor to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment advisor to other investment companies having different investment strategies and policies.

For a two-year business history of certain officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services," or "Management of the Funds," as applicable.

Certain directors and executive officers of Stein Roe also serve and have during the past two years served, in various capacities as officers, directors, or trustees of the companies listed below and of the Registrant and other investment companies managed wholly or in part by Stein Roe. A list of such capacities is given below.


                                                                       POSITION FORMERLY
                                                                          HELD WITHIN
                                           CURRENT POSITION               PAST TWO YEARS
                                          -------------------            --------------
COLUMBIA MANAGEMENT GROUP, INC. (590 Madison Avenue - 36th Floor, New York, NY  10022)
Keith T. Banks                                  Director, Chairman, Pres., CEO
Roger A. Sayler                                 Director, Exec. V.P.
Joseph R. Palombo                               Director, Exec. V.P., COO
Jean S. Loewenberg                              Secretary, General Counsel

COLUMBIA MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

COLUMBIA FUNDS MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

FLEET INVESTMENT ADVISORS, INC. (100 Federal Street, Boston, MA 02110)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., COO
Roger Sayler                                    Director

PROGRESS INVESTMENT MANAGEMENT (71 Stevenson Street, Suite 1620, San Francisco, CA 94105)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

WAM ACQUISITION GP, INC. (227 West Monroe Street, Suite 3000, Chicago, Illinois 60606)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

NEWPORT PRIVATE EQUITY ASIA, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director

NEWPORT PACIFIC MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

NEWPORT FUND MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY NEWPORT HOLDINGS LTD. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ADVISORY SERVICES CORP. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, CEO, President, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

FINANCIAL CENTRE INSURANCE AGENCY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ASSET MANAGEMENT COMPANY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

CRABBE HUSON GROUP, INC. (121 South West Morrison, Suite 1400, Portland, OR 97204)
Keith T. Banks                                  Director, Chairman, CEO, President
Joseph R. Palombo                               Director
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

COLONIAL ADVISORY SERVICES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY FUNDS GROUP LLC (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., CAA
Roger Sayler                                    Director
Philip J. Iudice                                Treasurer
Jean S. Loewenberg                              Secretary

LIBERTY FUNDS SERVICES, INC. (One Financial Center, Boston, MA 02111)
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  President and CIO
Joseph R. Palombo                               Director, Exec. V.P.
Michael Bissonnette                             Senior Vice President
Bonny E. Boatman                                Senior Vice President
Linda DiSilva Begley                            Senior Vice President
Frazier Evans                                   Senior Vice President
Leslie W. Finnemore                             Senior Vice President
Brian Good                                      Vice President
Erik Gustafson                                  Senior Vice President
Richard Hegwood                                 Vice President
Harvey B. Hirschhorn                            Senior Vice President
Michael T. Kennedy                              Senior Vice President
Jeffrey Kinzel                                  Senior Vice President
Maureen Newman                                  Senior Vice President
Scott B. Richards                               Senior Vice President
Roger Sayler                                    Director, Exec. V.P.
Scott Schermerhorn                              Senior Vice President
Gary Swayze                                     Senior Vice President
William Wadden                                  Vice President
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INVESTMENT
TRUST, LIBERTY-STEIN ROE ADVISOR TRUST, LIBERTY-STEIN ROE FUNDS MUNICIPAL
TRUST, LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST, LIBERTY-STEIN ROE FUNDS
TRUST, STEINROE VARIABLE INVESTMENT TRUST, LIBERTY FLOATING RATE FUND,
LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE
FLOATING RATE LIMITED LIABILITY COMPANY, LIBERTY VARIABLE INVESTMENT TRUST,
SR&F BASE TRUST, LIBERTY FUNDS TRUST I, LIBERTY FUNDS TRUST II, LIBERTY FUNDS
TRUST IV, LIBERTY FUNDS TRUST V, LIBERTY FLOATING RATE ADVANTAGE FUND (One
Financial Center, Boston, MA 02111)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               Trustee                        VP

GALAXY FUND, GALAXY FUND II, GALAXY VIP FUND (100 Federal Street, Boston, MA
02110)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               V.P.


Item 27. PRINCIPAL UNDERWRITERS

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage
      Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Couto, Scott           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Downey, Christopher    V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schofield, Karl        V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Vaughey, Andrew        V.P.                  None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.


ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.


ITEM 29.  MANAGEMENT SERVICES.

None.

ITEM 30.  UNDERTAKINGS.

None.

                                                  ******************


                                                        NOTICE


A copy of the Agreement and Declaration of Trust, as amended, of Liberty-Stein Roe Funds Municipal Trust is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by and officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                                      SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to

Rule 485(b) and has duly caused this Post-Effective Amendment No. 36 to its Registration Statement under the Securities Act of 1933 and Amendment No. 37 to its Registration Statement under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of, October 2002.


                                 LIBERTY-STEIN ROE FUNDS
                                 MUNICIPAL TRUST


                                   By   KEITH T. BANKS
                                        -----------------
                                        Keith T. Banks
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                       Title                      Date
------------------------    -------------------            --------------

/s/KEITH T. BANKS             President                     October 28, 2002
    -----------------
    Keith T. Banks



/s/ J. KEVIN CONNAUGHTON      Treasurer (Principal          October 28, 2002
    --------------------       Financial Officer)
    J. Kevin Connaughton



/s/ VICKI BENJAMIN             Chief Accounting Officer      October 28, 2002
    ---------------            and Controller
    Vicki Benjamin             (Principal Accounting Officer)










DOUGLAS A. HACKER*                              Trustee
------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                           Trustee
---------------------
Janet Langford Kelly


RICHARD W. LOWRY*                               Trustee
----------------
Richard W. Lowry


SALVATORE MACERA*                               Trustee
Salvatore Macera

WILLIAM E. MAYER*                               Trustee                             */s/ RUSSELL L. KANE
----------------                                                                    --------------------
William E. Mayer                                                                         Russell L. Kane
                                                                                         Attorney-in-fact
                                                                                         For each Trustee

DR. CHARLES R. NELSON*                          Trustee                                  October 28, 2002
----------------------
Dr. Charles R. Nelson



JOHN J. NEUHAUSER*                              Trustee
-----------------
John J. Neuhauser


JOSEPH R. PALOMBO*                              Trustee
-----------------
Joseph R. Palombo


THOMAS E. STITZEL*                              Trustee
-----------------
Thomas E. Stitzel

THOMAS C. THEOBALD*                             Trustee
-------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                              Trustee
-----------------
Anne-Lee Verville





                                    EXHIBITS



(d) (2)  Amendment to Management Agreement


(i) (2)  Consent of Bell Boyd & Lloyd LLC


(j) (3)  Consent of Ernst & Young LLP